UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2026

Schwab Prime Advantage Money Fund, Investor Shares

Ticker Symbol: SWVXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
June
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$389,718
Number of Holdings	712
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	3.49%
Seven-Day Yield (without waivers)	3.48%
Seven-Day Effective Yield (with waivers)	3.55%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund.
Although
the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Prime Advantage Money Fund, Investor Shares | Semiannual Report
1
REG124741-02  00326971

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Prime Advantage Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Prime Advantage Money Fund, Ultra Shares

Ticker Symbol: SNAXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$389,718
Number of Holdings	712
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	3.64%
Seven-Day Yield (without waivers)	3.63%
Seven-Day Effective Yield (with waivers)	3.70%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Prime Advantage Money Fund, Ultra Shares | Semiannual Report
1
REG124742-02  00326972

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2

Schwab Prime Advantage Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Government Money Fund, Sweep Shares

Ticker Symbol: SWGXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.27%
Seven-Day Yield (without waivers)	3.26%
Seven-Day Effective Yield (with waivers)	3.32%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Sweep Shares | Semiannual Report
1
REG124723-02  00326959

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Sweep Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Government Money Fund, Investor Shares

Ticker Symbol: SNVXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.37%
Seven-Day Yield (without waivers)	3.36%
Seven-Day Effective Yield (with waivers)	3.42%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Investor Shares | Semiannual Report
1
REG124722-02  00326958

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Government Money Fund, Ultra Shares

Ticker Symbol: SGUXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.52%
Seven-Day Yield (without waivers)	3.51%
Seven-Day Effective Yield (with waivers)	3.58%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Ultra Shares | Semiannual Report
1
REG124724-02  00326960

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab U.S. Treasury Money Fund, Investor Shares

Ticker Symbol: SNSXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$107,449
Number of Holdings	75
Weighted Average Maturity	53 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report
1
REG124739-02  00326980

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab U.S. Treasury Money Fund, Ultra Shares

Ticker Symbol: SUTXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months END
ED J
une 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$107,449
Number of Holdings	75
Weighted Average Maturity	53 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.59%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report
1
REG124740-02  00326981

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Treasury Obligations Money Fund, Investor Shares

Ticker Symbol: SNOXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$71,495
Number of Holdings	94
Weighted Average Maturity	43 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report
1
REG124736-02  00326975

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Treasury Obligations Money Fund, Ultra Shares

Ticker Symbol: SCOXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$71,495
Number of Holdings	94
Weighted Average Maturity	43 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.59%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report
1
REG124738-02  00326976

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Retirement Government Money Fund

Ticker Symbol: SNRXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$928
Number of Holdings	197
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	3.55%
Seven-Day Yield (without waivers)	3.50%
Seven-Day Effective Yield (with waivers)	3.61%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Retirement Government Money Fund | Semiannual Report
1
REG124734-02  00326973

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Retirement Government Money Fund | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Municipal Money Fund, Investor Shares

Ticker Symbol: SWTXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$18,900
Number of Holdings	1,437
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.38%
Seven-Day Yield (without waivers)	2.37%
Seven-Day Effective Yield (with waivers)	2.41%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124729-02  00326967

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab Municipal Money Fund, Ultra Shares

Ticker Symbol: SWOXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$18,900
Number of Holdings	1,437
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.53%
Seven-Day Yield (without waivers)	2.52%
Seven-Day Effective Yield (with waivers)	2.57%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124730-02  00326968

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email
request
to
orders
@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab AMT Tax-Free Money Fund, Investor Shares

Ticker Symbol: SWWXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$4,195
Number of Holdings	751
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	2.37%
Seven-Day Yield (without waivers)	2.34%
Seven-Day Effective Yield (with waivers)	2.40%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report
1
REG124718-02  00326948

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most rec
ent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab AMT Tax-Free Money Fund, Ultra Shares

Ticker Symbol: SCTXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$4,195
Number of Holdings	751
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	2.52%
Seven-Day Yield (without waivers)	2.49%
Seven-Day Effective Yield (with waivers)	2.55%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report
1
REG124719-02  00326949

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-
414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab California Municipal Money Fund,
Investor Shares

Ticker Symbol: SWKXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$9,096
Number of Holdings	468
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.11%
Seven-Day Yield (without waivers)	2.10%
Seven-Day Effective Yield (with waivers)	2.13%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124720-02  00326955

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by
sending
an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab California Municipal Money Fund, Ultra Shares

Ticker Symbol: SCAXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$9,096
Number of Holdings	468
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.26%
Seven-Day Yield (without waivers)	2.25%
Seven-Day Effective Yield (with waivers)	2.28%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124721-02  00326956

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the
fund’s
website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab New York Municipal Money Fund, Investor Shares

Ticker Symbol: SWYXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$3,207
Number of Holdings	391
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.41%
Seven-Day Yield (without waivers)	2.39%
Seven-Day Effective Yield (with waivers)	2.44%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124732-02  00326969

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies,
Procedures
and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414
-6349
, or by
sending
an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab New York Municipal Money Fund, Ultra Shares

Ticker Symbol: SNYXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$3,207
Number of Holdings	391
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.56%
Seven-Day Yield (without waivers)	2.54%
Seven-Day Effective Yield (with waivers)	2.59%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124733-02  00326970

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Taxable Money Funds

Schwab Prime Advantage Money Fund
Investor Shares	SWVXX
Ultra Shares	SNAXX
Schwab Government Money Fund
Sweep Shares	SWGXX
Investor Shares	SNVXX
Ultra Shares	SGUXX
Schwab U.S. Treasury Money Fund
Investor Shares	SNSXX
Ultra Shares	SUTXX
Schwab Treasury Obligations Money Fund
Investor Shares	SNOXX
Ultra Shares	SCOXX
Schwab Retirement Government Money Fund	SNRXX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
1

Schwab Prime Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.74%*	4.14%	5.12%	5.03%	1.54%	0.04%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.31%[4,5]	0.11%[5]
Total expenses	0.35%**	0.35%	0.35%	0.35%	0.35%[4]	0.35%
Net investment income (loss)	3.51%**	4.06%	4.99%	4.96%	1.97%	0.04%
Net assets, end of period (x 1,000,000)	$248,058	$252,057	$218,570	$169,906	$94,290	$42,245

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.82%*	4.30%	5.28%	5.18%	1.66%	0.04%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.18%[4,5]	0.11%[5]
Total expenses	0.20%**	0.20%	0.20%	0.20%	0.20%[4]	0.20%
Net investment income (loss)	3.66%**	4.21%	5.14%	5.08%	2.09%	0.04%
Net assets, end of period (x 1,000,000)	$141,660	$142,768	$118,180	$95,499	$69,065	$33,078

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
3

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 23.2% OF NET ASSETS
BANCO BILBAO VIZCAYA ARGENTARIA SA (NEW YORK BRANCH)
		3.88%		09/18/26	500,000,000	500,000,000
BANK OF AMERICA NA
(SOFR + 0.34%)	(a)	3.96%	07/01/26	07/10/26	600,000,000	600,000,000
		3.85%		09/01/26	500,000,000	500,000,000
		3.90%		09/01/26	400,000,000	400,000,000
		3.76%		10/29/26	500,000,000	500,000,000
		4.28%		07/01/27	156,000,000	156,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
(SOFR + 0.30%)	(a)	3.92%	07/01/26	10/13/26	196,400,000	196,400,000
(SOFR + 0.30%)	(a)	3.92%	07/01/26	10/20/26	100,000,000	100,000,000
(SOFR + 0.37%)	(a)	3.99%	07/01/26	11/13/26	248,900,000	248,900,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	11/16/26	200,000,000	200,000,000
(SOFR + 0.40%)	(a)	4.02%	07/01/26	11/24/26	350,000,000	350,000,000
(SOFR + 0.33%)	(a)	3.95%	07/01/26	12/10/26	200,000,000	200,000,000
BANK OF MONTREAL (LONDON BRANCH)
		3.77%		08/03/26	350,000,000	350,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.27%)	(a)	3.89%	07/01/26	08/06/26	199,000,000	199,000,000
(SOFR + 0.31%)	(a)	3.93%	07/01/26	09/09/26	748,000,000	748,000,000
(SOFR + 0.25%)	(a)	3.87%	07/01/26	10/27/26	950,000,000	950,000,000
(SOFR + 0.25%)	(a)	3.87%	07/01/26	11/19/26	1,150,000,000	1,150,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	12/03/26	500,000,000	500,000,000
(SOFR + 0.30%)	(a)	3.92%	07/01/26	12/09/26	1,000,000,000	1,000,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	3.89%	07/01/26	10/13/26	299,545,000	299,545,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
		4.10%		09/28/26	1,000,000,000	1,000,000,000
		3.95%		10/22/26	500,000,000	500,000,000
		3.93%		11/12/26	500,000,000	500,000,000
		3.93%		11/13/26	600,000,000	600,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/16/26	500,000,000	500,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/18/26	500,000,000	500,000,000
		3.97%		12/01/26	357,000,000	357,000,000
		3.98%		12/01/26	1,000,000,000	1,000,000,000
		3.98%		12/10/26	1,000,000,000	1,000,000,000
		4.17%		12/21/26	1,000,000,000	1,000,000,000
		4.17%		12/22/26	600,000,000	600,000,000
See financial notes
4
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		3.90%		08/12/26	100,000,000	100,000,000
		3.87%		08/28/26	200,000,000	200,000,000
		3.89%		09/08/26	250,000,000	250,000,000
BNP PARIBAS (NEW YORK BRANCH)
		3.80%		07/02/26	500,000,000	500,000,000
		3.95%		10/16/26	193,000,000	193,000,000
		3.96%		11/04/26	106,000,000	106,000,000
		4.00%		12/18/26	235,000,000	235,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		3.76%		08/03/26	99,000,000	99,000,000
		3.89%		11/02/26	250,000,000	250,000,000
		3.94%		02/08/27	250,000,000	250,000,000
COMMERZBANK AG (NEW YORK BRANCH)
		3.66%		07/01/26	500,000,000	500,000,000
		3.66%		07/02/26	750,000,000	750,000,000
		3.66%		07/06/26	695,000,000	695,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		3.94%		08/03/26	100,000,000	100,000,000
		3.87%		09/02/26	250,000,000	250,000,000
		3.89%		11/02/26	250,000,000	250,000,000
		3.96%		11/03/26	658,000,000	658,000,000
		3.85%		12/09/26	250,000,000	250,000,000
		3.94%		02/01/27	250,000,000	250,000,000
		4.22%		03/25/27	249,000,000	249,000,000
		4.21%		04/09/27	100,000,000	100,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (LONDON BRANCH)
		3.82%		08/05/26	275,000,000	275,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		3.79%		08/03/26	400,000,000	400,000,000
		3.80%		08/31/26	152,000,000	152,002,325
		3.98%		11/02/26	500,000,000	500,000,000
		4.00%		11/03/26	400,000,000	400,000,000
		3.90%		11/06/26	600,000,000	600,000,000
		3.92%		11/06/26	592,000,000	592,000,000
		4.00%		12/08/26	260,000,000	260,000,000
		4.09%		12/31/26	300,000,000	300,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		3.81%		08/04/26	500,000,000	500,000,000
		3.76%		08/10/26	300,000,000	300,000,000
		3.79%		09/04/26	500,000,000	500,000,000
		3.95%		11/04/26	1,000,000,000	1,000,000,000
		3.95%		11/05/26	1,000,000,000	1,000,000,000
		3.97%		11/30/26	600,000,000	600,000,000
		4.10%		01/11/27	150,000,000	150,000,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
5

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOLDMAN SACHS BANK USA
		3.93%		11/02/26	750,000,000	750,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
		3.83%		07/06/26	92,000,000	92,000,000
(SOFR + 0.30%)	(a)	3.92%	07/01/26	07/06/26	500,000,000	500,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/03/26	400,000,000	400,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/24/26	370,000,000	370,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/31/26	382,500,000	382,500,000
(SOFR + 0.21%)	(a)	3.83%	07/01/26	09/03/26	402,000,000	402,000,000
(SOFR + 0.33%)	(a)	3.95%	07/01/26	09/21/26	420,000,000	420,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	09/25/26	615,000,000	615,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	10/05/26	490,000,000	490,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	12/01/26	230,000,000	230,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
		3.77%		07/09/26	225,000,000	225,000,000
		3.78%		07/23/26	477,000,000	477,000,000
(SOFR + 0.21%)	(a)	3.83%	07/01/26	09/03/26	509,000,000	509,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	09/25/26	240,000,000	240,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	10/06/26	500,000,000	500,000,000
		3.95%		10/19/26	150,000,000	150,000,000
		3.96%		10/28/26	500,000,000	500,000,000
		3.95%		10/29/26	300,000,000	300,000,000
		3.96%		12/07/26	300,000,000	300,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	12/23/26	500,000,000	500,000,000
MUFG BANK LTD (NEW YORK BRANCH)
		3.79%		07/29/26	500,000,000	500,000,000
		3.79%		07/30/26	497,800,000	497,800,000
		3.77%		08/06/26	220,000,000	220,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/17/26	290,000,000	290,000,000
(SOFR + 0.21%)	(a)	3.83%	07/01/26	09/03/26	410,000,000	410,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	09/08/26	300,000,000	300,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	09/09/26	500,000,000	500,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	09/11/26	200,000,000	200,000,000
		3.96%		10/20/26	510,000,000	510,000,000
		3.94%		10/21/26	660,000,000	660,000,000
		3.96%		10/28/26	500,000,000	500,000,000
		3.94%		11/12/26	205,000,000	205,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	12/10/26	1,000,000,000	1,000,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	12/11/26	1,000,000,000	1,000,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	12/17/26	350,000,000	350,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	12/18/26	499,100,000	499,100,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
		3.78%		08/07/26	497,000,000	497,000,000
		4.02%		09/30/26	500,000,000	500,000,000
		3.92%		11/23/26	600,000,000	600,000,000
NATIXIS (NEW YORK BRANCH)
		3.79%		07/02/26	50,000,000	50,000,000
		3.75%		08/06/26	1,500,000,000	1,500,000,000
See financial notes
6
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.85%		09/08/26	700,000,000	700,000,000
		3.92%		11/04/26	594,000,000	594,000,000
		3.94%		11/04/26	500,000,000	500,000,000
		3.95%		12/07/26	560,000,000	560,000,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE (NEW YORK BRANCH)
		3.90%		09/09/26	300,000,000	300,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
		3.74%		08/06/26	500,000,000	500,000,000
		3.80%		09/15/26	500,000,000	500,000,000
		3.90%		10/27/26	200,000,000	200,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	3.87%	07/01/26	07/20/26	250,000,000	250,000,000
		3.91%		11/10/26	300,000,000	300,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/12/26	300,000,000	300,000,000
(SOFR + 0.28%)	(a)	3.90%	07/01/26	12/04/26	600,000,000	600,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	12/07/26	500,000,000	500,000,000
		4.00%		12/21/26	500,000,000	500,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
		3.74%		10/02/26	499,500,000	499,500,000
		3.85%		12/02/26	788,000,000	788,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		3.73%		08/05/26	100,000,000	100,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	3.89%	07/01/26	07/02/26	320,000,000	320,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/10/26	500,000,000	500,000,000
(SOFR + 0.20%)	(a)	3.82%	07/01/26	08/25/26	495,000,000	495,000,000
(SOFR + 0.21%)	(a)	3.83%	07/01/26	09/03/26	300,000,000	300,000,000
(SOFR + 0.21%)	(a)	3.83%	07/01/26	09/04/26	450,000,000	450,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	09/18/26	480,000,000	480,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	10/07/26	200,000,000	200,000,000
(SOFR + 0.35%)	(a)	3.97%	07/01/26	10/09/26	200,000,000	200,000,000
		3.98%		10/27/26	300,000,000	300,000,000
(SOFR + 0.31%)	(a)	3.93%	07/01/26	10/29/26	350,000,000	350,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/17/26	500,000,000	500,000,000
		3.90%		11/18/26	300,000,000	300,000,000
		3.90%		11/19/26	200,000,000	200,000,000
		3.90%		11/20/26	299,400,000	299,400,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/23/26	500,000,000	500,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	11/30/26	600,000,000	600,000,000
(SOFR + 0.26%)	(a)	3.88%	07/01/26	12/10/26	300,000,000	300,000,000
(SOFR + 0.29%)	(a)	3.91%	07/01/26	01/06/27	750,000,000	750,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		3.98%		07/21/26	500,000,000	500,000,000
		4.01%		07/23/26	250,000,000	250,000,000
		3.99%		07/29/26	400,000,000	400,000,000
		3.99%		08/03/26	395,000,000	395,000,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
7

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
		3.88%		09/18/26	300,000,000	300,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	3.87%	07/01/26	07/29/26	400,000,000	400,000,000
		3.77%		08/12/26	200,000,000	200,000,000
		3.76%		10/26/26	250,000,000	250,000,000
		3.89%		11/02/26	250,000,000	250,000,000
		3.94%		11/20/26	500,000,000	500,000,000
		3.85%		12/09/26	500,000,000	500,000,000
		3.96%		01/20/27	199,000,000	199,000,000
		3.96%		02/04/27	645,000,000	645,000,000
		4.23%		03/30/27	245,000,000	245,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		4.08%		09/25/26	1,500,000,000	1,500,000,000
(SOFR + 0.37%)	(a)	3.99%	07/01/26	11/09/26	735,000,000	735,000,000
		3.80%		11/12/26	910,000,000	910,000,000
(SOFR + 0.40%)	(a)	4.02%	07/01/26	12/18/26	416,000,000	416,000,000
(SOFR + 0.40%)	(a)	4.02%	07/01/26	01/11/27	90,000,000	90,000,000
(SOFR + 0.31%)	(a)	3.93%	07/01/26	02/12/27	580,000,000	580,000,000
(SOFR + 0.34%)	(a)	3.96%	07/01/26	02/16/27	244,000,000	244,000,000
(SOFR + 0.32%)	(a)	3.94%	07/01/26	02/26/27	953,000,000	953,000,000
(SOFR + 0.32%)	(a)	3.94%	07/01/26	03/10/27	1,129,220,000	1,129,220,000
(SOFR + 0.32%)	(a)	3.94%	07/01/26	03/17/27	895,000,000	895,000,000
		3.85%		04/05/27	446,000,000	446,000,000
(SOFR + 0.46%)	(a)	4.08%	07/01/26	04/16/27	360,000,000	360,000,000
(SOFR + 0.41%)	(a)	4.03%	07/01/26	04/20/27	340,000,000	340,000,000
		4.08%		05/05/27	1,043,630,000	1,043,630,000
		4.09%		05/18/27	500,000,000	500,000,000
TRUIST BANK
		3.66%		07/01/26	1,000,000,000	1,000,000,000
		3.90%		08/31/26	1,150,000,000	1,150,000,000
		3.88%		09/02/26	1,000,000,000	1,000,000,000
		3.93%		09/30/26	1,000,000,000	1,000,000,000
		3.95%		10/08/26	500,000,000	500,000,000
WELLS FARGO BANK NA
		3.75%		10/26/26	1,250,000,000	1,250,000,000
		3.75%		11/02/26	250,000,000	250,000,000
		3.75%		12/02/26	950,000,000	950,000,000
		3.85%		12/11/26	1,000,000,000	1,000,000,000
		4.05%		01/14/27	500,000,000	500,000,000
		3.75%		01/26/27	750,000,000	750,000,000
		3.75%		02/02/27	500,000,000	500,000,000
(SOFR + 0.28%)	(a)	3.90%	07/01/26	02/18/27	500,000,000	500,000,000
(SOFR + 0.27%)	(a)	3.89%	07/01/26	03/08/27	425,000,000	425,000,000
		4.06%		04/16/27	200,000,000	200,000,000
Total Certificates Of Deposit (Cost $90,496,997,325)						90,496,997,325

See financial notes
8
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ASSET-BACKED COMMERCIAL PAPER 8.1% OF NET ASSETS
ANTALIS SA
	(b)(c)(d)	3.69%		07/01/26	23,680,000	23,680,000
	(b)(c)(d)	3.69%		07/02/26	207,000,000	206,978,783
	(b)(c)(d)	3.69%		07/06/26	220,850,000	220,736,814
	(b)(c)(d)	3.69%		07/07/26	76,030,000	75,983,242
	(b)(c)(d)	3.89%		08/13/26	45,000,000	44,793,063
	(b)(c)(d)	3.96%		09/23/26	51,700,000	51,227,117
ATLANTIC ASSET SECURITIZATION LLC
	(b)(c)(d)	3.85%		08/21/26	200,000,000	198,920,500
(SOFR + 0.21%)	(a)(b)(c)	3.83%	07/01/26	08/27/26	100,000,000	100,000,000
(SOFR + 0.24%)	(a)(b)(c)	3.86%	07/01/26	09/14/26	100,000,000	100,000,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	11/10/26	150,000,000	150,000,000
	(b)(c)(d)	3.98%		12/03/26	50,000,000	49,160,417
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1
	(b)(c)(d)	3.80%		07/07/26	98,400,000	98,338,828
	(b)(c)(d)	3.81%		07/14/26	200,000,000	199,729,889
	(b)(c)(d)	3.83%		07/23/26	200,000,000	199,540,444
	(b)(c)(d)	3.81%		07/24/26	200,000,000	199,522,111
	(b)(c)(d)	3.80%		07/27/26	57,000,000	56,846,448
	(b)(c)(d)	3.81%		07/27/26	100,000,000	99,729,889
	(b)(c)(d)	3.83%		07/28/26	200,000,000	199,436,000
	(b)(c)(d)	3.80%		08/07/26	99,000,000	98,620,473
	(b)(c)(d)	3.82%		08/13/26	150,000,000	149,328,125
	(b)(c)(d)	3.81%		08/20/26	130,000,000	129,324,722
	(b)(c)(d)	3.88%		09/21/26	100,000,000	99,134,444
	(b)(c)(d)	4.08%		09/21/26	200,000,000	198,180,056
	(b)(c)(d)	3.99%		10/16/26	109,000,000	107,733,269
	(b)(c)(d)	3.96%		10/22/26	200,000,000	197,564,222
	(b)(c)(d)	3.96%		10/26/26	100,000,000	98,739,000
	(b)(c)(d)	3.96%		10/27/26	200,000,000	197,456,445
	(b)(c)(d)	3.93%		11/02/26	100,000,000	98,673,889
	(b)(c)(d)	3.95%		11/09/26	100,000,000	98,591,750
(SOFR + 0.40%)	(a)(b)(c)	4.02%	07/01/26	11/09/26	120,000,000	120,039,030
	(b)(c)(d)	3.99%		11/24/26	200,000,000	196,828,556
	(b)(c)(d)	3.98%		12/02/26	296,000,000	291,061,733
BARTON CAPITAL SA
	(b)(c)(d)	3.88%		08/27/26	100,000,000	99,392,000
	(b)(c)(d)	3.89%		08/28/26	100,000,000	99,379,722
BEDFORD ROW FUNDING CORP
	(b)(c)(d)	4.07%		09/28/26	300,000,000	297,040,750
	(b)(c)(d)	3.95%		10/23/26	100,000,000	98,774,500
	(b)(c)(d)	3.92%		10/26/26	150,000,000	148,128,000
	(b)(c)(d)	3.91%		10/27/26	100,000,000	98,718,389
	(b)(c)(d)	3.92%		10/29/26	150,000,000	148,080,000
	(b)(c)(d)	3.92%		11/05/26	100,000,000	98,645,333
(SOFR + 0.28%)	(a)(b)(c)	3.90%	07/01/26	11/16/26	150,000,000	150,000,000
	(b)(c)(d)	3.98%		12/07/26	150,000,000	147,429,500
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
9

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.02%		01/19/27	200,000,000	195,600,889
	(b)(c)(d)	4.18%		01/21/27	250,000,000	244,220,000
	(b)(c)(d)	4.15%		01/27/27	250,000,000	244,093,750
	(b)(c)(d)	4.06%		02/10/27	150,000,000	146,406,667
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)(d)	3.70%		07/01/26	46,016,000	46,016,000
	(b)(c)(d)	3.70%		07/02/26	298,445,000	298,414,327
	(b)(c)(d)	3.70%		07/07/26	129,095,000	129,015,391
	(b)(c)(d)	3.88%		08/26/26	245,000,000	243,536,533
	(b)(c)(d)	3.90%		09/04/26	125,000,000	124,128,819
CABOT TRAIL FUNDING LLC
	(b)(c)(d)	3.79%		07/16/26	250,000,000	249,612,500
	(b)(c)(d)	3.77%		08/03/26	50,000,000	49,830,417
	(b)(c)(d)	3.98%		10/14/26	120,000,000	118,635,000
	(b)(c)(d)	3.97%		10/19/26	32,860,000	32,469,422
	(b)(c)(d)	3.93%		11/02/26	120,000,000	118,408,667
	(b)(c)(d)	3.96%		12/07/26	113,275,000	111,333,844
	(b)(c)(d)	4.11%		01/07/27	50,000,000	48,939,167
CAFCO LLC
	(b)(c)(d)	3.85%		09/11/26	75,000,000	74,430,000
CHARIOT FUNDING LLC
(SOFR + 0.28%)	(a)(b)(c)	3.90%	07/01/26	10/09/26	250,000,000	250,000,000
(SOFR + 0.34%)	(a)(b)(c)	3.96%	07/01/26	10/26/26	128,000,000	128,000,000
(SOFR + 0.32%)	(a)(b)(c)	3.94%	07/01/26	11/02/26	160,000,000	160,000,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	12/04/26	325,000,000	325,000,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	12/18/26	211,000,000	211,000,000
CHARTA LLC
	(b)(c)(d)	3.78%		07/14/26	60,000,000	59,919,617
	(b)(c)(d)	3.78%		07/15/26	50,000,000	49,927,861
	(b)(c)(d)	3.85%		09/11/26	100,000,000	99,240,000
(SOFR + 0.25%)	(a)(b)(c)	3.87%	07/01/26	12/02/26	250,000,000	250,000,000
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 3
	(b)(c)(d)	3.68%		07/01/26	150,000,000	150,000,000
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 4
	(b)(c)(d)	3.67%		07/01/26	262,200,000	262,200,000
	(b)(c)(d)	3.68%		07/02/26	200,000,000	199,979,556
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	4.10%		10/30/26	263,000,000	263,000,000
(SOFR + 0.29%)	(a)(b)	3.91%	07/01/26	11/23/26	124,000,000	124,000,000
(SOFR + 0.29%)	(a)(b)	3.91%	07/01/26	11/24/26	245,000,000	245,000,000
(SOFR + 0.32%)	(a)(b)	3.94%	07/01/26	12/07/26	365,000,000	365,000,000
	(b)	4.22%		12/21/26	800,000,000	800,000,000
	(b)	4.06%		01/12/27	285,000,000	285,000,000
	(b)	4.06%		01/25/27	234,000,000	234,000,000
	(b)	4.05%		01/26/27	130,000,000	130,000,000
(SOFR + 0.32%)	(a)(b)	3.94%	07/01/26	02/12/27	212,000,000	212,000,000
	(b)	4.11%		02/23/27	600,000,000	600,000,000
	(b)	4.28%		02/26/27	125,000,000	125,000,000
See financial notes
10
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CONCORD MINUTEMEN CAPITAL CO LLC SERIES B
(SOFR + 0.14%)	(a)(b)(c)	3.76%	07/01/26	07/07/26	300,000,000	300,000,000
	(b)(c)(d)	3.90%		08/27/26	220,000,000	218,655,433
	(b)(c)(d)	4.05%		10/08/26	120,000,000	118,680,000
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	08/12/26	100,000,000	100,000,000
(SOFR + 0.44%)	(a)(b)(c)	4.06%	07/01/26	09/17/26	211,000,000	211,000,000
(SOFR + 0.44%)	(a)(b)(c)	4.06%	07/01/26	09/18/26	183,000,000	183,000,000
(SOFR + 0.35%)	(a)(b)(c)	3.97%	07/01/26	11/05/26	63,000,000	63,000,000
(SOFR + 0.35%)	(a)(b)(c)	3.97%	07/01/26	11/24/26	58,000,000	58,000,000
(SOFR + 0.40%)	(a)(b)(c)	4.02%	07/01/26	12/23/26	289,000,000	289,000,000
FAIRWAY FINANCE CO LLC
	(b)(c)(d)	4.08%		09/25/26	75,000,000	74,283,333
	(b)(c)(d)	3.97%		12/04/26	50,000,000	49,157,167
	(b)(c)(d)	3.97%		12/08/26	100,000,000	98,271,111
FALCON ASSET FUNDING LLC
(SOFR + 0.34%)	(a)(b)(c)	3.96%	07/01/26	10/20/26	148,500,000	148,500,000
(SOFR + 0.32%)	(a)(b)(c)	3.94%	07/01/26	11/02/26	135,500,000	135,500,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	12/01/26	482,000,000	482,000,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	12/15/26	265,000,000	265,000,000
GOTHAM FUNDING CORP
	(b)(c)(d)	3.78%		07/07/26	75,000,000	74,953,625
	(b)(c)(d)	3.90%		09/01/26	100,000,000	99,336,944
	(b)(c)(d)	4.04%		11/06/26	300,000,000	295,754,667
	(b)(c)(d)	4.16%		12/21/26	500,000,000	490,220,694
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)(d)	3.68%		07/01/26	100,000,000	100,000,000
	(b)(c)(d)	3.68%		07/02/26	479,000,000	478,951,036
	(b)(c)(d)	3.68%		07/06/26	386,000,000	385,802,711
LIBERTY STREET FUNDING LLC
	(b)(c)(d)	3.75%		07/30/26	100,000,000	99,703,556
(SOFR + 0.32%)	(a)(b)(c)	3.94%	07/01/26	09/14/26	125,000,000	125,000,000
	(b)(c)(d)	4.03%		09/23/26	250,000,000	247,695,833
(SOFR + 0.27%)	(a)(b)(c)	3.89%	07/01/26	11/10/26	300,000,000	300,000,000
LION BAY FUNDING LLC
	(b)(c)(d)	3.68%		07/02/26	216,000,000	215,977,920
(SOFR + 0.08%)	(a)(b)(c)	3.70%	07/01/26	07/07/26	170,000,000	170,000,000
LMA AMERICAS LLC
	(b)(c)(d)	3.77%		08/11/26	102,050,000	101,619,973
	(b)(c)(d)	3.84%		08/18/26	50,000,000	49,746,667
	(b)(c)(d)	3.80%		08/25/26	100,000,000	99,430,139
	(b)(c)(d)	3.80%		08/27/26	50,000,000	49,704,708
	(b)(c)(d)	3.84%		08/28/26	50,000,000	49,693,889
	(b)(c)(d)	3.85%		09/08/26	102,050,000	101,312,604
	(b)(c)(d)	3.84%		09/09/26	50,000,000	49,633,472
	(b)(c)(d)	3.85%		09/09/26	50,000,000	49,633,472
	(b)(c)(d)	3.87%		09/09/26	50,000,000	49,630,556
	(b)(c)(d)	3.84%		09/10/26	100,000,000	99,256,472
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
11

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	3.84%		09/11/26	100,000,000	99,246,000
	(b)(c)(d)	3.88%		09/14/26	100,000,000	99,208,333
	(b)(c)(d)	3.88%		09/15/26	100,000,000	99,197,778
	(b)(c)(d)	4.03%		09/18/26	51,100,000	50,657,062
	(b)(c)(d)	4.03%		09/22/26	100,000,000	99,089,306
	(b)(c)(d)	3.95%		11/02/26	101,300,000	99,946,182
	(b)(c)(d)	3.93%		11/10/26	102,300,000	100,855,865
	(b)(c)(d)	3.93%		11/12/26	49,400,000	48,692,071
	(b)(c)(d)	3.96%		12/03/26	100,000,000	98,329,444
	(b)(c)(d)	3.98%		12/07/26	80,000,000	78,622,000
LONGSHIP FUNDING LLC
	(b)(c)(d)	3.69%		07/06/26	100,000,000	99,948,750
	(b)(c)(d)	3.70%		07/07/26	570,000,000	569,648,500
MAINBEACH FUNDING LLC
	(b)(c)(d)	3.68%		07/01/26	64,000,000	64,000,000
	(b)(c)(d)	3.68%		07/02/26	21,000,000	20,997,853
	(b)(c)(d)	3.68%		07/07/26	95,000,000	94,941,733
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	10/05/26	200,000,000	200,000,000
METLIFE SHORT TERM FUNDING LLC
	(b)(c)(d)	3.76%		07/01/26	175,000,000	175,000,000
	(b)(c)(d)	3.76%		07/02/26	31,631,000	31,627,758
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV
	(b)(c)(d)	3.67%		07/07/26	400,000,000	399,755,333
OLD LINE FUNDING LLC
(SOFR + 0.29%)	(a)(b)(c)	3.91%	07/01/26	07/31/26	200,000,000	200,000,000
	(b)(c)(d)	3.88%		09/11/26	200,000,000	198,480,000
(SOFR + 0.28%)	(a)(b)(c)	3.90%	07/01/26	10/27/26	150,000,000	150,000,000
	(b)(c)(d)	4.16%		12/21/26	250,000,000	245,110,347
PARADELLE FUNDING LLC
(SOFR + 0.29%)	(a)(b)(c)	3.91%		07/01/26	180,000,000	180,000,000
	(b)(c)(d)	3.97%		02/01/27	50,000,000	48,850,347
	(b)(c)(d)	3.97%		02/04/27	40,000,000	39,067,444
	(b)(c)(d)	4.03%		02/26/27	285,000,000	277,571,000
	(b)(c)(d)	4.07%		03/04/27	150,000,000	145,951,250
PODIUM FUNDING TRUST
	(b)(d)	3.79%		07/14/26	100,000,000	99,865,667
	(b)(d)	3.80%		07/14/26	120,000,000	119,838,367
	(b)(d)	3.78%		08/26/26	150,000,000	149,134,333
	(b)(d)	4.00%		09/15/26	150,000,000	148,758,667
	(b)(d)	4.08%		09/22/26	100,000,000	99,077,778
	(b)(d)	4.07%		09/24/26	150,000,000	148,586,875
	(b)(d)	3.99%		10/22/26	150,000,000	148,159,041
	(b)(d)	3.97%		12/08/26	50,000,000	49,135,556
PRICOA SHORT TERM FUNDING LLC
	(b)(c)(d)	4.00%		09/16/26	50,000,000	49,580,778
	(b)(c)(d)	4.01%		10/01/26	50,000,000	49,499,111
See financial notes
12
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)(d)	3.95%		09/15/26	316,000,000	313,418,280
(SOFR + 0.35%)	(a)(b)(c)	3.97%	07/01/26	09/25/26	342,000,000	342,000,000
	(b)(c)(d)	4.08%		09/25/26	157,220,000	155,717,676
	(b)(c)(d)	3.98%		10/16/26	230,000,000	227,333,917
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	12/09/26	185,000,000	185,000,000
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)(d)	3.83%		08/19/26	65,000,000	64,664,690
	(b)(c)(d)	3.97%		10/20/26	100,000,000	98,800,583
STARBIRD FUNDING CORP
	(b)(c)(d)	3.80%		08/03/26	210,000,000	209,281,975
	(b)(c)(d)	3.84%		09/01/26	300,000,000	298,052,167
	(b)(c)(d)	4.09%		10/07/26	300,000,000	296,733,333
	(b)(c)(d)	3.96%		10/22/26	90,000,000	88,903,900
	(b)(c)(d)	3.98%		11/02/26	30,000,000	29,597,000
	(b)(c)(d)	3.98%		12/03/26	175,000,000	172,061,458
THUNDER BAY FUNDING LLC
	(b)(c)(d)	3.88%		09/11/26	100,000,000	99,240,000
	(b)(c)(d)	3.93%		10/15/26	100,000,000	98,863,444
	(b)(c)(d)	3.94%		10/29/26	30,000,000	29,614,000
	(b)(c)(d)	3.92%		11/04/26	100,000,000	98,656,000
(SOFR + 0.30%)	(a)(b)(c)	3.92%	07/01/26	11/09/26	100,000,000	100,000,000
	(b)(c)(d)	3.97%		11/09/26	75,000,000	73,941,083
	(b)(c)(d)	3.97%		02/10/27	150,000,000	146,406,667
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)(d)	3.97%		10/06/26	200,000,000	197,898,333
	(b)(c)(d)	3.97%		10/07/26	200,000,000	197,876,667
	(b)(c)(d)	3.92%		11/06/26	200,000,000	197,265,778
	(b)(c)(d)	3.96%		11/16/26	200,000,000	197,025,333
VICTORY RECEIVABLES CORP
	(b)(c)(d)	3.78%		07/07/26	500,000,000	499,690,833
	(b)(c)(d)	3.90%		09/01/26	100,000,000	99,336,944
	(b)(c)(d)	3.90%		09/04/26	300,000,000	297,914,583
	(b)(c)(d)	3.89%		09/24/26	120,000,000	118,914,833
	(b)(c)(d)	3.89%		09/28/26	250,000,000	247,632,847
WASHINGTON MORGAN CAPITAL COMPANY LLC
(SOFR + 0.14%)	(a)(b)(c)	3.76%	07/01/26	07/07/26	225,000,000	225,000,000
	(b)(c)(d)	4.04%		07/08/26	450,000,000	449,650,000
	(b)(c)(d)	3.92%		08/07/26	75,000,000	74,700,917
	(b)(c)(d)	3.92%		08/21/26	225,000,000	223,763,250
Total Asset-Backed Commercial Paper (Cost $31,553,338,882)						31,553,338,882

FINANCIAL COMPANY COMMERCIAL PAPER 10.3% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)(d)	3.81%		09/08/26	100,000,000	99,283,167
	(c)(d)	4.02%		10/07/26	200,000,000	197,860,333
	(c)(d)	3.93%		12/11/26	500,000,000	491,284,028
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
13

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)(d)	3.98%		12/17/26	500,000,000	490,845,833
	(c)(d)	3.98%		12/22/26	150,000,000	147,172,500
BANK OF MONTREAL
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	12/04/26	250,000,000	250,000,000
(SOFR + 0.32%)	(a)(c)	3.94%	07/01/26	12/09/26	250,000,000	250,000,000
(SOFR + 0.32%)	(a)(c)	3.94%	07/01/26	02/26/27	800,000,000	800,000,000
BANK OF NEW YORK MELLON/THE
	(d)	3.93%		12/04/26	500,000,000	491,658,333
	(d)	4.07%		03/04/27	500,000,000	486,504,167
BARCLAYS BANK UK PLC
	(c)(d)	3.67%		07/01/26	500,000,000	500,000,000
	(c)(d)	3.67%		07/02/26	95,000,000	94,990,315
BOFA SECURITIES INC
	(c)(d)	3.83%		07/16/26	500,000,000	499,225,000
	(c)(d)	3.85%		07/21/26	500,000,000	498,961,111
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	08/06/26	350,000,000	350,000,000
	(c)(d)	3.89%		09/03/26	200,000,000	198,656,000
	(c)(d)	3.77%		09/28/26	500,000,000	495,463,472
	(c)(d)	3.84%		10/09/26	150,000,000	148,445,833
(SOFR + 0.27%)	(a)(c)	3.89%	07/01/26	10/09/26	399,165,000	399,165,000
(SOFR + 0.25%)	(a)(c)	3.87%	07/01/26	11/02/26	300,000,000	300,000,000
	(c)(d)	4.12%		12/18/26	250,000,000	245,277,778
	(c)(d)	4.00%		01/29/27	100,000,000	97,715,111
	(c)(d)	3.98%		02/08/27	400,000,000	390,478,667
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	02/12/27	150,000,000	150,000,000
	(c)(d)	4.01%		02/12/27	200,000,000	195,115,889
(SOFR + 0.31%)	(a)(c)	3.93%	07/01/26	02/26/27	750,000,000	750,000,000
	(c)(d)	4.25%		03/22/27	200,000,000	193,957,333
BPCE SA
	(c)(d)	3.79%		08/03/26	1,000,000,000	996,590,000
	(c)(d)	3.82%		09/03/26	500,000,000	496,666,667
	(c)(d)	4.08%		10/01/26	1,000,000,000	989,803,333
	(c)(d)	3.92%		11/04/26	599,000,000	590,949,440
	(c)(d)	3.93%		11/05/26	1,000,000,000	986,418,056
	(c)(d)	3.96%		12/02/26	420,000,000	413,028,933
	(c)(d)	3.97%		12/17/26	580,000,000	569,408,394
CITIGROUP GLOBAL MARKETS HOLDINGS INC
	(c)(d)	3.96%		11/18/26	800,000,000	787,928,889
	(c)(d)	3.96%		11/19/26	600,000,000	590,882,000
CITIGROUP GLOBAL MARKETS INC
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	09/02/26	155,000,000	155,000,000
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	09/03/26	500,000,000	500,000,000
COMMONWEALTH BANK OF AUSTRALIA
	(c)(d)	3.81%		09/08/26	500,000,000	496,415,833
See financial notes
14
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA
	(c)(d)	3.74%		07/01/26	500,000,000	500,000,000
	(c)(d)	3.76%		07/24/26	200,000,000	199,528,500
	(c)(d)	3.90%		11/10/26	300,000,000	295,803,500
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)(d)	3.75%		07/29/26	200,000,000	199,427,556
	(c)(d)	3.74%		07/30/26	250,000,000	249,260,903
	(c)(d)	3.83%		09/03/26	300,000,000	297,994,667
ING US FUNDING LLC
(SOFR + 0.24%)	(a)(b)(c)	3.86%	07/01/26	07/07/26	300,000,000	300,000,000
(SOFR + 0.29%)	(a)(b)(c)	3.91%	07/01/26	10/22/26	500,000,000	500,000,000
(SOFR + 0.31%)	(a)(b)(c)	3.93%	07/01/26	11/05/26	500,000,000	500,000,000
JP MORGAN SECURITIES LLC
(SOFR + 0.36%)	(a)(c)	3.98%	07/01/26	10/19/26	300,000,000	300,000,000
MACQUARIE BANK LTD
	(c)(d)	3.99%		07/14/26	275,000,000	274,608,736
NATIONAL AUSTRALIA BANK LTD
	(c)(d)	4.02%		10/08/26	500,000,000	494,596,250
(SOFR + 0.27%)	(a)(c)	3.89%	07/01/26	10/28/26	250,000,000	250,000,000
	(c)(d)	3.91%		10/28/26	250,000,000	246,834,931
NEDERLANDSE WATERSCHAPSBANK NV
	(c)(d)	3.67%		07/07/26	500,000,000	499,694,167
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)(d)	3.85%		07/07/26	250,000,000	249,841,667
	(c)(d)	3.85%		07/08/26	250,000,000	249,815,278
	(c)(d)	3.89%		08/25/26	300,000,000	298,240,000
(SOFR + 0.27%)	(a)(c)	3.95%	07/01/26	11/04/26	250,000,000	250,000,000
(SOFR + 0.26%)	(a)(c)	3.88%	07/01/26	11/05/26	300,000,000	300,000,000
(SOFR + 0.26%)	(a)(c)	3.88%	07/01/26	11/06/26	250,000,000	250,000,000
(SOFR + 0.26%)	(a)(c)	3.88%	07/01/26	11/09/26	250,000,000	250,000,000
ROYAL BANK OF CANADA
(SOFR + 0.27%)	(a)(c)	3.89%	07/01/26	08/10/26	750,000,000	750,000,000
(SOFR + 0.32%)	(a)(c)	3.94%	07/01/26	10/05/26	300,000,000	300,000,000
	(c)(d)	3.86%		12/09/26	500,000,000	491,614,583
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	01/22/27	1,305,000	1,305,000
	(c)(d)	4.04%		02/01/27	800,000,000	781,271,111
(SOFR + 0.30%)	(a)(c)	3.92%	07/01/26	02/02/27	1,000,000,000	1,000,000,000
(SOFR + 0.29%)	(a)(c)	3.90%	07/01/26	02/11/27	375,000,000	375,000,000
	(c)(d)	4.00%		03/11/27	500,000,000	486,489,097
	(c)(d)	4.03%		03/12/27	500,000,000	486,329,861
	(c)(d)	4.21%		04/01/27	400,000,000	387,578,667
(SOFR + 0.35%)	(a)(c)	3.97%	07/01/26	05/11/27	500,000,000	500,000,000
	(c)(d)	4.28%		06/10/27	200,000,000	192,164,444
	(c)(d)	4.25%		06/15/27	425,000,000	408,210,434
	(c)(d)	4.40%		06/21/27	200,000,000	191,687,083
	(c)(d)	4.32%		06/25/27	400,000,000	383,486,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
15

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SANTANDER UK PLC
	(d)	3.82%		09/02/26	400,000,000	397,354,000
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)(d)	3.74%		07/02/26	200,000,000	199,979,611
(SOFR + 0.25%)	(a)(c)	3.87%	07/01/26	07/28/26	300,000,000	300,000,000
	(c)(d)	4.26%		03/25/27	500,000,000	484,703,125
	(c)(d)	4.22%		03/30/27	500,000,000	484,548,889
	(c)(d)	4.23%		04/01/27	300,000,000	290,638,333
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)(d)	3.88%		08/20/26	500,000,000	497,336,806
	(c)(d)	3.88%		08/21/26	475,000,000	472,419,365
	(c)(d)	3.85%		08/24/26	500,000,000	497,138,750
	(c)(d)	3.85%		08/25/26	334,000,000	332,053,290
SVENSKA HANDELSBANKEN AB
(SOFR + 0.25%)	(a)(c)	3.87%	07/01/26	07/20/26	200,000,000	200,000,000
	(c)(d)	4.08%		12/28/26	500,000,000	490,100,000
SWEDBANK AB
	(c)(d)	3.74%		07/01/26	100,000,000	100,000,000
	(c)(d)	3.75%		08/03/26	250,000,000	249,157,813
TORONTO-DOMINION BANK/THE
	(c)(d)	4.06%		05/11/27	1,000,000,000	965,983,333
UBS AG
(SOFR + 0.31%)	(a)(c)	3.93%	07/01/26	12/07/26	498,000,000	498,000,000
	(c)	4.05%		02/12/27	249,700,000	249,700,000
	(c)	4.30%		03/19/27	509,610,000	509,610,000
UBS AG (LONDON BRANCH)
(SOFR + 0.22%)	(a)(c)	3.84%	07/01/26	09/09/26	400,000,000	400,000,000
(SOFR + 0.28%)	(a)(c)	3.90%	07/01/26	12/02/26	200,000,000	200,000,000
(SOFR + 0.28%)	(a)(c)	3.90%	07/01/26	12/03/26	250,000,000	250,000,000
(SOFR + 0.28%)	(a)(c)	3.90%	07/01/26	12/04/26	250,000,000	250,000,000
(SOFR + 0.40%)	(a)(c)	4.02%	07/01/26	12/17/26	500,000,000	500,000,000
(SOFR + 0.40%)	(a)(c)	4.02%	07/01/26	12/18/26	500,000,000	500,000,000
	(c)	4.04%		01/15/27	300,000,000	300,000,000
UNITED OVERSEAS BANK LTD
	(c)(d)	3.95%		10/02/26	150,000,000	148,484,875
Total Financial Company Commercial Paper (Cost $40,243,142,040)						40,243,142,040

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.5% OF NET ASSETS
PHILIP MORRIS INTERNATIONAL INC
	(c)(d)	3.68%		07/01/26	300,000,000	300,000,000
	(c)(d)	3.68%		07/02/26	650,000,000	649,933,555
	(c)(d)	3.68%		07/06/26	325,000,000	324,833,884
	(c)(d)	3.68%		07/07/26	229,000,000	228,859,547
TOYOTA CREDIT CANADA INC
	(d)	3.91%		07/20/26	55,000,000	54,888,243
	(d)	4.05%		11/16/26	53,900,000	53,079,732
See financial notes
16
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP
	(d)	3.82%		07/24/26	96,000,000	95,770,000
	(d)	3.78%		08/17/26	100,000,000	99,515,639
Total Non-Financial Company Commercial Paper (Cost $1,806,880,600)						1,806,880,600

NON-NEGOTIABLE TIME DEPOSITS 7.5% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)
		3.66%		07/01/26	3,000,000,000	3,000,000,000
		3.66%		07/02/26	1,750,000,000	1,750,000,000
		3.66%		07/07/26	2,500,000,000	2,500,000,000
DBS BANK LTD
		3.67%		07/01/26	1,000,000,000	1,000,000,000
		3.67%		07/02/26	150,000,000	150,000,000
		3.67%		07/06/26	400,000,000	400,000,000
		3.67%		07/07/26	700,000,000	700,000,000
ING BANK NV
		3.66%		07/01/26	2,195,000,000	2,195,000,000
		3.66%		07/02/26	1,500,000,000	1,500,000,000
		3.66%		07/06/26	1,725,000,000	1,725,000,000
		3.66%		07/07/26	2,995,000,000	2,995,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		3.66%		07/06/26	995,000,000	995,000,000
NATIONAL BANK OF CANADA
		3.66%		07/01/26	500,000,000	500,000,000
		3.66%		07/02/26	2,000,000,000	2,000,000,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE (NEW YORK BRANCH)
		3.67%		07/01/26	179,000,000	179,000,000
		3.67%		07/07/26	492,000,000	492,000,000
NRW BANK
		3.66%		07/01/26	1,500,000,000	1,500,000,000
		3.66%		07/02/26	1,100,000,000	1,100,000,000
ROYAL BANK OF CANADA
		3.68%		07/01/26	3,500,000,000	3,500,000,000
SANTANDER UK PLC
		3.66%		07/01/26	750,000,000	750,000,000
TORONTO-DOMINION BANK/THE
		3.66%		07/06/26	525,000,000	525,000,000
Total Non-Negotiable Time Deposits (Cost $29,456,000,000)						29,456,000,000

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
17

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OTHER INSTRUMENTS 2.2% OF NET ASSETS
BANK OF AMERICA NA
		4.23%		07/07/26	515,000,000	515,000,000
		4.23%		07/13/26	500,000,000	500,000,000
		4.05%		09/24/26	629,000,000	629,000,000
		3.76%		10/01/26	500,000,000	500,000,000
		3.82%		10/16/26	200,000,000	200,000,000
		3.82%		11/02/26	100,000,000	100,011,384
		3.77%		11/23/26	500,000,000	500,000,000
		3.82%		11/23/26	180,000,000	180,024,192
(SOFR + 0.24%)	(a)	3.86%	07/01/26	11/25/26	558,000,000	558,000,000
		4.07%		01/04/27	577,000,000	577,000,000
		4.05%		01/08/27	337,000,000	337,000,000
(SOFR + 0.29%)	(a)	3.91%	07/01/26	02/02/27	200,000,000	200,000,000
(SOFR + 0.29%)	(a)	3.91%	07/01/26	02/08/27	300,000,000	300,000,000
		3.85%		04/02/27	500,000,000	500,000,000
(SOFR + 0.39%)	(a)	4.01%	07/01/26	04/09/27	1,000,000,000	1,000,000,000
		4.04%		04/16/27	230,000,000	230,000,000
		4.02%		04/27/27	622,000,000	622,000,000
		4.05%		05/06/27	393,000,000	393,000,000
(SOFR + 0.40%)	(a)	4.02%	07/01/26	07/02/27	584,000,000	584,000,000
Total Other Instruments (Cost $8,425,035,576)						8,425,035,576

VARIABLE RATE DEMAND NOTES 0.8% OF NET ASSETS
315/333 W DAWSON ASSOCIATES
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (CLEARWATER AT GLENDORA) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	43,250,000	43,250,000
448 5TH STREET VENTURE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (THRIVE ON 5TH) SERIES 2026A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	27,560,000	27,560,000
BG APT INVESTORS LP
M/F HOUSING RB (BELLA VISTA) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	23,000,000	23,000,000
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(e)	3.85%		07/07/26	1,000,000	1,000,000
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
RB (UNACEM NORTH AMERICA INC) SERIES 2025A (LOC: BANK OF NOVA SCOTIA)	(e)	3.72%		07/07/26	67,500,000	67,500,000
TAXABLE VARIABLE RATE DEMAND RB (UNACEM NORTH AMERICA INC) SERIES 2025B (LOC: JPMORGAN CHASE BANK NA)	(e)	3.72%		07/07/26	22,500,000	22,500,000
CALIFORNIA MUNICIPAL FINANCE AUTH
VARIABLE RATE DEMAND M/F HOUSING RB (ELOWEN OAK APTS) SERIES 2026 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	10,000,000	10,000,000
See financial notes
18
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA PUBLIC FINANCE AUTH
RB (ADVENTIST HEALTH) SERIES 2024C (LOC: PNC BANK NA)	(e)	3.72%		07/07/26	40,000,000	40,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(e)	3.72%		07/07/26	140,000,000	140,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SEIRES 2026F2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	15,500,000	15,500,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	22,000,000	22,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024A2 (LIQ: BANK OF AMERICA NA)	(e)	3.72%		07/07/26	30,750,000	30,750,000
S/F MORTGAGE CLASS I BONDS SERIES 2024B2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	14,740,000	14,740,000
S/F MORTGAGE CLASS I BONDS SERIES 2024C2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	47,490,000	47,490,000
S/F MORTGAGE CLASS I BONDS SERIES 2024F2 (LIQ: TD BANK NA)	(e)	3.72%		07/07/26	11,325,000	11,325,000
S/F MORTGAGE CLASS I BONDS SERIES 2025D2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	35,000,000	35,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2025G2 (LIQ: BANK OF AMERICA NA)	(e)	3.72%		07/07/26	15,910,000	15,910,000
S/F MORTGAGE CLASS I BONDS SERIES 2025H2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	36,760,000	36,760,000
S/F MORTGAGE CLASS I BONDS SERIES 2025L2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	26,000,000	26,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2025N2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	19,000,000	19,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2025O2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	39,520,000	39,520,000
S/F MORTGAGE CLASS I BONDS SERIES 2026C2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	28,000,000	28,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2026G2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	18,000,000	18,000,000
S/F MORTGAGE CLASS II BONDS SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	20,155,000	20,155,000
S/F MORTGAGE CLASS II BONDS SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	23,965,000	23,965,000
COLUMBIA ORANGE CT LLC
VARIABLE RATE DEMAND M/F HOUSING RB SERIES 2026A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	41,000,000	41,000,000
CP CANYONS WFH LLC
TAXABLE M/F HOUSING RB (SKYVIEW RESIDENCES) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	18,100,000	18,100,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	28,830,000	28,830,000
DMT LANCASTER LLC
TAXABLE M/F HOUSING RB (DESERT MEADOWS TOWNHOMES) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	21,480,000	21,480,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
19

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(e)	3.85%	07/02/26	07/07/26	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(e)	3.85%		07/07/26	2,410,000	2,410,000
EDUCATION LOAN FINANCE INC
TAXABLE BONDS SERIES 2026-1 (LOC: BANK OF AMERICA NA)	(e)	3.72%		07/07/26	80,087,000	80,087,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	37,170,000	37,170,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	31,640,000	31,640,000
HACIENDA INVESTORS LP
M/F HOUSING RB (PINETREE TERRANCE) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	13,000,000	13,000,000
M/F HOUSING RB (WINDMERE COURT) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	11,500,000	11,500,000
ILLINOIS FINANCE AUTH
RB (UNIV OF CHICAGO) SERIES 2025A (LIQ: NORTHERN TRUST COMPANY (THE))	(b)(e)	3.72%		07/07/26	35,500,000	35,500,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	27,595,000	27,595,000
RB SERIES 2025F (LIQ: ROYAL BANK OF CANADA)	(b)(e)	3.72%		07/07/26	21,665,000	21,665,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	12,190,000	12,190,000
ILLINOIS HSG DEVELOPMENT AUTH MARCH 2016 S/F
RB SERIES 2024G (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	66,665,000	66,665,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	15,250,000	15,250,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	43,935,000	43,935,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	4,970,000	4,970,000
JCSJC ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2026 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	5,010,000	5,010,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	56,330,000	56,330,000
JEFFERSON WESTCHESTER LLC
TAXABLE M/F HOUSING RB (JEFFERSON WESTCHESTER APTS) SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	44,110,000	44,110,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(e)	3.81%		07/07/26	27,400,000	27,400,000
See financial notes
20
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(e)	4.10%		07/07/26	1,780,000	1,780,000
LOUISVILLE INVESTORS LLC
TAXABLE M/F HOUSING RB (HARMONY AT TUCKER STATION) SERIES 2026A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	50,000,000	50,000,000
MARICOPA CNTY IDA
RB (BANNER HEALTH) SERIES 2021B1	(e)	3.73%		07/07/26	30,700,000	30,700,000
MASSACHUSETTS HFA
HOUSING BONDS SERIES 2025A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	3.72%		07/07/26	18,000,000	18,000,000
S/F HOUSING RB SERIES 251 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(e)	3.72%		07/07/26	22,500,000	22,500,000
TAXABLE S/F HOUSING RB SERIES 244 (LIQ: ROYAL BANK OF CANADA)	(b)(e)	3.72%		07/07/26	20,000,000	20,000,000
MASSACHUSETTS S/F HFA
S/F HOUSING RB SERIES 248 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(e)	3.72%		07/07/26	17,500,000	17,500,000
MICHELLE LEIGH LEGACY
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	52,840,000	52,840,000
MICHIGAN HDA
S/F GO BONDS SERIES 2025-1 (LOC: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	22,000,000	22,000,000
S/F MORTGAGE RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	43,240,000	43,240,000
MINNESOTA HFA
RESIDENTIAL HOUSING FINANCE BONDS SERIES 2026C (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	12,500,000	12,500,000
RESIDENTIAL HOUSING FINANCE BONDS SERIES 2026E (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	10,000,000	10,000,000
RESIDENTIAL HOUSING FINANCE BONDS SERIES 2026H (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	10,000,000	10,000,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	45,000,000	45,000,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(b)(e)	3.72%		07/07/26	39,444,000	39,444,000
TAXABLE STUDENT LOAN NOTES SERIES 2026-1 (LOC: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	62,733,000	62,733,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(e)	3.75%		07/07/26	62,000,000	62,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(e)	3.75%		07/07/26	113,000,000	113,000,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
21

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(b)(c)(e)	3.78%		07/07/26	37,500,000	37,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(b)(c)(e)	3.75%		07/07/26	100,000,000	100,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(e)	3.77%		07/07/26	21,250,000	21,250,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(e)	3.74%	07/02/26	07/07/26	8,900,000	8,900,000
PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
EDUCATIONAL LOAN RB SERIES 2025A (LOC: BANK OF AMERICA NA)	(b)(e)	3.72%		07/07/26	45,259,000	45,259,000
TAXABLE EDUCATION LOAN RB SERIES 2024A (LOC: BANK OF AMERICA NA)	(e)	3.72%		07/07/26	27,094,000	27,094,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	40,200,000	40,200,000
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 82T2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	26,000,000	26,000,000
SANTA CLARA VALLEY TRANSPORTATION AUTH
TAXABLE SALES TAX RB SERIES 2025B1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	3.72%		07/07/26	12,875,000	12,875,000
SHIL PARK IRREV LIFE INS
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2019 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	16,095,000	16,095,000
SIENNA HILLS LLC
M/F HOUSING RB (OVATION SIENNA HILLS) SERIES 2026A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	63,325,000	63,325,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(e)	3.72%		07/07/26	132,550,000	132,550,000
SRM HAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	30,400,000	30,400,000
SUNSHINE ENCINITAS LLC
TAXABLE M/F HOUSING RB (SUNSHINE GARDEN APTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	41,250,000	41,250,000
TENDERFOOT SEASONAL HOUSING LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(e)	3.85%		07/07/26	5,885,000	5,885,000
TEXAS
TAXABLE VETERANS BONDS SERIES 2025A (LIQ: TEXAS (STATE OF))	(e)	3.72%		07/07/26	25,000,000	25,000,000
See financial notes
22
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
THOMAS J MUELLER LEGACY TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	78,650,000	78,650,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: ROYAL BANK OF CANADA)	(e)	3.72%		07/07/26	60,470,000	60,470,000
UTAH HOUSING CORP
M/F HOUSING RB (WAYMARK AT FOLSOM TRAIL) SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	18,350,000	18,350,000
VSL PROPERTY HOLDINGS STB LLC
TAXABLE BONDS SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	17,390,000	17,390,000
WEATHERLY INN-RENTON LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (WEATHERLY INN RENTON) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(c)(e)	3.72%		07/07/26	51,000,000	51,000,000
WILSHIRE
TAXABLE VARIABLE RATE DEMAND MF HOUSING RB (3325 WILSHIRE APARTMENTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.72%		07/07/26	55,350,000	55,350,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(e)	3.72%		07/07/26	55,425,000	55,425,000
Total Variable Rate Demand Notes (Cost $3,029,717,000)						3,029,717,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 44.9% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 19.3%
BANCO SANTANDER SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,244,328,906	3,244,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,344,453,147, 1.50% - 7.50%, due 08/31/26 - 08/15/68)
BANK OF AMERICA NA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	201,020,379	201,000,000
(Collateralized by U.S. Government Agency Securities valued at $207,030,000, 3.00% - 3.50%, due 01/01/42 - 06/01/46)
BANK OF NOVA SCOTIA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,337,135,557	1,337,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,373,139,326, 0.13% - 7.00%, due 10/15/26 - 06/01/56)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
23

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	151,015,310	151,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $155,342,322, 1.50% - 6.50%, due 09/01/29 - 04/15/67)
BNP PARIBAS SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,618,164,047	1,618,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,673,221,892, 1.23% - 8.00%, due 03/01/27 - 04/20/66)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	810,082,125	810,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $833,562,739, 0.00% - 7.50%, due 10/15/26 - 11/20/73)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	746,075,636	746,000,000
(Collateralized by U.S. Treasury Securities valued at $760,920,027, 0.13% - 3.63%, due 10/15/26 - 04/15/28)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	800,567,778	800,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $825,747,033, 1.50% - 7.50%, due 03/25/27 - 06/20/66)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,715,275,271	2,715,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,834,591,823, 1.25% - 8.00%, due 11/04/26 - 02/20/66)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.66%		07/01/26	3,895,395,992	3,895,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,011,850,000, 2.00% - 7.00%, due 08/01/35 - 06/01/56)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	6,073,615,735	6,073,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,251,159,646, 0.00% - 8.00%, due 07/14/26 - 02/01/64)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	4,464,452,600	4,464,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,597,920,000, 1.50% - 7.50%, due 07/01/28 - 04/15/65)
GOLDMAN SACHS & CO LLC
Issued 06/24/26, repurchase date 07/01/26		3.64%		07/01/26	500,353,889	500,000,000
(Collateralized by U.S. Government Agency Securities valued at $511,610,462, 1.50% - 6.50%, due 10/01/30 - 08/20/65)
See financial notes
24
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,416,143,567	1,416,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,447,749,407, 1.50% - 6.50%, due 07/15/33 - 03/15/66)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	1,000,709,722	1,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,020,992,212, 1.15% - 7.00%, due 03/15/38 - 01/16/64)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	201,020,323	201,000,000
(Collateralized by U.S. Government Agency Securities valued at $207,030,000, 2.50% - 7.00%, due 03/20/31 - 06/20/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	8,097,820,946	8,097,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,339,910,000, 1.50% - 8.50%, due 05/01/27 - 07/15/68)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	8,907,903,071	8,907,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,174,210,000, 1.50% - 8.00%, due 09/15/27 - 12/15/68)
MIZUHO SECURITIES USA LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,053,106,763	1,053,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,074,060,048, 0.70% - 5.58%, due 07/27/26 - 09/26/44)
MUFG SECURITIES (CANADA) LTD
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,169,219,912	2,169,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,229,490,959, 0.63% - 7.50%, due 11/30/26 - 06/20/56)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	608,061,644	608,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $632,320,070, 1.50% - 7.50%, due 08/01/26 - 07/01/56)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,215,123,188	1,215,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,251,450,401, 1.50% - 7.00%, due 11/01/27 - 09/01/64)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,945,197,201	1,945,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,002,728,177, 0.13% - 7.00%, due 07/31/27 - 12/20/65)
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	609,062,592	609,000,000
(Collateralized by U.S. Treasury Securities valued at $621,243,844, 1.88% - 4.63%, due 04/15/29 - 01/15/36)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
25

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 05/21/26, repurchase date 07/24/26		3.63%		07/07/26	1,004,739,167	1,000,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,036,176,251, 0.00% - 7.00%, due 07/02/26 - 02/20/65)
Issued 06/18/26, repurchase date 07/30/26		3.66%		07/07/26	1,502,897,500	1,500,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,551,228,857, 1.38% - 7.00%, due 12/31/28 - 06/01/56)
ROYAL BANK OF CANADA
Issued 05/04/26, repurchase date 07/29/26		3.67%		07/07/26	1,006,524,444	1,000,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,039,015,015, 3.00% - 6.50%, due 08/15/42 - 07/25/56)
Issued 05/05/26, repurchase date 07/27/26		3.67%		07/07/26	1,006,422,500	1,000,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,037,388,508, 1.25% - 7.00%, due 05/31/27 - 07/25/56)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,416,143,567	1,416,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,458,075,320, 0.00% - 7.00%, due 07/02/26 - 07/01/56)
TRUIST BANK
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	3,657,375,858	3,657,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,807,352,042, 1.00% - 5.01%, due 07/20/50 - 05/20/55)
WELLS FARGO BANK NA
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	500,354,861	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,071, 1.25% - 2.13%, due 04/15/28 - 01/15/34)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	758,537,969	758,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $773,622,882, 0.13% - 5.00%, due 01/15/27 - 05/20/64)
WELLS FARGO SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,466,554,192	5,466,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,684,640,000, 1.50% - 7.50%, due 08/01/26 - 07/01/56)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	1,501,064,583	1,500,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,560,000,000, 1.50% - 7.00%, due 11/01/27 - 07/01/56)
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	1,501,064,583	1,500,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,560,000,000, 1.50% - 7.00%, due 05/01/27 - 07/01/56)
See financial notes
26
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	2,001,419,444	2,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,000,001, 1.50% - 7.50%, due 11/01/27 - 07/01/56)
						75,071,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 18.8%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,823,285,437	2,823,000,000
(Collateralized by U.S. Treasury Securities valued at $2,879,460,097, 0.13% - 5.38%, due 08/15/26 - 05/15/56)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	26,057,900	26,055,265
(Collateralized by U.S. Treasury Securities valued at $26,579,089, 1.63% - 4.00%, due 01/31/33 - 05/15/51)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	671,067,846	671,000,000
(Collateralized by U.S. Treasury Securities valued at $684,419,905, 0.13% - 4.63%, due 11/30/26 - 02/15/56)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	4,407,445,597	4,407,000,000
(Collateralized by U.S. Treasury Securities valued at $4,495,140,049, 0.00% - 6.38%, due 07/15/26 - 05/15/48)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	44,004,449	44,000,000
(Collateralized by U.S. Treasury Securities valued at $44,884,543, 1.00% - 2.88%, due 02/15/40 - 11/15/49)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	352,035,591	352,000,000
(Collateralized by U.S. Treasury Securities valued at $359,040,011, 1.00% - 4.63%, due 07/31/26 - 02/15/53)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	34,003,438	34,000,000
(Collateralized by U.S. Treasury Securities valued at $34,683,513, 1.88% - 5.00%, due 05/15/45 - 02/15/51)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,709,578,829	5,709,000,000
(Collateralized by U.S. Treasury Securities valued at $5,823,180,018, 0.00% - 5.38%, due 07/16/26 - 02/15/55)
Issued 06/30/26, repurchase date 07/02/26		3.71%		07/02/26	550,113,361	550,000,000
(Collateralized by U.S. Treasury Securities valued at $561,000,000, 1.25% - 5.00%, due 07/15/26 - 08/15/50)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	8,635,873,094	8,635,000,000
(Collateralized by U.S. Treasury Securities valued at $8,807,700,009, 0.13% - 5.38%, due 10/15/26 - 02/15/56)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
27

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	4,393,444,181	4,393,000,000
(Collateralized by U.S. Treasury Securities valued at $4,480,860,068, 0.00% - 4.13%, due 07/31/26 - 05/31/31)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	4,250,429,722	4,250,000,000
(Collateralized by U.S. Treasury Securities valued at $4,335,000,024, 0.00% - 6.75%, due 07/07/26 - 04/30/27)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	7,071,716,921	7,071,000,000
(Collateralized by U.S. Treasury Securities valued at $7,212,420,140, 1.63% - 4.75%, due 07/31/29 - 02/15/45)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,652,268,883	2,652,000,000
(Collateralized by U.S. Treasury Securities valued at $2,705,040,166, 0.25% - 4.25%, due 05/31/29 - 07/31/29)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,845,592,618	5,845,000,000
(Collateralized by U.S. Treasury Securities valued at $5,961,900,077, 1.88% - 4.88%, due 02/15/41 - 08/15/55)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	6,706,678,051	6,706,000,000
(Collateralized by U.S. Treasury Securities valued at $6,840,120,001, 1.13% - 5.00%, due 07/31/28 - 05/15/56)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	8,472,856,613	8,472,000,000
(Collateralized by U.S. Treasury Securities valued at $8,641,440,040, 0.13% - 5.25%, due 01/15/28 - 02/15/53)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	6,347,641,752	6,347,000,000
(Collateralized by U.S. Treasury Securities valued at $6,473,940,032, 0.63% - 6.38%, due 08/15/27 - 02/15/55)
Issued 06/23/26, repurchase date 07/23/26	(a)	3.63%	07/01/26	07/07/26	500,705,833	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,360,699, 3.88% - 4.38%, due 09/30/32 - 05/15/34) (SOFR + 0.01%)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	457,046,208	457,000,000
(Collateralized by U.S. Treasury Securities valued at $466,143,803, 1.38% - 6.63%, due 11/15/26 - 05/15/56)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	69,006,977	69,000,000
(Collateralized by U.S. Treasury Securities valued at $70,387,169, 0.00% - 4.63%, due 10/29/26 - 11/15/50)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	3,172,320,724	3,172,000,000
(Collateralized by U.S. Treasury Securities valued at $3,235,440,023, 0.00% - 6.63%, due 07/07/26 - 05/15/56)
						73,185,055,265
See financial notes
28
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
OTHER REPURCHASE AGREEMENTS** 6.8%
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	84,351,935	84,343,267
(Collateralized by U.S. Treasury Securities and common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$86,039,133, 0.00% - 2.13%, due 10/15/29 - 01/01/00)

BMO CAPITAL MARKETS CORP
Issued 06/30/26, repurchase date 07/01/26		3.72%		07/01/26	200,020,667	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $210,022,031, 1.72% - 7.77%, due 07/01/26 - 05/15/66)
BNP PARIBAS SA
Issued 06/24/26, repurchase date 07/01/26		3.71%		07/01/26	3,314,589,384	3,312,200,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,581,074,336, 0.01% - 9.88%, due 07/01/26 - 01/01/00)
Issued 06/30/26, repurchase date 07/07/26		3.76%		07/07/26	185,135,255	185,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $212,889,549, 3.88% - 12.50%, due 02/15/27 - 01/01/00)
Issued 03/06/26, repurchase date 09/02/26	(a)	3.87%	07/01/26	07/07/26	886,569,687	875,000,000
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $947,151,182, 0.01% - 9.25%, due
07/13/26 - 01/01/00)
(SOFR + 0.25%)

Issued 02/10/26, repurchase date 08/12/26	(a)	3.91%	07/01/26	07/07/26	609,579,500	600,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $703,742,883, 3.50% -
15.00%, due 07/01/26 - 01/01/00)
(SOFR + 0.29%)

Issued 02/13/26, repurchase date 08/12/26	(a)	3.91%	07/01/26	07/07/26	406,256,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $468,918,597, 3.63% -
15.00%, due 10/15/27 - 01/01/00)
(SOFR + 0.29%)

Issued 02/25/26, repurchase date 08/24/26	(a)	4.01%	07/01/26	08/04/26	620,871,555	610,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $715,322,954, 0.00% -
14.50%, due 08/15/26 - 01/01/00)
(SOFR + 0.39%)

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
29

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/15/26, repurchase date 12/07/26	(a)	4.02%	07/01/26	08/04/26	804,466,667	800,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $937,970,778, 0.00% -
11.47%, due 04/20/27 - 01/01/00)
(SOFR + 0.40%)

BOFA SECURITIES INC
Issued 05/20/26, repurchase date 08/20/26	(a)	3.92%	07/01/26	08/04/26	252,068,889	250,000,000
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $260,917,484, 1.50% - 13.13%, due
07/15/26 - 01/01/00)
(SOFR + 0.30%)

Issued 05/19/26, repurchase date 09/18/26	(a)	4.05%	07/01/26	09/18/26	582,891,875	575,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $661,250,001, 0.00% -
12.75%, due 07/20/26 - 01/25/66)
(SOFR + 0.43%)

Issued 06/24/26, repurchase date 10/26/26	(a)	4.12%	07/01/26	09/28/26	929,703,339	919,600,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $993,168,001, 0.00%, due
01/01/49 - 01/01/00)
(SOFR + 0.50%)

Issued 03/09/26, repurchase date 10/09/26	(a)	4.27%	07/01/26	09/28/26	307,223,417	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $324,000,001, 0.00%, due 01/01/00) (SOFR + 0.65%)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.69%		07/01/26	498,447,716	498,396,630
(Collateralized by U.S. Treasury Securities and common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$508,378,291, 0.00% - 5.50%, due 07/31/28 - 01/01/00)

Issued 04/24/26, repurchase date 10/22/26	(a)	4.02%	07/01/26	10/05/26	2,540,080,779	2,494,400,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,693,952,215, 0.00%, due 01/01/00) (SOFR + 0.40%)
JP MORGAN SECURITIES LLC
Issued 05/12/26, repurchase date 07/13/26	(a)	3.77%	07/01/26	07/07/26	1,099,409,838	1,093,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,186,465,163, 0.00%, due 01/01/00) (SOFR + 0.15%)
See financial notes
30
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/24/26, repurchase date 08/24/26	(a)	3.82%	07/01/26	07/07/26	1,200,653,954	1,199,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,295,746,591, 0.00%, due 01/01/00) (SOFR + 0.20%)
Issued 04/23/26, repurchase date 10/20/26	(a)	3.97%	07/01/26	09/28/26	406,969,555	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $435,231,120, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 04/29/26, repurchase date 10/26/26	(a)	3.97%	07/01/26	09/28/26	389,419,931	383,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $416,457,923, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 05/06/26, repurchase date 11/02/26	(a)	3.97%	07/01/26	09/28/26	1,473,185,903	1,450,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,677,564,289, 0.00% -
21.15%, due 09/01/26 - 01/01/00)
(SOFR + 0.35%)

Issued 05/06/26, repurchase date 11/02/26	(a)	3.97%	07/01/26	09/28/26	507,995,139	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $543,259,200, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.35%)

Issued 05/28/26, repurchase date 11/24/26	(a)	3.97%	07/01/26	09/28/26	810,851,333	800,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $867,148,080, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 04/08/26, repurchase date 10/05/26	(a)	4.02%	07/01/26	09/28/26	2,293,466,250	2,250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $2,611,443,000, 0.00% -
34.55%, due 07/01/26 - 01/01/00)
(SOFR + 0.40%)

Issued 05/06/26, repurchase date 11/02/26	(a)	4.02%	07/01/26	09/28/26	309,938,458	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $352,893,765, 3.88% -
17.05%, due 05/15/27 - 01/01/00)
(SOFR + 0.40%)

Issued 06/10/26, repurchase date 12/07/26	(a)	4.10%	07/01/26	09/28/26	533,602,139	527,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $570,457,843, 0.00%, due 01/01/00) (SOFR + 0.48%)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
31

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/29/26, repurchase date 12/28/26	(a)	4.10%	07/01/26	09/28/26	757,772,917	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $862,598,229, 0.00% -
14.77%, due 07/01/26 - 01/01/00)
(SOFR + 0.48%)

MIZUHO SECURITIES USA LLC
Issued 06/30/26, repurchase date 07/01/26		3.72%		07/01/26	196,020,253	196,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $211,680,227, 0.00%, due 01/01/00)
RBC CAPITAL MARKETS LLC
Issued 06/25/26, repurchase date 07/02/26		3.72%		07/02/26	500,361,667	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $525,380,510, 2.39% - 11.14%, due 10/05/26 - 01/01/00)
WELLS FARGO SECURITIES LLC
Issued 06/05/26, repurchase date 10/05/26		4.06%		10/05/26	405,503,555	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $460,000,001, 1.15% - 8.18%, due 04/20/27 - 09/25/70)
Issued 06/11/26, repurchase date 10/09/26		4.17%		10/09/26	506,950,000	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $575,000,000, 2.14% - 11.06%, due 07/25/30 - 03/25/71)
Issued 06/17/26, repurchase date 10/15/26		4.09%		10/15/26	202,726,667	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $230,000,000, 1.64% - 9.21%, due 06/21/27 - 01/25/66)
Issued 06/17/26, repurchase date 10/15/26		4.09%		10/15/26	587,907,333	580,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $609,000,729, 0.01% - 8.00%, due 08/03/26 - 12/31/79)
Issued 06/17/26, repurchase date 10/15/26		4.19%		10/15/26	760,475,000	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $862,500,088, 0.00% - 14.13%, due 02/20/28 - 02/25/99)
Issued 06/29/26, repurchase date 10/27/26		4.09%		10/27/26	202,726,667	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $210,000,771, 1.75% - 7.42%, due 09/15/26 - 05/01/79)
See financial notes
32
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/29/26, repurchase date 10/27/26		4.19%		10/27/26	506,983,333	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $575,000,001, 0.00% - 11.74%, due 07/22/26 - 06/25/71)
Issued 06/15/26, repurchase date 11/09/26		4.13%		11/09/26	254,216,042	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $262,500,789, 1.00% - 9.63%, due 07/15/26 - 01/01/00)
Issued 06/15/26, repurchase date 11/09/26		4.13%		11/09/26	254,216,042	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $287,500,089, 2.48% - 8.03%, due 06/15/27 - 11/25/59)
Issued 06/15/26, repurchase date 11/09/26		4.23%		11/09/26	145,220,736	142,755,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $164,168,250, 2.71% - 10.80%, due 10/18/30 - 05/25/71)
Issued 06/18/26, repurchase date 11/16/26		4.14%		11/16/26	406,946,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $460,000,001, 0.66% - 10.99%, due 03/15/27 - 09/26/72)
						26,629,694,897
Total Repurchase Agreements (Cost $174,885,750,162)						174,885,750,162
Total Investments in Securities (Cost $379,896,861,585)						379,896,861,585

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $67,963,785,124 or 17.4% of net assets.

(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
33

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

CP —	Commercial paper
DAC —	Designated Activity Company
DEV —	Development
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HDA —	Housing development authority
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
34
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$205,011,111,423
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		174,885,750,162
Cash		10,156,103,429
Receivables:
Fund shares sold		1,806,868,046
Interest		1,011,420,833
Prepaid expenses	+	2,812,911
Total assets		392,874,066,804

Liabilities
Payables:
Fund shares redeemed		1,677,497,245
Investments bought		1,160,660,000
Distributions to shareholders		248,204,548
Investment adviser and administrator fees		59,808,552
Shareholder service fees		5,083,163
Accrued expenses	+	4,344,058
Total liabilities		3,155,597,566
Net assets		$389,718,469,238

Net Assets by Source
Capital received from investors		$389,717,262,304
Total distributable earnings	+	1,206,934
Net assets		$389,718,469,238

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$248,058,098,916		248,055,566,789		$1.00
Ultra Shares	$141,660,370,322		141,658,704,913		$1.00

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
35

Schwab Prime Advantage Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$7,255,324,406
Other Interest	+	145,766,919
Total investment income		7,401,091,325

Expenses
Investment adviser and administrator fees		367,352,799
Shareholder service fees:
Investor Shares		184,235,366
Registration fees		4,557,107
Custodian fees		1,146,350
Shareholder reports		1,080,004
Portfolio accounting fees		923,572
Professional fees		207,362
Independent trustees’ fees		144,578
Transfer agent fees		635
Other expenses	+	762,297
Total expenses		560,410,070
Expense reduction	–	8,821,904
Net expenses	–	551,588,166
Net investment income		6,849,503,159

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		103,511
Increase in net assets resulting from operations		$6,849,606,670
See financial notes
36
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$6,849,503,159	$15,213,937,146
Net realized gains	+	103,511	497,154
Increase in net assets from operations		$6,849,606,670	$15,214,434,300

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($4,284,167,289 )	($9,690,836,920 )
Ultra Shares	+	(2,565,597,513)	(5,522,175,086)
Total distributions		($6,849,764,802 )	($15,213,012,006 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		136,807,023,649	288,122,313,608
Ultra Shares	+	91,495,195,683	176,136,978,782
Total shares sold		228,302,219,332	464,259,292,390
Shares Reinvested
Investor Shares		3,359,386,964	7,615,306,278
Ultra Shares	+	1,994,101,868	4,315,743,960
Total shares reinvested		5,353,488,832	11,931,050,238
Shares Redeemed
Investor Shares		(144,164,966,284)	(262,252,027,855)
Ultra Shares	+	(94,596,949,576)	(155,865,584,472)
Total shares redeemed		(238,761,915,860)	(418,117,612,327)
Net transactions in fund shares		(5,106,207,696)	58,072,730,301

NET ASSETS
Beginning of period		$394,824,835,066	$336,750,682,471
Total increase (decrease)	+	(5,106,365,828)	58,074,152,595
End of period		$389,718,469,238	$394,824,835,066

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
37

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.64%*	3.93%	4.87%	4.71%	1.29%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.44%**	0.44%	0.44%	0.44%	0.35%[4,5]	0.06%[5]
Total expenses	0.45%**	0.45%	0.45%	0.45%	0.45%[4]	0.45%
Net investment income (loss)	3.30%**	3.85%	4.76%	4.59%	1.21%	0.02%
Net assets, end of period (x 1,000,000)	$23,250	$23,078	$20,322	$18,265	$20,458	$24,159

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
38
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.69%*	4.03%	4.98%	4.81%	1.36%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.30%[4,5]	0.06%[5]
Total expenses	0.35%**	0.35%	0.35%	0.35%	0.35%[4]	0.35%
Net investment income (loss)	3.40%**	3.95%	4.85%	4.78%	1.59%	0.02%
Net assets, end of period (x 1,000,000)	$31,747	$32,942	$28,152	$21,646	$10,823	$6,782

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
39

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.76%*	4.19%	5.14%	4.97%	1.48%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.18%[4,5]	0.06%[5]
Total expenses	0.20%**	0.20%	0.20%	0.20%	0.20%[4]	0.20%
Net investment income (loss)	3.55%**	4.10%	4.97%	4.92%	1.76%	0.03%
Net assets, end of period (x 1,000,000)	$31,943	$34,544	$26,324	$16,202	$8,636	$4,726

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
40
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 28.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.38%		07/06/26	44,328,000	44,329,240
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/10/26	48,900,000	48,900,000
		4.63%		07/17/26	38,722,000	38,729,666
		3.15%		07/20/26	18,900,000	18,895,087
		4.50%		07/24/26	39,800,000	39,823,375
	(b)	3.74%		07/27/26	33,800,000	33,711,632
(SOFR + 0.03%)	(a)	3.65%	07/01/26	07/28/26	14,500,000	14,500,000
		5.00%		07/30/26	23,686,000	23,701,494
(EFFR + 0.08%)	(a)	3.70%	07/01/26	08/11/26	231,700,000	231,700,000
(EFFR + 0.16%)	(a)	3.78%	07/01/26	08/26/26	200,000,000	200,000,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/03/26	17,400,000	17,400,000
(EFFR + 0.07%)	(a)	3.70%	07/01/26	09/08/26	433,850,000	433,850,000
		3.50%		10/02/26	3,300,000	3,298,435
(SOFR + 0.05%)	(a)	3.67%	07/01/26	10/02/26	116,100,000	116,100,000
	(b)	3.53%		10/02/26	188,500,000	186,824,863
(SOFR + 0.13%)	(a)	3.75%	07/01/26	10/06/26	40,000,000	40,000,000
(EFFR + 0.07%)	(a)	3.70%	07/01/26	10/15/26	69,700,000	69,700,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	11/02/26	144,100,000	144,126,561
(EFFR + 0.07%)	(a)	3.69%	07/01/26	11/12/26	63,500,000	63,506,435
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/18/26	72,600,000	72,600,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	11/27/26	115,000,000	115,000,000
		3.50%		12/22/26	48,300,000	48,290,276
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/23/26	19,000,000	19,000,000
	(b)	3.61%		12/31/26	43,500,000	42,737,119
(SOFR + 0.14%)	(a)	3.76%	07/01/26	01/08/27	40,000,000	40,000,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	01/21/27	58,200,000	58,200,000
(EFFR + 0.09%)	(a)	3.72%	07/01/26	01/25/27	169,600,000	169,600,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	02/03/27	196,100,000	196,100,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	02/10/27	24,900,000	24,911,279
(SOFR + 0.10%)	(a)	3.72%	07/01/26	02/12/27	87,200,000	87,200,000
(SOFR + 0.05%)	(a)	3.67%	07/01/26	02/17/27	160,600,000	160,600,000
(EFFR + 0.10%)	(a)	3.72%	07/01/26	02/18/27	77,500,000	77,500,000
(EFFR + 0.09%)	(a)	3.72%	07/01/26	03/10/27	174,250,000	174,250,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	03/11/27	43,700,000	43,700,000
	(b)	3.70%		03/31/27	12,400,000	12,063,361
(SOFR + 0.07%)	(a)	3.69%	07/01/26	04/01/27	280,700,000	280,700,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	04/01/27	145,200,000	145,200,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/16/27	96,800,000	96,800,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/23/27	241,800,000	241,800,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
41

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	3.79%		05/05/27	56,800,000	55,026,262
(EFFR + 0.07%)	(a)	3.70%	07/01/26	05/07/27	146,800,000	146,800,000
	(b)	4.01%		05/11/27	19,500,000	18,841,777
(EFFR + 0.07%)	(a)	3.69%	07/01/26	05/19/27	97,900,000	97,900,000
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/07/26	05/19/27	62,900,000	62,900,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/24/27	120,500,000	120,500,000
(EFFR + 0.13%)	(a)	3.76%	07/01/26	07/09/27	96,750,000	96,750,000
(SOFR + 0.05%)	(a)	3.67%	07/01/26	07/12/27	84,600,000	84,600,000
(EFFR + 0.16%)	(a)	3.79%	07/01/26	07/19/27	144,100,000	144,100,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/25/27	48,350,000	48,350,000
(SOFR + 0.06%)	(a)	3.68%	07/01/26	09/13/27	63,600,000	63,600,000
(EFFR + 0.18%)	(a)	3.81%	07/01/26	09/23/27	144,800,000	144,800,000
(EFFR + 0.19%)	(a)	3.82%	07/01/26	09/29/27	63,000,000	63,000,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	11/12/27	96,700,000	96,700,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	11/19/27	24,100,000	24,100,000
(EFFR + 0.13%)	(a)	3.76%	07/01/26	01/21/28	20,900,000	20,900,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	02/17/28	21,900,000	21,900,000
(EFFR + 0.12%)	(a)	3.74%	07/01/26	02/17/28	123,900,000	123,900,000
(EFFR + 0.12%)	(a)	3.74%	07/01/26	02/28/28	148,500,000	148,500,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	113,500,000	113,500,000
(EFFR + 0.11%)	(a)	3.74%	07/01/26	04/24/28	146,900,000	146,900,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/08/28	122,400,000	122,400,000
FEDERAL HOME LOAN BANKS
	(b)	3.56%		07/08/26	173,600,000	173,482,024
	(b)	3.66%		07/09/26	246,300,000	246,105,423
	(b)	3.55%		07/10/26	248,000,000	247,783,744
	(b)	3.58%		07/15/26	223,300,000	222,998,669
	(b)	3.58%		07/17/26	148,800,000	148,567,211
	(c)	1.50%		07/20/26	5,000,000	4,993,704
	(b)	3.65%		07/22/26	248,000,000	247,488,748
(SOFR + 0.09%)	(a)	3.71%	07/01/26	07/23/26	266,500,000	266,500,000
	(b)	3.59%		07/24/26	124,000,000	123,720,345
	(b)	3.59%		08/14/26	247,900,000	246,831,055
	(b)	3.93%		08/19/26	26,900,000	26,761,599
	(b)	3.60%		08/20/26	99,000,000	98,513,250
(SOFR + 0.01%)	(a)	3.63%	07/01/26	08/25/26	231,400,000	231,400,000
		1.00%		08/26/26	6,025,000	6,001,740
	(b)	3.65%		08/31/26	247,900,000	246,421,414
		3.73%		09/10/26	244,900,000	244,900,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	09/11/26	86,600,000	86,600,000
	(b)	3.62%		09/15/26	247,800,000	245,969,033
	(b)	3.53%		09/18/26	198,400,000	196,893,593
	(b)	3.75%		09/25/26	49,000,000	48,565,139
	(b)	3.60%		10/01/26	247,800,000	245,567,735
	(b)	3.59%		10/02/26	148,900,000	147,572,929
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/08/26	72,600,000	72,600,000
	(b)	3.63%		10/08/26	98,700,000	97,735,084
	(b)	3.52%		10/09/26	149,400,000	147,974,475
		4.00%		10/09/26	1,815,000	1,816,513
	(b)	3.61%		10/15/26	149,200,000	147,673,394
See financial notes
42
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/21/26	96,700,000	96,700,000
		3.63%		10/23/26	241,400,000	241,301,069
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/23/26	241,800,000	241,800,000
(SOFR + 0.04%)	(a)	3.66%	07/01/26	11/06/26	241,100,000	241,100,000
		4.63%		11/17/26	2,900,000	2,910,333
		3.76%		12/17/26	144,615,000	144,615,000
	(b)	3.68%		12/17/26	247,400,000	243,236,361
	(b)	3.55%		12/24/26	100,000,000	98,347,555
(SOFR + 0.05%)	(a)	3.67%	07/01/26	12/28/26	96,800,000	96,797,685
(SOFR + 0.06%)	(a)	3.68%	07/01/26	01/04/27	193,500,000	193,500,000
		3.75%		01/08/27	120,800,000	120,794,159
	(b)	3.85%		01/19/27	247,300,000	242,144,963
(SOFR + 0.12%)	(a)	3.74%	07/01/26	01/25/27	193,500,000	193,500,000
		0.83%		02/10/27	11,350,000	11,162,571
		3.89%		02/23/27	244,900,000	244,900,000
		3.63%		03/04/27	148,800,000	148,800,000
		3.50%		03/19/27	149,600,000	149,489,018
(SOFR + 0.07%)	(a)	3.69%	07/01/26	03/25/27	145,200,000	145,200,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	04/05/27	174,400,000	174,400,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/09/27	145,200,000	145,200,000
		3.81%		04/09/27	147,400,000	147,400,000
		3.83%		04/09/27	148,700,000	148,700,000
		3.70%		05/21/27	148,000,000	147,897,767
		3.92%		05/26/27	244,800,000	244,800,000
		3.93%		05/28/27	118,800,000	118,800,000
		4.00%		06/01/27	232,400,000	232,400,000
		4.00%		06/04/27	136,600,000	136,600,000
		3.98%		06/10/27	148,100,000	148,100,000
		4.00%		06/11/27	148,400,000	148,400,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	06/17/27	121,250,000	121,250,000
		4.05%		06/17/27	195,800,000	195,800,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	08/26/27	216,900,000	216,900,000
(SOFR + 0.16%)	(a)	3.78%	07/01/26	09/15/27	145,000,000	145,000,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	09/21/27	169,000,000	169,000,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	10/20/27	119,200,000	119,200,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	01/13/28	124,400,000	124,400,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	01/20/28	123,900,000	123,900,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	02/17/28	121,700,000	121,700,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	03/02/28	223,100,000	223,100,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	03/17/28	123,900,000	123,900,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	03/30/28	489,800,000	489,800,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/06/28	241,700,000	241,700,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/18/28	206,400,000	206,400,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/24/28	74,200,000	74,200,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	06/15/28	146,900,000	146,900,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/04/26	61,000,000	61,000,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/23/26	130,600,000	130,600,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/16/26	68,600,000	68,600,000
		3.63%		11/20/26	168,800,000	168,733,249
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
43

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.63%		11/27/26	240,325,000	240,191,524
		3.63%		12/16/26	241,100,000	240,958,800
		3.63%		12/18/26	482,200,000	481,876,895
(SOFR + 0.08%)	(a)	3.70%	07/01/26	01/08/27	72,550,000	72,550,000
		3.55%		01/22/27	124,600,000	124,560,602
		3.65%		02/16/27	123,900,000	123,900,000
		3.66%		02/19/27	246,800,000	246,800,000
		3.65%		02/22/27	148,800,000	148,800,000
		3.66%		03/05/27	297,600,000	297,600,000
		3.68%		03/08/27	148,800,000	148,800,000
		3.50%		03/12/27	249,300,000	249,219,437
		3.68%		03/12/27	247,900,000	247,900,000
		3.66%		03/18/27	124,000,000	124,000,000
		3.69%		03/19/27	148,700,000	148,700,000
		3.71%		03/29/27	247,900,000	247,900,000
		3.75%		03/30/27	198,300,000	198,300,000
		3.78%		04/02/27	244,900,000	244,900,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/23/27	169,300,000	169,300,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/05/27	100,300,000	100,300,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/05/27	120,600,000	120,593,086
		4.07%		06/21/27	122,400,000	122,400,000
		4.08%		06/22/27	122,400,000	122,400,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/22/27	144,800,000	144,800,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/06/27	143,800,000	143,800,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/29/26	42,500,000	42,500,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/21/26	239,100,000	239,100,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/11/26	113,000,000	113,000,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/23/26	100,600,000	100,602,835
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/20/26	140,600,000	140,600,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/11/26	52,900,000	52,900,000
		3.63%		02/05/27	149,300,000	149,300,000
		3.63%		02/12/27	148,800,000	148,800,000
		3.67%		02/23/27	148,800,000	148,800,000
		3.95%		05/07/27	146,900,000	146,900,000
		4.00%		05/07/27	247,300,000	247,300,000
		3.90%		05/21/27	244,700,000	244,700,000
		4.05%		06/21/27	244,900,000	244,900,000
		4.09%		07/14/27	146,900,000	146,900,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	01/07/28	59,400,000	59,400,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	02/02/28	92,000,000	92,000,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	93,300,000	93,300,000
Total U.S. Government Agency Debt (Cost $24,905,386,592)						24,905,386,592

U.S. TREASURY DEBT 9.1% OF NET ASSETS
UNITED STATES TREASURY
		4.50%		07/15/26	55,100,000	55,115,930
		0.63%		07/31/26	141,600,000	141,231,379
See financial notes
44
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.88%		07/31/26	32,800,000	32,741,460
(3 mo. US TBILL + 0.18%)	(a)	3.96%	07/01/26	07/31/26	117,400,000	117,399,592
		4.38%		07/31/26	182,400,000	182,461,455
		0.75%		08/31/26	414,880,000	412,841,035
		1.38%		08/31/26	43,400,000	43,222,795
		4.63%		09/15/26	57,700,000	57,802,616
		0.88%		09/30/26	177,300,000	176,086,074
		3.50%		09/30/26	63,800,000	63,766,332
(3 mo. US TBILL + 0.21%)	(a)	3.98%	07/01/26	10/31/26	438,300,000	438,452,683
		4.13%		10/31/26	85,200,000	85,350,814
		4.63%		11/15/26	119,600,000	120,033,870
		1.63%		11/30/26	68,600,000	68,055,757
		4.25%		11/30/26	244,500,000	245,117,416
		1.25%		12/31/26	52,500,000	51,906,550
		4.25%		12/31/26	136,800,000	137,268,898
		1.50%		01/31/27	129,700,000	128,179,713
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/27	420,500,000	420,540,979
		4.13%		01/31/27	584,350,000	586,220,378
		2.25%		02/15/27	144,200,000	142,919,048
		4.13%		02/15/27	385,968,000	387,150,163
		1.88%		02/28/27	85,000,000	83,954,352
		4.13%		02/28/27	493,000,000	494,500,071
		4.25%		03/15/27	37,300,000	37,472,540
		0.63%		03/31/27	16,900,000	16,530,101
		2.50%		03/31/27	348,300,000	345,525,856
		3.88%		03/31/27	288,200,000	288,746,680
		4.50%		04/15/27	49,300,000	49,616,569
		0.50%		04/30/27	9,200,000	8,958,979
		2.75%		04/30/27	50,100,000	49,697,022
		3.75%		04/30/27	285,000,000	285,027,126
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/01/26	04/30/27	559,475,000	559,530,440
		2.38%		05/15/27	132,700,000	131,081,542
		2.63%		05/31/27	72,300,000	71,536,591
		3.88%		05/31/27	171,900,000	171,958,056
		4.63%		06/15/27	40,500,000	40,767,506
		3.75%		06/30/27	83,500,000	83,339,474
(3 mo. US TBILL + 0.16%)	(a)	3.93%	07/01/26	07/31/27	565,400,000	565,605,343
(3 mo. US TBILL + 0.19%)	(a)	3.97%	07/01/26	10/31/27	184,300,000	184,551,910
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/28	178,500,000	178,563,464
(3 mo. US TBILL + 0.10%)	(a)	3.88%	07/01/26	04/30/28	168,300,000	168,348,843
Total U.S. Treasury Debt (Cost $7,909,177,402)						7,909,177,402

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	48,300,000	48,300,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	56,900,000	56,900,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
45

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $182,500,000)						182,500,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 63.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 42.3%
BANCO SANTANDER SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	746,075,636	746,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $768,421,610, 2.00% - 7.50%, due 09/15/27 - 11/15/67)
BANK OF AMERICA NA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	47,004,765	47,000,000
(Collateralized by U.S. Government Agency Securities valued at $48,410,000, 3.00% - 3.50%, due 07/01/42 - 07/01/47)
BANK OF NOVA SCOTIA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	309,031,329	309,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $315,212,187, 0.63% - 5.50%, due 09/15/27 - 01/01/56)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	39,003,954	39,000,000
(Collateralized by U.S. Government Agency Securities valued at $40,174,073, 1.50% - 7.00%, due 11/01/27 - 03/15/67)
BNP PARIBAS SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	374,037,920	374,000,000
(Collateralized by U.S. Government Agency Securities valued at $385,348,501, 1.52% - 8.00%, due 03/01/27 - 06/01/56)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	187,018,960	187,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $191,577,698, 0.13% - 7.00%, due 11/30/26 - 06/01/56)
CITIGROUP GLOBAL MARKETS INC
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	244,172,698	244,000,000
(Collateralized by U.S. Treasury Securities valued at $248,880,069, 0.38%, due 07/15/27)
See financial notes
46
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	195,138,396	195,000,000
(Collateralized by U.S. Government Agency Securities valued at $204,492,019, 1.75% - 9.07%, due 07/15/36 - 04/16/64)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	627,063,571	627,000,000
(Collateralized by U.S. Government Agency Securities valued at $654,559,021, 2.00% - 7.00%, due 05/01/31 - 08/20/65)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.66%		07/01/26	886,090,077	886,000,000
(Collateralized by U.S. Government Agency Securities valued at $912,580,000, 1.50% - 7.00%, due 08/01/26 - 06/01/56)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,397,141,640	1,397,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,438,848,920, 1.50% - 8.00%, due 10/01/28 - 09/01/61)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,016,103,011	1,016,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,046,480,000, 1.50% - 7.50%, due 11/20/29 - 10/15/68)
GOLDMAN SACHS & CO LLC
Issued 06/24/26, repurchase date 07/01/26		3.64%		07/01/26	1,957,384,413	1,956,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,005,043,793, 1.50% - 9.00%, due 07/17/27 - 04/20/73)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	327,033,154	327,000,000
(Collateralized by U.S. Government Agency Securities valued at $333,775,228, 2.00% - 7.00%, due 02/15/29 - 07/15/57)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	1,665,180,978	1,664,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,700,214,399, 1.70% - 7.00%, due 06/20/39 - 03/16/64)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	47,004,752	47,000,000
(Collateralized by U.S. Government Agency Securities valued at $48,410,000, 0.00% - 9.00%, due 07/20/26 - 11/20/65)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,863,188,888	1,863,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,918,890,000, 1.50% - 8.00%, due 01/20/27 - 12/20/65)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,049,207,746	2,049,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,110,470,000, 1.50% - 7.50%, due 10/01/26 - 12/20/65)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
47

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 05/11/26, repurchase date 11/17/26	(a)	3.74%	07/01/26	10/05/26	502,559,475	495,000,000
(Collateralized by U.S. Government Agency Securities valued at $512,484,225, 0.13% - 9.99%, due 06/25/27 - 02/25/56) (SOFR + 0.12%)
Issued 05/27/26, repurchase date 11/30/26	(a)	3.75%	07/01/26	10/05/26	995,400,208	982,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,015,047,031, 1.25% - 8.50%, due 07/25/26 - 06/25/56) (SOFR + 0.13%)
MIZUHO SECURITIES USA LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	243,024,638	243,000,000
(Collateralized by U.S. Treasury Securities valued at $247,860,039, 2.25% - 4.63%, due 01/15/27 - 08/31/32)
MUFG SECURITIES (CANADA) LTD
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	501,050,796	501,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $514,911,801, 0.13% - 7.00%, due 03/31/27 - 06/01/56)
Issued 06/18/26, repurchase date 07/30/26		3.68%		07/30/26	497,125,200	495,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $507,756,969, 0.00% - 6.50%, due 09/15/26 - 06/01/56)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	140,014,194	140,000,000
(Collateralized by U.S. Government Agency Securities valued at $145,600,000, 1.50% - 6.50%, due 01/01/33 - 06/01/56)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	281,028,490	281,000,000
(Collateralized by U.S. Government Agency Securities valued at $289,430,308, 1.50% - 8.00%, due 10/01/30 - 05/15/68)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	449,045,524	449,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $462,231,915, 1.38% - 6.50%, due 12/31/28 - 06/01/56)
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	139,014,286	139,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $141,794,641, 0.00% - 7.50%, due 07/28/26 - 08/20/48)
Issued 05/21/26, repurchase date 07/24/26		3.63%		07/07/26	994,691,775	990,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,023,592,793, 0.13% - 7.00%, due 09/30/27 - 07/01/56)
Issued 06/18/26, repurchase date 07/30/26		3.66%		07/07/26	1,486,866,593	1,484,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,533,721,052, 0.00% - 7.00%, due 07/31/26 - 05/20/56)
See financial notes
48
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 05/04/26, repurchase date 07/29/26		3.67%		07/07/26	995,452,676	989,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,027,600,906, 1.30% - 6.50%, due 10/25/29 - 05/01/56)
Issued 05/05/26, repurchase date 07/27/26		3.67%		07/07/26	996,358,275	990,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,026,599,485, 2.00% - 6.00%, due 07/15/27 - 04/01/56)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	327,033,154	327,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $336,475,355, 0.00% - 7.00%, due 07/15/26 - 05/01/56)
TRUIST BANK
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	832,085,511	832,000,000
(Collateralized by U.S. Government Agency Securities valued at $862,769,295, 1.00% - 5.01%, due 07/20/50 - 06/16/62)
WELLS FARGO BANK NA
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	979,694,818	979,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,027,950,001, 4.61% - 6.00%, due 06/20/53 - 10/20/55)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	735,521,646	735,000,000
(Collateralized by U.S. Treasury Securities valued at $749,700,055, 0.38% - 1.63%, due 01/15/27 - 01/15/33)
Issued 06/05/26, repurchase date 08/04/26		3.69%		08/04/26	494,019,650	491,000,000
(Collateralized by U.S. Treasury Securities valued at $500,820,025, 0.13% - 1.75%, due 10/15/30 - 01/15/34)
WELLS FARGO SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,257,127,446	1,257,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,307,280,000, 1.50% - 7.50%, due 05/01/27 - 03/01/60)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	4,896,472,671	4,893,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,088,720,001, 1.49% - 8.00%, due 08/01/26 - 06/15/68)
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	3,676,607,519	3,674,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,820,960,000, 1.50% - 8.00%, due 07/25/26 - 07/01/56)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	1,479,048,969	1,478,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,537,120,000, 1.50% - 7.50%, due 10/01/26 - 01/01/57)
						36,817,000,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
49

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 21.3%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	650,065,722	650,000,000
(Collateralized by U.S. Treasury Securities valued at $663,000,003, 0.13% - 5.00%, due 09/15/26 - 02/15/55)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	16,369,305	16,367,650
(Collateralized by U.S. Treasury Securities valued at $16,696,727, 3.50% - 4.50%, due 02/15/29 - 02/15/44)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	153,015,470	153,000,000
(Collateralized by U.S. Treasury Securities valued at $156,060,056, 0.13% - 4.13%, due 01/15/28 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,001, 0.00% - 4.88%, due 09/03/26 - 02/15/46)
Issued 06/29/26, repurchase date 07/06/26		3.63%		07/06/26	1,713,208,387	1,712,000,000
(Collateralized by U.S. Treasury Securities valued at $1,746,240,076, 0.00% - 5.00%, due 08/20/26 - 02/15/47)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	10,001,011	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,201,097, 0.13% - 1.25%, due 10/15/26 - 01/15/32)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	81,008,190	81,000,000
(Collateralized by U.S. Treasury Securities valued at $82,620,036, 1.25% - 4.75%, due 10/15/26 - 02/15/37)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	8,000,809	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,840, 1.88%, due 02/15/51)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,314,133,225	1,314,000,000
(Collateralized by U.S. Treasury Securities valued at $1,340,280,026, 0.00% - 4.88%, due 08/20/26 - 02/15/53)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,987,200,908	1,987,000,000
(Collateralized by U.S. Treasury Securities valued at $2,026,740,006, 3.88% - 4.00%, due 03/31/28 - 02/15/34)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	115,011,628	115,000,000
(Collateralized by U.S. Treasury Securities valued at $117,300,086, 0.00% - 4.50%, due 07/31/26 - 06/10/27)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,297,131,141	1,297,000,000
(Collateralized by U.S. Treasury Securities valued at $1,322,940,044, 0.00%, due 10/29/26)
See financial notes
50
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	603,061,137	603,000,000
(Collateralized by U.S. Treasury Securities valued at $615,060,148, 2.88% - 4.63%, due 04/30/29)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,609,163,135	1,609,000,000
(Collateralized by U.S. Treasury Securities valued at $1,641,180,132, 2.75% - 4.50%, due 05/31/29)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,331,134,949	1,331,000,000
(Collateralized by U.S. Treasury Securities valued at $1,357,620,041, 3.88% - 4.25%, due 09/30/32 - 02/15/34)
Issued 06/26/26, repurchase date 07/13/26		3.68%		07/13/26	294,510,907	294,000,000
(Collateralized by U.S. Treasury Securities valued at $299,880,059, 4.00%, due 11/15/35)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,946,196,762	1,946,000,000
(Collateralized by U.S. Treasury Securities valued at $1,984,920,012, 1.63% - 4.38%, due 01/31/30 - 11/15/49)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,458,147,420	1,458,000,000
(Collateralized by U.S. Treasury Securities valued at $1,487,160,029, 2.25% - 4.75%, due 11/15/27 - 02/15/56)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,539,155,610	1,539,000,000
(Collateralized by U.S. Treasury Securities valued at $1,569,780,048, 2.38% - 5.00%, due 02/15/28 - 08/15/55)
Issued 06/23/26, repurchase date 07/23/26	(a)	3.63%	07/01/26	07/07/26	978,379,198	977,000,000
(Collateralized by U.S. Treasury Securities valued at $997,244,833, 0.63% - 4.63%, due 05/15/30 - 11/15/55) (SOFR + 0.01%)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	106,010,718	106,000,000
(Collateralized by U.S. Treasury Securities valued at $108,120,001, 1.88% - 5.38%, due 02/15/31 - 05/15/54)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	16,001,618	16,000,000
(Collateralized by U.S. Treasury Securities valued at $16,321,670, 0.00% - 4.13%, due 12/24/26 - 02/15/52)
Issued 06/30/26, repurchase date 01/21/27		3.89%		07/07/26	275,208,007	275,000,000
(Collateralized by U.S. Treasury Securities valued at $286,713,467, 0.00% - 4.88%, due 07/28/26 - 02/15/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	730,073,811	730,000,000
(Collateralized by U.S. Treasury Securities valued at $744,600,004, 0.00% - 4.50%, due 07/16/26 - 02/15/55)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
51

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/07/26		3.64%		07/07/26	245,173,405	245,000,000
(Collateralized by U.S. Treasury Securities valued at $249,900,084, 0.25% - 4.63%, due 07/31/26 - 02/15/50)
						18,473,367,650
Total Repurchase Agreements (Cost $55,290,367,650)						55,290,367,650
Total Investments in Securities (Cost $88,287,431,644)						88,287,431,644

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
52
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$32,997,063,994
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		55,290,367,650
Receivables:
Fund shares sold		342,373,846
Interest		247,922,626
Prepaid expenses	+	1,600,471
Total assets		88,879,328,587

Liabilities
Payables:
Fund shares redeemed		1,798,114,934
Distributions to shareholders		124,436,883
Investment adviser and administrator fees		13,624,481
Shareholder service fees		1,500,432
Accrued expenses	+	975,917
Total liabilities		1,938,652,647
Net assets		$86,940,675,940

Net Assets by Source
Capital received from investors		$86,939,567,453
Total distributable earnings	+	1,108,487
Net assets		$86,940,675,940

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$23,250,042,871		23,249,875,167		$1.00
Investor Shares	$31,747,188,362		31,747,040,468		$1.00
Ultra Shares	$31,943,444,707		31,943,432,571		$1.00

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
53

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,664,053,054

Expenses
Investment adviser and administrator fees		84,982,057
Shareholder service fees:
Sweep Shares		30,182,524
Investor Shares		24,084,855
Registration fees		1,654,480
Shareholder reports		410,763
Custodian fees		231,378
Portfolio accounting fees		226,925
Professional fees		61,079
Independent trustees’ fees		51,280
Transfer agent fees		946
Other expenses	+	171,720
Total expenses		142,058,007
Expense reduction	–	2,808,571
Net expenses	–	139,249,436
Net investment income		1,524,803,618

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		1,108,537
Increase in net assets resulting from operations		$1,525,912,155
See financial notes
54
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,524,803,618	$3,262,336,230
Net realized gains	+	1,108,537	482,895
Increase in net assets from operations		$1,525,912,155	$3,262,819,125

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($395,970,960 )	($800,303,072 )
Investor Shares		(542,779,144)	(1,230,249,481)
Ultra Shares	+	(586,053,621)	(1,232,143,646)
Total distributions		($1,524,803,725 )	($3,262,696,199 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		9,373,958,263	16,970,331,674
Investor Shares		25,320,339,776	51,499,316,626
Ultra Shares	+	21,811,686,790	50,320,520,371
Total shares sold		56,505,984,829	118,790,168,671
Shares Reinvested
Sweep Shares		362,150,197	800,209,946
Investor Shares		348,032,064	873,252,922
Ultra Shares	+	427,039,778	985,762,618
Total shares reinvested		1,137,222,039	2,659,225,486
Shares Redeemed
Sweep Shares		(9,564,840,164)	(15,013,712,722)
Investor Shares		(26,863,536,492)	(47,582,911,438)
Ultra Shares	+	(24,839,506,140)	(43,086,459,010)
Total shares redeemed		(61,267,882,796)	(105,683,083,170)
Net transactions in fund shares		(3,624,675,928)	15,766,310,987

NET ASSETS
Beginning of period		$90,564,243,438	$74,797,809,525
Total increase (decrease)	+	(3,623,567,498)	15,766,433,913
End of period		$86,940,675,940	$90,564,243,438

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
55

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.69%*	3.96%	4.97%	4.72%	1.26%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.28%[4,5]	0.05%[5]
Total expenses	0.35%**	0.35%	0.35%	0.36%	0.35%[4]	0.35%
Net investment income (loss)	3.40%**	3.88%	4.84%	4.71%	1.26%	0.02%
Net assets, end of period (x 1,000,000)	$42,073	$39,762	$35,547	$23,422	$7,959	$7,468

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
56
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.76%*	4.11%	5.13%	4.87%	1.38%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.17%[4,5]	0.05%[5]
Total expenses	0.20%**	0.20%	0.20%	0.21%	0.20%[4]	0.20%
Net investment income (loss)	3.55%**	4.03%	4.98%	4.89%	1.58%	0.02%
Net assets, end of period (x 1,000,000)	$65,376	$60,286	$49,370	$29,519	$6,176	$3,850

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
57

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 100.2% OF NET ASSETS
UNITED STATES TREASURY
	(a)	3.58%		07/02/26	450,000,000	449,955,461
	(a)	3.59%		07/02/26	2,514,144,000	2,513,894,332
	(a)	3.60%		07/02/26	200,000,000	199,980,111
	(a)	3.62%		07/07/26	4,674,424,000	4,671,620,030
	(a)	3.63%		07/07/26	950,000,000	949,429,508
	(a)	3.63%		07/09/26	1,350,000,000	1,348,914,750
	(a)	3.64%		07/09/26	2,150,000,000	2,148,269,544
	(a)	3.65%		07/09/26	900,000,000	899,276,111
	(a)	3.57%		07/14/26	6,495,000	6,486,662
	(a)	3.58%		07/14/26	45,000,000	44,942,134
	(a)	3.61%		07/14/26	350,000,000	349,545,569
	(a)	3.63%		07/14/26	1,850,000,000	1,847,588,319
	(a)	3.64%		07/14/26	700,000,000	699,090,632
	(a)	3.65%		07/14/26	10,556,000	10,542,237
		4.50%		07/15/26	60,800,000	60,817,578
	(a)	3.63%		07/16/26	111,011,000	110,843,841
	(a)	3.64%		07/16/26	2,350,000,000	2,346,455,200
	(a)	3.65%		07/16/26	1,800,000,000	1,797,282,156
	(a)	3.59%		07/21/26	3,550,000,000	3,542,942,723
	(a)	3.60%		07/21/26	1,500,000,000	1,497,012,500
	(a)	3.62%		07/21/26	1,090,014,000	1,087,836,951
	(a)	3.66%		07/21/26	96,806,000	96,611,285
	(a)	3.68%		07/21/26	350,000,000	349,293,972
	(a)	3.62%		07/23/26	25,225,000	25,169,421
	(a)	3.63%		07/23/26	6,000,000,000	5,986,744,955
	(a)	3.61%		07/28/26	350,000,000	349,054,081
	(a)	3.62%		07/28/26	1,038,477,000	1,035,663,506
	(a)	3.63%		07/28/26	300,000,000	299,187,525
	(a)	3.64%		07/28/26	2,653,386,000	2,646,190,072
	(a)	3.67%		07/28/26	700,000,000	698,096,087
	(a)	3.68%		07/28/26	750,000,000	747,957,281
	(a)	3.63%		07/30/26	3,650,000,000	3,639,370,896
		0.63%		07/31/26	296,850,000	296,072,438
		1.88%		07/31/26	142,450,000	142,202,691
(3 mo. US TBILL + 0.18%)	(b)	3.96%	07/01/26	07/31/26	1,087,500,000	1,087,504,713
		4.38%		07/31/26	696,400,000	696,709,237
	(a)	3.63%		08/04/26	100,000,000	99,659,055
	(a)	3.64%		08/04/26	1,000,000,000	996,585,835
	(a)	3.63%		08/06/26	206,000,000	205,255,310
See financial notes
58
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	3.65%		08/06/26	600,000,000	597,817,500
	(a)	3.66%		08/06/26	3,350,000,000	3,337,806,000
	(a)	3.63%		08/11/26	650,000,000	647,335,170
	(a)	3.64%		08/11/26	1,700,000,000	1,693,022,284
	(a)	3.65%		08/11/26	250,000,000	248,973,149
	(a)	3.62%		08/13/26	15,699,000	15,631,689
	(a)	3.66%		08/13/26	1,850,000,000	1,842,143,665
	(a)	3.73%		08/13/26	1,210,000,000	1,204,807,117
		1.50%		08/15/26	140,000,000	139,595,461
	(a)	3.63%		08/18/26	350,000,000	348,317,667
	(a)	3.65%		08/18/26	1,050,000,000	1,044,951,367
	(a)	3.66%		08/18/26	1,350,000,000	1,343,483,767
	(a)	3.67%		08/18/26	1,500,000,000	1,492,700,000
	(a)	3.68%		08/18/26	3,941,583,000	3,922,361,736
	(a)	3.65%		08/25/26	250,000,000	248,621,181
	(a)	3.66%		08/25/26	425,000,000	422,634,905
	(a)	3.67%		08/25/26	1,850,000,000	1,839,682,344
	(a)	3.68%		08/25/26	5,300,000,000	5,270,390,977
	(a)	3.69%		08/25/26	1,000,000,000	994,390,000
	(a)	3.70%		08/25/26	350,000,000	348,033,024
	(a)	3.63%		08/27/26	350,000,000	348,007,771
		0.75%		08/31/26	623,350,000	620,241,726
		1.38%		08/31/26	328,340,000	327,004,902
		3.75%		08/31/26	217,800,000	217,755,382
	(a)	3.67%		09/10/26	350,000,000	347,487,389
	(a)	3.65%		09/15/26	1,650,000,000	1,637,442,160
		4.63%		09/15/26	120,000,000	120,199,882
	(a)	3.67%		09/17/26	700,000,000	694,485,400
	(a)	3.64%		09/22/26	350,000,000	347,101,052
	(a)	3.66%		09/22/26	300,000,000	297,500,663
	(a)	3.67%		09/22/26	19,111,000	18,951,431
	(a)	3.71%		09/24/26	1,523,000	1,509,769
	(a)	3.67%		09/29/26	350,000,000	346,823,750
		0.88%		09/30/26	369,250,000	366,691,569
		3.50%		09/30/26	448,350,000	448,162,997
	(a)	3.71%		10/13/26	1,700,000,000	1,682,010,528
	(a)	3.71%		10/20/26	850,000,000	840,404,358
	(a)	3.78%		10/20/26	150,000,000	148,271,638
		1.13%		10/31/26	194,750,000	193,165,093
(3 mo. US TBILL + 0.21%)	(b)	3.98%	07/01/26	10/31/26	4,054,000,000	4,055,631,690
		4.13%		10/31/26	240,800,000	241,209,413
		4.63%		11/15/26	220,100,000	220,921,226
		1.25%		11/30/26	142,000,000	140,639,112
		1.63%		11/30/26	75,800,000	75,198,635
		4.25%		11/30/26	755,500,000	757,566,544
		1.25%		12/31/26	311,300,000	307,774,799
		1.75%		12/31/26	37,700,000	37,363,601
		4.25%		12/31/26	916,050,000	919,010,157
		1.50%		01/31/27	230,930,000	228,235,349
(3 mo. US TBILL + 0.10%)	(b)	3.87%	07/01/26	01/31/27	5,069,700,000	5,070,127,756
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
59

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.13%		01/31/27	681,300,000	683,507,689
		2.25%		02/15/27	263,400,000	260,977,214
		4.13%		02/15/27	145,524,000	145,985,947
		1.13%		02/28/27	150,000,000	147,662,090
		1.88%		02/28/27	93,800,000	92,646,097
		4.13%		02/28/27	1,038,700,000	1,041,714,321
		4.25%		03/15/27	173,200,000	174,048,943
		0.63%		03/31/27	19,300,000	18,877,572
		2.50%		03/31/27	445,600,000	442,006,529
		3.88%		03/31/27	442,100,000	443,015,618
		4.50%		04/15/27	50,000,000	50,321,063
		0.50%		04/30/27	160,500,000	156,273,868
		2.75%		04/30/27	462,600,000	458,728,164
		3.75%		04/30/27	749,600,000	749,508,989
(3 mo. US TBILL + 0.16%)	(b)	3.94%	07/01/26	04/30/27	1,459,650,000	1,459,826,738
		2.38%		05/15/27	327,950,000	324,041,585
		0.50%		05/31/27	118,000,000	114,526,329
		2.63%		05/31/27	298,700,000	295,331,371
		3.88%		05/31/27	668,900,000	668,867,799
		4.63%		06/15/27	575,300,000	579,207,147
		0.50%		06/30/27	516,000,000	498,728,023
		3.25%		06/30/27	100,000,000	99,347,963
		3.75%		06/30/27	241,600,000	241,111,339
(3 mo. US TBILL + 0.16%)	(b)	3.93%	07/01/26	07/31/27	1,603,100,000	1,603,949,319
(3 mo. US TBILL + 0.19%)	(b)	3.97%	07/01/26	10/31/27	1,397,000,000	1,398,780,257
(3 mo. US TBILL + 0.10%)	(b)	3.87%	07/01/26	01/31/28	959,300,000	959,436,478
(3 mo. US TBILL + 0.10%)	(b)	3.88%	07/01/26	04/30/28	474,300,000	474,356,526
Total U.S. Treasury Debt (Cost $107,622,434,432)						107,622,434,432
Total Investments in Securities (Cost $107,622,434,432)						107,622,434,432

(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
60
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$107,622,434,432
Cash		555
Receivables:
Fund shares sold		2,121,896,283
Interest		195,978,647
Prepaid expenses	+	786,975
Total assets		109,941,096,892

Liabilities
Payables:
Investments bought		1,842,143,665
Fund shares redeemed		548,933,792
Distributions to shareholders		83,796,959
Investment adviser and administrator fees		16,098,695
Shareholder service fees		859,709
Accrued expenses	+	733,549
Total liabilities		2,492,566,369
Net assets		$107,448,530,523

Net Assets by Source
Capital received from investors		$107,448,515,790
Total distributable earnings	+	14,733
Net assets		$107,448,530,523

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$42,072,756,369		42,072,148,808		$1.00
Ultra Shares	$65,375,774,154		65,375,199,240		$1.00

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
61

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,890,428,160

Expenses
Investment adviser and administrator fees		96,631,575
Shareholder service fees:
Investor Shares		30,093,124
Registration fees		1,221,344
Portfolio accounting fees		248,290
Custodian fees		220,652
Shareholder reports		174,854
Professional fees		56,861
Independent trustees’ fees		54,436
Transfer agent fees		634
Other expenses	+	191,638
Total expenses		128,893,408
Expense reduction	–	2,168,710
Net expenses	–	126,724,698
Net investment income		1,763,703,462

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		14,730
Increase in net assets resulting from operations		$1,763,718,192
See financial notes
62
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,763,703,462	$3,665,459,977
Net realized gains	+	14,730	490,275
Increase in net assets from operations		$1,763,718,192	$3,665,950,252

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($677,499,907 )	($1,476,507,396 )
Ultra Shares	+	(1,086,203,552)	(2,189,306,012)
Total distributions		($1,763,703,459 )	($3,665,813,408 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		31,392,588,976	57,338,132,404
Ultra Shares	+	53,446,685,406	91,435,913,148
Total shares sold		84,839,274,382	148,774,045,552
Shares Reinvested
Investor Shares		471,218,646	1,028,482,783
Ultra Shares	+	807,738,315	1,648,051,649
Total shares reinvested		1,278,956,961	2,676,534,432
Shares Redeemed
Investor Shares		(29,553,161,499)	(54,151,102,408)
Ultra Shares	+	(49,164,333,453)	(82,168,306,915)
Total shares redeemed		(78,717,494,952)	(136,319,409,323)
Net transactions in fund shares		7,400,736,391	15,131,170,661

NET ASSETS
Beginning of period		$100,047,779,399	$84,916,471,894
Total increase	+	7,400,751,124	15,131,307,505
End of period		$107,448,530,523	$100,047,779,399

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
63

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.69%*	4.02%	4.96%	4.85%	1.40%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.30%[3,4]	0.06%[4]
Total expenses	0.35%**	0.34%	0.35%	0.36%	0.35%[3]	0.35%
Net investment income (loss)	3.41%**	3.94%	4.85%	4.81%	1.92%	0.01%
Net assets, end of period (x 1,000,000)	$36,285	$37,086	$36,001	$35,243	$15,372	$5,632

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
64
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.77%*	4.17%	5.12%	5.00%	1.52%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.18%[3,4]	0.06%[4]
Total expenses	0.20%**	0.19%	0.20%	0.21%	0.20%[3]	0.20%
Net investment income (loss)	3.56%**	4.09%	5.00%	4.94%	2.53%	0.01%
Net assets, end of period (x 1,000,000)	$35,210	$35,927	$33,772	$33,877	$17,073	$2,244

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
65

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 36.6% OF NET ASSETS
UNITED STATES TREASURY
		4.50%		07/15/26	47,100,000	47,113,617
		0.63%		07/31/26	281,200,000	280,462,240
		1.88%		07/31/26	133,500,000	133,274,535
(3 mo. US TBILL + 0.18%)	(a)	3.96%	07/01/26	07/31/26	1,301,100,000	1,301,122,913
		4.38%		07/31/26	349,500,000	349,627,733
		1.50%		08/15/26	110,000,000	109,682,148
		4.38%		08/15/26	35,000,000	35,031,581
		0.75%		08/31/26	495,300,000	492,828,034
		1.38%		08/31/26	258,200,000	257,150,086
		3.75%		08/31/26	381,800,000	381,825,016
		4.63%		09/15/26	193,800,000	194,146,665
		0.88%		09/30/26	386,700,000	384,032,905
		3.50%		09/30/26	222,600,000	222,516,725
		1.13%		10/31/26	148,400,000	147,192,348
(3 mo. US TBILL + 0.21%)	(a)	3.98%	07/01/26	10/31/26	2,807,300,000	2,808,366,004
		4.13%		10/31/26	173,300,000	173,594,573
		4.63%		11/15/26	159,300,000	159,894,638
		1.25%		11/30/26	358,000,000	354,475,126
		1.63%		11/30/26	55,000,000	54,563,653
		4.25%		11/30/26	768,000,000	769,863,056
		1.25%		12/31/26	408,600,000	403,906,379
		1.75%		12/31/26	27,300,000	27,056,401
		4.25%		12/31/26	307,400,000	308,407,226
		1.50%		01/31/27	517,100,000	511,060,082
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/27	2,911,900,000	2,912,006,795
		4.13%		01/31/27	625,900,000	627,917,043
		2.25%		02/15/27	216,100,000	214,097,496
		4.13%		02/15/27	310,255,000	311,204,437
		1.13%		02/28/27	350,000,000	344,542,500
		1.88%		02/28/27	270,000,000	266,862,318
		4.13%		02/28/27	1,586,800,000	1,591,869,300
		4.25%		03/15/27	123,800,000	124,406,816
		0.63%		03/31/27	13,700,000	13,400,141
		2.50%		03/31/27	317,600,000	315,039,202
		3.88%		03/31/27	315,200,000	315,853,124
		4.50%		04/15/27	300,000,000	301,926,381
		0.50%		04/30/27	7,600,000	7,400,896
		2.75%		04/30/27	486,300,000	482,225,319
		3.75%		04/30/27	285,900,000	285,912,427
See financial notes
66
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/01/26	04/30/27	1,180,100,000	1,180,243,090
		2.38%		05/15/27	628,500,000	621,066,242
		0.50%		05/31/27	135,150,000	131,127,045
		2.63%		05/31/27	207,500,000	205,165,495
		3.88%		05/31/27	498,750,000	498,720,002
		4.63%		06/15/27	403,400,000	406,139,726
		0.50%		06/30/27	434,000,000	419,501,756
		3.25%		06/30/27	150,000,000	149,021,945
		3.75%		06/30/27	246,900,000	246,360,798
(3 mo. US TBILL + 0.16%)	(a)	3.93%	07/01/26	07/31/27	1,774,000,000	1,774,889,298
(3 mo. US TBILL + 0.19%)	(a)	3.97%	07/01/26	10/31/27	1,399,000,000	1,400,809,469
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/28	861,600,000	861,691,457
(3 mo. US TBILL + 0.10%)	(a)	3.88%	07/01/26	04/30/28	229,000,000	229,033,703
Total U.S. Treasury Debt (Cost $26,145,627,905)						26,145,627,905

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 63.1% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 63.1%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	528,360,086	518,000,000
(Collateralized by U.S. Treasury Securities valued at $528,360,086, 0.38% - 4.63%, due 11/15/26 - 02/15/55)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	408,000,021	400,000,000
(Collateralized by U.S. Treasury Securities valued at $408,000,021, 0.25% - 4.38%, due 12/15/26 - 02/15/55)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	12,807,958	12,555,547
(Collateralized by U.S. Treasury Securities valued at $12,807,958, 0.00% - 4.75%, due 07/28/26 - 08/15/55)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	125,460,036	123,000,000
(Collateralized by U.S. Treasury Securities valued at $125,460,036, 0.13% - 4.75%, due 04/15/28 - 11/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,856,400,025	1,820,000,000
(Collateralized by U.S. Treasury Securities valued at $1,856,400,025, 0.00% - 4.38%, due 08/13/26 - 05/31/31)
Issued 06/29/26, repurchase date 07/06/26		3.63%		07/06/26	3,060,000,084	3,000,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,000,084, 0.00% - 5.25%, due 08/11/26 - 08/15/55)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/26, repurchase date 07/01/26		3.63%		07/01/26	2,092,475,897	2,050,000,000
(Collateralized by U.S. Treasury Securities valued at $2,092,475,897, 0.00% - 6.13%, due 07/31/26 - 11/15/55)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
67

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	8,160,878	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,878, 0.13% - 4.00%, due 07/15/27 - 02/15/49)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	956,416,451	937,000,000
(Collateralized by U.S. Treasury Securities valued at $956,416,452, 0.38% - 4.63%, due 03/31/27 - 02/15/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	66,300,020	65,000,000
(Collateralized by U.S. Treasury Securities valued at $66,300,020, 0.13% - 4.75%, due 10/15/26 - 08/15/55)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	6,120,644	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,644, 1.88%, due 02/15/51)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,068,960,005	1,048,000,000
(Collateralized by U.S. Treasury Securities valued at $1,068,960,005, 0.00% - 4.63%, due 09/22/26 - 08/15/53)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,616,700,034	1,585,000,000
(Collateralized by U.S. Treasury Securities valued at $1,616,700,034, 1.75% - 3.88%, due 03/31/28 - 01/15/34)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,207,280,086	2,164,000,000
(Collateralized by U.S. Treasury Securities valued at $2,207,280,086, 3.63% - 4.38%, due 02/29/28 - 01/31/31)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	7,248,120,061	7,106,000,000
(Collateralized by U.S. Treasury Securities valued at $7,248,120,061, 0.00% - 4.63%, due 08/11/26 - 03/31/31)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	496,740,011	487,000,000
(Collateralized by U.S. Treasury Securities valued at $496,740,011, 2.88%, due 04/30/29)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,323,960,111	1,298,000,000
(Collateralized by U.S. Treasury Securities valued at $1,323,960,111, 2.88% - 4.50%, due 04/30/29 - 05/31/29)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,091,400,067	1,070,000,000
(Collateralized by U.S. Treasury Securities valued at $1,091,400,067, 4.00% - 4.63%, due 02/28/29 - 02/15/35)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	1,005,720,041	986,000,000
(Collateralized by U.S. Treasury Securities valued at $1,005,720,041, 3.38% - 4.00%, due 02/29/28 - 08/15/33)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	1,006,740,023	987,000,000
(Collateralized by U.S. Treasury Securities valued at $1,006,740,023, 3.38% - 4.25%, due 02/29/28 - 06/30/29)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	1,508,580,078	1,479,000,000
(Collateralized by U.S. Treasury Securities valued at $1,508,580,078, 4.13% - 4.25%, due 06/15/29 - 03/31/33)
See financial notes
68
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/17/26, repurchase date 07/13/26		3.65%		07/13/26	1,020,000,082	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,082, 3.88% - 4.38%, due 11/30/28 - 08/31/32)
Issued 06/26/26, repurchase date 07/13/26		3.68%		07/13/26	382,500,004	375,000,000
(Collateralized by U.S. Treasury Securities valued at $382,500,004, 3.50% - 3.88%, due 11/15/28 - 08/15/34)
Issued 06/05/26, repurchase date 08/07/26		3.68%		08/07/26	510,000,012	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,012, 3.75%, due 10/31/32)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,252,560,010	1,228,000,000
(Collateralized by U.S. Treasury Securities valued at $1,252,560,010, 0.88% - 4.63%, due 11/30/28 - 05/15/54)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,584,060,041	1,553,000,000
(Collateralized by U.S. Treasury Securities valued at $1,584,060,041, 1.88% - 5.00%, due 05/15/29 - 08/15/52)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,187,280,010	1,164,000,000
(Collateralized by U.S. Treasury Securities valued at $1,187,280,010, 1.63% - 4.00%, due 10/15/29 - 02/15/50)
Issued 06/23/26, repurchase date 07/23/26	(a)	3.63%	07/01/26	07/07/26	789,017,644	773,000,000
(Collateralized by U.S. Treasury Securities valued at $789,017,644, 1.38% - 4.38%, due 05/31/31 - 11/15/40) (SOFR + 0.01%)
MUFG SECURITIES (CANADA) LTD
Issued 06/18/26, repurchase date 07/30/26		3.67%		07/30/26	510,000,002	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,002, 0.00% - 5.00%, due 08/06/26 - 05/15/56)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	86,700,009	85,000,000
(Collateralized by U.S. Treasury Securities valued at $86,700,009, 0.00% - 5.00%, due 10/15/26 - 05/15/52)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	13,261,373	13,000,000
(Collateralized by U.S. Treasury Securities valued at $13,261,373, 3.00% - 4.63%, due 06/30/31 - 08/15/52)
Issued 06/18/26, repurchase date 07/30/26		3.65%		07/07/26	1,280,429,402	1,250,000,000
(Collateralized by U.S. Treasury Securities valued at $1,280,429,402, 0.00% - 5.00%, due 10/06/26 - 05/15/56)
Issued 06/30/26, repurchase date 01/21/27		3.89%		07/07/26	231,455,962	222,000,000
(Collateralized by U.S. Treasury Securities valued at $231,455,962, 0.00% - 4.63%, due 09/17/26 - 02/15/46)
ROYAL BANK OF CANADA
Issued 05/22/26, repurchase date 07/24/26		3.64%		07/07/26	1,026,497,447	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,026,497,447, 0.13% - 4.50%, due 10/31/26 - 02/15/52)
Issued 05/07/26, repurchase date 07/28/26		3.65%		07/07/26	514,240,107	500,000,000
(Collateralized by U.S. Treasury Securities valued at $514,240,107, 0.88% - 4.38%, due 09/30/26 - 06/30/33)
Issued 05/13/26, repurchase date 07/30/26		3.65%		07/07/26	1,028,066,525	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,028,066,525, 1.38% - 4.38%, due 06/30/27 - 02/15/49)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
69

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 05/29/26, repurchase date 07/28/26		3.65%		07/07/26	513,102,544	500,000,000
(Collateralized by U.S. Treasury Securities valued at $513,102,544, 1.25% - 4.25%, due 12/31/27 - 05/31/32)
Issued 06/03/26, repurchase date 09/01/26		3.65%		07/07/26	1,029,307,504	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,029,307,504, 0.13% - 4.50%, due 07/31/26 - 02/15/51)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/24/26, repurchase date 07/01/26		3.63%		07/01/26	1,020,000,003	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,003, 0.00% - 6.63%, due 07/02/26 - 08/15/55)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	593,640,007	582,000,000
(Collateralized by U.S. Treasury Securities valued at $593,640,007, 0.00% - 5.50%, due 07/09/26 - 08/15/54)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	2,550,000,066	2,500,000,000
(Collateralized by U.S. Treasury Securities valued at $2,550,000,066, 0.00% - 6.75%, due 07/07/26 - 11/15/55)
Issued 06/30/26, repurchase date 07/07/26		3.64%		07/07/26	1,275,000,009	1,250,000,000
(Collateralized by U.S. Treasury Securities valued at $1,275,000,009, 0.00% - 6.38%, due 07/14/26 - 05/15/56)
						45,144,555,547
Total Repurchase Agreements (Cost $45,144,555,547)						45,144,555,547
Total Investments in Securities (Cost $71,290,183,452)						71,290,183,452

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
70
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$26,145,627,905
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		45,144,555,547
Receivables:
Fund shares sold		484,586,471
Interest		201,822,966
Prepaid expenses	+	785,168
Total assets		71,977,378,057

Liabilities
Payables:
Fund shares redeemed		411,455,807
Distributions to shareholders		57,953,240
Investment adviser and administrator fees		10,965,254
Shareholder service fees		744,497
Accrued expenses	+	1,262,413
Total liabilities		482,381,211
Net assets		$71,494,996,846

Net Assets by Source
Capital received from investors		$71,494,996,849
Total distributable loss	+	(3)
Net assets		$71,494,996,846

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$36,284,943,548		36,284,771,667		$1.00
Ultra Shares	$35,210,053,298		35,209,911,074		$1.00

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
71

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,340,677,556

Expenses
Investment adviser and administrator fees		68,320,287
Shareholder service fees:
Investor Shares		27,340,819
Registration fees		617,789
Portfolio accounting fees		195,211
Custodian fees		187,666
Shareholder reports		174,023
Professional fees		51,466
Independent trustees’ fees		46,688
Transfer agent fees		634
Other expenses	+	151,647
Total expenses		97,086,230
Expense reduction	–	1,425,124
Net expenses	–	95,661,106
Net investment income		1,245,016,450

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3)
Increase in net assets resulting from operations		$1,245,016,447
See financial notes
72
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,245,016,450	$2,939,481,922
Net realized gains (losses)	+	(3)	480,079
Increase in net assets from operations		$1,245,016,447	$2,939,962,001

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($617,606,883 )	($1,466,932,195 )
Ultra Shares	+	(627,409,567)	(1,472,863,897)
Total distributions		($1,245,016,450 )	($2,939,796,092 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		27,133,520,110	54,540,832,964
Ultra Shares	+	28,040,237,893	58,763,829,789
Total shares sold		55,173,758,003	113,304,662,753
Shares Reinvested
Investor Shares		422,388,828	994,959,236
Ultra Shares	+	462,935,629	1,071,947,392
Total shares reinvested		885,324,457	2,066,906,628
Shares Redeemed
Investor Shares		(28,356,971,921)	(54,451,021,838)
Ultra Shares	+	(29,220,500,061)	(57,680,109,460)
Total shares redeemed		(57,577,471,982)	(112,131,131,298)
Net transactions in fund shares		(1,518,389,522)	3,240,438,083

NET ASSETS
Beginning of period		$73,013,386,371	$69,772,782,379
Total increase (decrease)	+	(1,518,389,525)	3,240,603,992
End of period		$71,494,996,846	$73,013,386,371

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
73

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.78%*	4.19%	5.14%	4.97%	1.47%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.17%[3,4]	0.07%[4]
Total expenses	0.22%**	0.21%	0.21%	0.21%	0.21%[3]	0.21%
Net investment income (loss)	3.58%**	4.10%	5.01%	4.87%	1.50%	0.01%
Net assets, end of period (x 1,000,000)	$928	$2,676	$2,184	$1,947	$1,661	$1,610

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
74
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 29.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.38%		07/06/26	1,352,000	1,352,038
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/10/26	1,000,000	1,000,000
		4.63%		07/17/26	1,246,000	1,246,247
		3.15%		07/20/26	600,000	599,844
	(b)	3.74%		07/27/26	1,000,000	997,385
(SOFR + 0.03%)	(a)	3.65%	07/01/26	07/28/26	400,000	400,000
		5.00%		07/30/26	741,000	741,485
(EFFR + 0.08%)	(a)	3.70%	07/01/26	08/11/26	7,000,000	7,000,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/03/26	500,000	500,000
		3.50%		10/02/26	100,000	99,953
(SOFR + 0.05%)	(a)	3.67%	07/01/26	10/02/26	3,500,000	3,500,000
(EFFR + 0.07%)	(a)	3.70%	07/01/26	10/15/26	2,100,000	2,100,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	11/02/26	4,400,000	4,400,811
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/18/26	2,100,000	2,100,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/23/26	4,000,000	4,000,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	01/21/27	1,600,000	1,600,000
(EFFR + 0.09%)	(a)	3.72%	07/01/26	01/25/27	4,800,000	4,800,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	02/03/27	3,500,000	3,500,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	02/12/27	2,500,000	2,500,000
(EFFR + 0.10%)	(a)	3.72%	07/01/26	02/18/27	2,200,000	2,200,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	03/11/27	1,200,000	1,200,000
	(b)	3.70%		03/31/27	17,500,000	17,024,904
(SOFR + 0.08%)	(a)	3.70%	07/01/26	04/01/27	4,400,000	4,400,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/16/27	3,000,000	3,000,000
(EFFR + 0.07%)	(a)	3.70%	07/01/26	05/07/27	1,600,000	1,600,000
	(b)	4.01%		05/11/27	200,000	193,249
(EFFR + 0.07%)	(a)	3.69%	07/01/26	05/19/27	1,000,000	1,000,000
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/07/26	05/19/27	1,900,000	1,900,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/24/27	3,600,000	3,600,000
(EFFR + 0.13%)	(a)	3.76%	07/01/26	07/09/27	2,900,000	2,900,000
(EFFR + 0.16%)	(a)	3.79%	07/01/26	07/19/27	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/25/27	1,400,000	1,400,000
(SOFR + 0.06%)	(a)	3.68%	07/01/26	09/13/27	700,000	700,000
(EFFR + 0.18%)	(a)	3.81%	07/01/26	09/23/27	1,900,000	1,900,000
(EFFR + 0.19%)	(a)	3.82%	07/01/26	09/29/27	1,900,000	1,900,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	11/19/27	700,000	700,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	1,200,000	1,200,000
(EFFR + 0.11%)	(a)	3.74%	07/01/26	04/24/28	1,600,000	1,600,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/08/28	1,300,000	1,300,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
75

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
	(c)	1.50%		07/20/26	200,000	199,748
(SOFR + 0.09%)	(a)	3.71%	07/01/26	07/23/26	7,600,000	7,600,000
	(b)	3.93%		08/19/26	800,000	795,884
		3.73%		09/10/26	2,900,000	2,900,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	09/11/26	2,600,000	2,600,000
	(b)	3.75%		09/25/26	500,000	495,563
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/08/26	2,100,000	2,100,000
		4.00%		10/09/26	100,000	100,083
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/21/26	3,000,000	3,000,000
		3.63%		10/23/26	7,300,000	7,297,008
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/23/26	2,800,000	2,800,000
(SOFR + 0.04%)	(a)	3.66%	07/01/26	11/06/26	2,800,000	2,800,000
		4.63%		11/17/26	100,000	100,356
		3.76%		12/17/26	4,330,000	4,330,000
(SOFR + 0.05%)	(a)	3.67%	07/01/26	12/28/26	2,900,000	2,899,931
(SOFR + 0.06%)	(a)	3.68%	07/01/26	01/04/27	1,900,000	1,900,000
		3.75%		01/08/27	3,600,000	3,599,826
(SOFR + 0.12%)	(a)	3.74%	07/01/26	01/25/27	2,300,000	2,300,000
		3.89%		02/23/27	2,500,000	2,500,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	03/25/27	1,700,000	1,700,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/09/27	1,600,000	1,600,000
		3.81%		04/09/27	1,700,000	1,700,000
		3.70%		05/21/27	1,600,000	1,598,895
		3.92%		05/26/27	2,600,000	2,600,000
		3.93%		05/28/27	5,000,000	5,000,000
		4.00%		06/01/27	12,000,000	12,000,000
		4.00%		06/04/27	9,500,000	9,500,000
		3.98%		06/10/27	1,500,000	1,500,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	06/17/27	1,450,000	1,450,000
		4.05%		06/17/27	2,400,000	2,400,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	08/26/27	6,500,000	6,500,000
(SOFR + 0.16%)	(a)	3.78%	07/01/26	09/15/27	1,800,000	1,800,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	09/21/27	2,100,000	2,100,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	10/20/27	1,500,000	1,500,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	03/30/28	5,200,000	5,200,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/06/28	2,600,000	2,600,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/18/28	2,200,000	2,200,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	06/15/28	1,500,000	1,500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/04/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/23/26	3,900,000	3,900,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/16/26	2,100,000	2,100,000
		3.63%		11/20/26	5,100,000	5,097,983
		3.63%		11/27/26	3,000,000	2,998,334
		3.63%		12/16/26	2,900,000	2,898,302
		3.63%		12/18/26	5,800,000	5,796,113
		3.78%		04/02/27	2,900,000	2,900,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/23/27	2,100,000	2,100,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/05/27	3,700,000	3,699,788
See financial notes
76
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.07%		06/21/27	1,300,000	1,300,000
		4.08%		06/22/27	1,300,000	1,300,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/22/27	1,900,000	1,900,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/06/27	1,800,000	1,800,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/29/26	1,300,000	1,300,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/21/26	7,100,000	7,100,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/23/26	2,900,000	2,900,082
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/20/26	4,000,000	4,000,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/11/26	2,000,000	2,000,000
		3.95%		05/07/27	1,600,000	1,600,000
		3.90%		05/21/27	2,700,000	2,700,000
		4.05%		06/21/27	2,500,000	2,500,000
		4.09%		07/14/27	1,500,000	1,500,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	900,000	900,000
Total U.S. Government Agency Debt (Cost $274,813,812)						274,813,812

U.S. TREASURY DEBT 9.1% OF NET ASSETS
UNITED STATES TREASURY
		4.50%		07/15/26	1,700,000	1,700,492
		0.63%		07/31/26	4,300,000	4,288,805
		1.88%		07/31/26	1,000,000	998,215
(3 mo. US TBILL + 0.18%)	(a)	3.96%	07/01/26	07/31/26	3,500,000	3,499,988
		4.38%		07/31/26	5,600,000	5,601,894
		0.75%		08/31/26	12,400,000	12,339,051
		1.38%		08/31/26	1,300,000	1,294,689
		4.63%		09/15/26	1,800,000	1,803,201
		0.88%		09/30/26	5,400,000	5,363,024
		3.50%		09/30/26	2,000,000	1,998,945
		4.25%		11/30/26	2,500,000	2,506,327
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/27	5,600,000	5,599,663
		4.13%		02/28/27	400,000	401,348
		4.25%		03/15/27	400,000	401,850
		2.50%		03/31/27	400,000	396,863
		3.88%		03/31/27	2,000,000	2,004,318
		0.50%		04/30/27	100,000	97,380
		2.75%		04/30/27	500,000	495,978
		3.75%		04/30/27	3,100,000	3,100,295
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/01/26	04/30/27	16,600,000	16,601,674
		2.38%		05/15/27	2,800,000	2,767,050
		2.63%		05/31/27	700,000	692,606
		3.88%		05/31/27	1,800,000	1,800,604
		4.63%		06/15/27	400,000	402,642
		3.75%		06/30/27	2,000,000	1,995,567
(3 mo. US TBILL + 0.16%)	(a)	3.93%	07/01/26	07/31/27	4,000,000	3,999,277
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
77

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/28	800,000	800,385
(3 mo. US TBILL + 0.10%)	(a)	3.88%	07/01/26	04/30/28	1,700,000	1,700,495
Total U.S. Treasury Debt (Cost $84,652,626)						84,652,626

VARIABLE RATE DEMAND NOTES 1.0% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	1,500,000	1,500,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	3,100,000	3,100,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.72%		07/07/26	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,800,000)						8,800,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 60.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 39.6%
BANCO SANTANDER SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	8,000,811	8,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,244,648, 2.00% - 7.00%, due 04/01/29 - 08/15/68)
BANK OF AMERICA NA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 04/01/45)
BANK OF NOVA SCOTIA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,064,072, 2.00% - 5.50%, due 08/15/46 - 08/01/54)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,030,132, 1.50% - 6.50%, due 06/01/28 - 02/01/53)
BNP PARIBAS SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	4,000,406	4,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,191,322, 2.50% - 7.50%, due 03/31/29 - 06/25/60)
See financial notes
78
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,055,132, 0.88% - 6.50%, due 10/01/27 - 06/01/55)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,096, 0.38%, due 01/15/27)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	3,002,123	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,060,487, 0.38% - 5.00%, due 01/15/27 - 06/20/55)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	2,001,420	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,061,628, 1.25% - 7.50%, due 12/25/30 - 04/25/56)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	6,000,608	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,269,723, 2.00% - 6.00%, due 12/01/51 - 08/20/65)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.66%		07/01/26	9,000,915	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,270,213, 2.50% - 7.00%, due 01/01/48 - 06/01/56)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	14,001,419	14,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $14,386,099, 1.25% - 7.50%, due 05/31/28 - 06/01/64)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	11,001,115	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,330,000, 3.50% - 7.00%, due 02/20/50 - 06/20/56)
GOLDMAN SACHS & CO LLC
Issued 06/24/26, repurchase date 07/01/26		3.64%		07/01/26	20,014,156	20,000,000
(Collateralized by U.S. Government Agency Securities valued at $20,400,001, 3.00%, due 03/20/52)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,080,869, 1.38% - 6.50%, due 06/01/29 - 08/20/50)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	17,012,065	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,345,826, 4.00% - 6.00%, due 11/25/54 - 04/01/59)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.50% - 6.50%, due 04/20/34 - 07/20/52)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
79

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	21,002,129	21,000,000
(Collateralized by U.S. Government Agency Securities valued at $21,630,000, 2.50% - 5.50%, due 12/01/31 - 02/01/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	19,001,926	19,000,000
(Collateralized by U.S. Government Agency Securities valued at $19,570,000, 3.00% - 6.50%, due 03/20/28 - 04/20/65)
Issued 05/11/26, repurchase date 11/17/26	(a)	3.74%	07/01/26	10/05/26	5,076,358	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,001, 3.00%, due 08/25/56) (SOFR + 0.12%)
Issued 05/27/26, repurchase date 11/30/26	(a)	3.75%	07/01/26	10/05/26	10,136,458	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,300,000, 0.13% - 6.46%, due 11/25/28 - 04/25/54) (SOFR + 0.13%)
MIZUHO SECURITIES USA LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,018, 0.63%, due 07/31/26)
MUFG SECURITIES (CANADA) LTD
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,000,507	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,110,023, 1.00% - 6.50%, due 12/31/27 - 05/01/56)
Issued 06/18/26, repurchase date 07/30/26		3.68%		07/30/26	5,021,467	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,100,694, 1.88% - 7.00%, due 12/31/29 - 01/01/57)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,000, 2.00% - 6.00%, due 03/01/34 - 02/01/56)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,093,144, 2.38% - 6.00%, due 03/16/32 - 12/01/54)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,000,507	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,139,956, 0.00% - 6.50%, due 12/10/26 - 05/01/56)
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	1,000,103	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,116, 1.13% - 5.50%, due 02/15/31 - 06/20/56)
Issued 05/21/26, repurchase date 07/24/26		3.63%		07/07/26	10,047,392	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,355,431, 2.00% - 7.00%, due 09/30/27 - 05/01/56)
See financial notes
80
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/18/26, repurchase date 07/30/26		3.66%		07/07/26	16,030,907	16,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,547,321, 1.88% - 7.00%, due 01/01/35 - 11/20/55)
ROYAL BANK OF CANADA
Issued 05/04/26, repurchase date 07/29/26		3.67%		07/07/26	11,071,769	11,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $11,428,235, 2.00% - 6.50%, due 02/15/50 - 06/01/55)
Issued 05/05/26, repurchase date 07/27/26		3.67%		07/07/26	10,064,225	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,386,586, 2.88% - 5.00%, due 08/15/45 - 02/25/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,080,429, 0.63% - 6.00%, due 07/31/26 - 06/01/56)
TRUIST BANK
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	9,000,925	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,439,907, 1.00% - 5.01%, due 07/20/50 - 05/20/55)
WELLS FARGO BANK NA
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	10,007,097	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,089, 1.13%, due 10/15/30)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	1,000,710	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,089, 1.13%, due 10/15/30)
Issued 06/05/26, repurchase date 08/04/26		3.69%		08/04/26	5,030,750	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,044, 1.13%, due 10/15/30)
WELLS FARGO SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	13,001,318	13,000,000
(Collateralized by U.S. Government Agency Securities valued at $13,520,000, 5.50%, due 07/01/53)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	51,036,196	51,000,000
(Collateralized by U.S. Government Agency Securities valued at $53,040,000, 3.00% - 6.50%, due 06/01/49 - 06/01/56)
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	38,026,970	38,000,000
(Collateralized by U.S. Government Agency Securities valued at $39,520,000, 2.00% - 5.50%, due 01/01/52 - 08/01/55)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	5,003,549	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,200,001, 5.50%, due 07/01/53)
						367,000,000
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
81

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 20.5%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	7,000,708	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,002, 0.00% - 4.63%, due 08/13/26 - 02/15/55)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,055,888	2,055,680
(Collateralized by U.S. Treasury Securities valued at $2,097,094, 3.75% - 4.63%, due 08/15/27 - 08/15/40)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,000,202	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,055, 0.13% - 3.63%, due 01/15/28 - 11/15/31)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	10,001,011	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,004, 2.75% - 4.63%, due 07/31/26 - 05/15/48)
Issued 06/29/26, repurchase date 07/06/26		3.63%		07/06/26	18,012,705	18,000,000
(Collateralized by U.S. Treasury Securities valued at $18,360,034, 0.00% - 1.88%, due 09/10/26 - 02/28/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,114, 0.13% - 4.63%, due 10/15/26 - 02/15/46)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,038, 1.25% - 4.63%, due 10/15/26 - 03/31/28)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,155, 1.88%, due 02/15/51)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	14,001,420	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,016, 0.00% - 4.63%, due 07/31/26 - 08/15/54)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	21,002,123	21,000,000
(Collateralized by U.S. Treasury Securities valued at $21,420,048, 0.63%, due 07/15/32)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,042, 2.38% - 4.38%, due 07/31/26 - 12/31/29)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	24,002,427	24,000,000
(Collateralized by U.S. Treasury Securities valued at $24,480,057, 0.50%, due 05/31/27)
See financial notes
82
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	17,001,724	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,340,142, 4.75%, due 02/15/45)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	6,000,608	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,100, 2.75%, due 05/31/29)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	14,001,420	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,007, 1.13% - 4.00%, due 02/29/28 - 01/31/33)
Issued 06/26/26, repurchase date 07/13/26		3.68%		07/13/26	3,005,213	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,081, 4.00%, due 01/31/33)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	10,001,011	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,058, 0.00% - 4.63%, due 07/15/26 - 05/15/54)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	7,000,708	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,039, 0.50% - 2.25%, due 08/31/27 - 05/15/41)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	15,001,517	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,300,015, 0.13% - 2.75%, due 07/15/26 - 11/15/47)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,063, 4.25% - 4.63%, due 05/31/33 - 02/15/40)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,177, 0.00% - 5.00%, due 08/06/26 - 05/15/56)
Issued 06/30/26, repurchase date 01/21/27		3.89%		07/07/26	3,002,269	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,127,862, 0.13% - 4.75%, due 01/15/32 - 11/15/53)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	8,000,809	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,022, 0.00% - 5.00%, due 04/15/27 - 05/15/46)
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
83

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/07/26		3.64%		07/07/26	3,002,123	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,086, 3.97%, due 10/31/27)
						190,055,680
Total Repurchase Agreements (Cost $557,055,680)						557,055,680
Total Investments in Securities (Cost $925,322,118)						925,322,118

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
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Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$368,266,438
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		557,055,680
Receivables:
Interest		2,482,989
Prepaid expenses	+	119,155
Total assets		927,924,262

Liabilities
Payables:
Fund shares redeemed		114,527
Investment adviser and administrator fees		103,761
Distributions to shareholders		453
Accrued expenses	+	113,499
Total liabilities		332,240
Net assets		$927,592,022

Net Assets by Source
Capital received from investors		$927,416,533
Total distributable earnings	+	175,489
Net assets		$927,592,022

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$927,592,022		927,413,377		$1.00

See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
85

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$28,523,624

Expenses
Investment adviser and administrator fees		1,446,082
Registration fees		87,861
Portfolio accounting fees		47,272
Custodian fees		44,395
Independent trustees’ fees		24,465
Professional fees		20,834
Shareholder reports		3,039
Transfer agent fees		541
Other expenses	+	5,862
Total expenses		1,680,351
Expense reduction	–	234,268
Net expenses	–	1,446,083
Net investment income		27,077,541

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		175,489
Increase in net assets resulting from operations		$27,253,030
See financial notes
86
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$27,077,541	$100,499,841
Net realized gains	+	175,489	15,867
Increase in net assets from operations		$27,253,030	$100,515,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,077,541 )	($100,515,292 )

TRANSACTIONS IN FUND SHARES*
Shares sold		342,768,758	1,240,848,695
Shares reinvested		17,554,713	38,471,417
Shares redeemed	+	(2,109,370,072)	(786,455,014)
Net transactions in fund shares		(1,749,046,601)	492,865,098

NET ASSETS
Beginning of period		$2,676,463,134	$2,183,597,620
Total increase (decrease)	+	(1,748,871,112)	492,865,514
End of period		$927,592,022	$2,676,463,134

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
87

Schwab Taxable Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab Prime Advantage Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund each offer two share classes: Investor Shares and Ultra Shares. Schwab Retirement Government Money Fund offers one share class. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Prime Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, and repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).
The Schwab Government Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
The Schwab U.S. Treasury Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government.
The Schwab Treasury Obligations Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.
The Schwab Retirement Government Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/ or U.S. government securities, obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
89

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with a fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2026, the following funds had investments in repurchase agreements with a value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Prime Advantage Money Fund	$174,885,750,162
Schwab Government Money Fund	55,290,367,650
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	45,144,555,547
Schwab Retirement Government Money Fund	557,055,680
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The Schwab Prime Advantage Money Fund may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
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Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Each fund, except the Schwab Retirement Government Money Fund, offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
Each fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
91

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds, except the Schwab Retirement Government Money Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares, except the Schwab Retirement Government Money Fund, are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of a fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Prime Advantage Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
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Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
Schwab Prime Advantage Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Retirement Government Money Fund	0.19%
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
93

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of June 30, 2026, as applicable:
UNDERLYING FUNDS
Schwab Government Money Fund, Ultra Shares
Schwab Balanced Fund	0.1%
Schwab MarketTrack Balanced Portfolio	0.1%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.1%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.0%*
Schwab Target 2025 Fund	0.0%*
Schwab Target 2030 Fund	0.0%*
Schwab Target 2035 Fund	0.0%*
Schwab Target 2040 Fund	0.0%*
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.0%*
Schwab VIT Growth Portfolio	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2026, the funds did not have any purchases and sales of securities with other funds managed by the investment adviser.
94
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Prime Advantage Money Fund	$379,896,861,585
Schwab Government Money Fund	88,287,431,644
Schwab U.S. Treasury Money Fund	107,622,434,432
Schwab Treasury Obligations Money Fund	71,290,183,452
Schwab Retirement Government Money Fund	925,322,118
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
95

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

6. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Prime Advantage Money Fund	$15,213,012,006	$—
Schwab Government Money Fund	3,262,676,992	19,207
Schwab U.S. Treasury Money Fund	3,665,720,103	93,305
Schwab Treasury Obligations Money Fund	2,939,695,937	100,155
Schwab Retirement Government Money Fund	100,509,702	5,590
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
96
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
97

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
98
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
99

Schwab Taxable Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Prime Advantage Money Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund, and Schwab Retirement Government Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features
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Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Money Funds
that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements and plans (including shareholder servicing fees) were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Taxable Money Funds | Semiannual Holdings and Financial Statements
101

MFR32957-21
00326943

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Municipal Money Funds

Schwab Municipal Money Fund
Investor Shares	SWTXX
Ultra Shares	SWOXX
Schwab AMT Tax-Free Money Fund
Investor Shares	SWWXX
Ultra Shares	SCTXX
Schwab California Municipal Money Fund
Investor Shares	SWKXX
Ultra Shares	SCAXX
Schwab New York Municipal Money Fund
Investor Shares	SWYXX
Ultra Shares	SNYXX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.04%*	2.47%	3.08%	3.05%	0.92%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.32%[3,4]	0.11%[4]
Total expenses	0.35%**	0.35%	0.35%	0.35%	0.35%[3]	0.35%
Net investment income (loss)	2.09%**	2.44%	3.03%	3.01%	1.07%	0.01%
Net assets, end of period (x 1,000,000)	$4,476	$4,507	$4,346	$4,003	$2,954	$1,597

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.11%*	2.63%	3.24%	3.21%	1.05%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.19%[3,4]	0.11%[4]
Total expenses	0.20%**	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Net investment income (loss)	2.24%**	2.59%	3.18%	3.14%	1.18%	0.01%
Net assets, end of period (x 1,000,000)	$14,424	$14,683	$13,210	$12,547	$11,582	$6,405

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
ALABAMA 1.6%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.77%		07/07/26	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.77%		07/07/26	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.80%		07/07/26	840,000	840,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	7,490,000	7,490,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Gas RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	13,125,000	13,125,000
Gas RB Series 2025E (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	20,375,000	20,375,000
Gas Refunding RB Series 2025D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	15,000,000	15,000,000
Gas Supply RB Series 2023B	(b)(c)(d)	2.70%		07/07/26	7,075,000	7,075,000
East Alabama Health Care Auth
Health Care Facilities Bonds Series 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	21,000,000	21,000,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	5,900,000	5,900,000
Huntsville Health Care Auth
CP		2.52%		08/06/26	20,000,000	20,000,000
CP		2.54%		09/17/26	5,995,000	5,995,000
RB Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	34,000,000	34,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	2.75%		07/07/26	36,800,000	36,800,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	2.75%		07/07/26	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	2.75%		07/07/26	47,440,000	47,440,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	2.65%		07/07/26	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	2.75%		07/07/26	15,000,000	15,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	1,245,000	1,245,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	2,500,000	2,500,000
						297,510,000
ALASKA 0.1%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	3.05%		07/01/26	5,400,000	5,400,000
Refunding RB (ExxonMobil) Series 1993B	(a)	3.05%		07/01/26	1,830,000	1,830,000
Refunding RB (ExxonMobil) Series 2001	(a)	3.05%		07/01/26	5,720,000	5,720,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	3.05%		07/01/26	6,310,000	6,310,000
						19,260,000
ARIZONA 0.9%
Arizona Health Facilities Auth
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	2.87%		07/07/26	15,693,000	15,693,000
Arizona IDA
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	965,000	965,000
Sr M/F Housing RB (The Verge at Ballpark Village) Series 2025A (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/26	6,480,000	6,480,000
Arizona IDA M/F Housing
Sr Variable Rate Demand M/F Housing RB (Sydney Village) Series 2026 (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/26	2,180,000	2,180,000
Arizona Industrial Dev Auth
Sr M/F Housing RB (Sidney Village) Series 2025A (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/26	3,560,000	3,560,000
Maricopa Cnty IDA
CP (Banner Health)		2.38%		07/08/26	40,000,000	40,000,000
CP (Banner Health)		2.48%		09/02/26	40,000,000	40,000,000
CP (Banner Health)		2.53%		10/07/26	23,129,000	23,129,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	10,500,000	10,500,000
RB (Banner Health) Series 2026C	(a)	2.65%		07/07/26	12,765,000	12,765,000
Pinal Cnty IDA
Solid Waste Disposal RB (Feenstra Investments LLC) Series 2002 (LOC: COBANK ACB)	(a)	2.82%	07/02/26	07/07/26	1,250,000	1,250,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,000,000	7,000,000
Electric System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
Electric System RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	4,505,000	4,505,000
Electric System RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,500,000	2,500,000
Electric System RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,250,000	4,250,000
						177,442,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARKANSAS 0.5%
Arkansas Development Finance Auth
RB (Green Bay Packaging Inc) Series 2025 (LOC: WELLS FARGO BANK NA)	(a)(b)	2.72%		07/07/26	102,500,000	102,500,000
CALIFORNIA 2.0%
California
GO Refunding Bonds		5.00%		08/01/26	100,000	100,163
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		2.35%		07/09/26	12,775,000	12,775,000
RB (Kaiser Permanente) Series 2004E		2.30%		08/04/26	19,500,000	19,500,000
RB (Kaiser Permanente) Series 2004K		2.30%		08/04/26	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2004K		2.38%		08/06/26	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2006D		2.35%		07/08/26	9,500,000	9,500,000
RB (Kaiser Permanente) Series 2006D		2.35%		08/06/26	3,630,000	3,630,000
RB (Kaiser Permanente) Series 2009B2		2.35%		08/05/26	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B4		2.48%		10/07/26	20,000,000	20,000,000
Los Angeles
TRAN 2026	(e)	5.00%		06/24/27	50,000,000	51,053,000
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	260,000	260,000
Sub Revenue CP Series A2&B2&C2 (LOC: BARCLAYS BANK PLC)		2.58%		08/03/26	85,000,000	85,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.76%		07/07/26	5,000,000	5,000,000
San Francisco Airport Commission
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		07/01/26	19,235,000	19,235,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	1,865,000	1,865,000
RB 2nd Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.74%		07/07/26	13,740,000	13,740,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	880,000	880,000
RB 2nd Series 2025D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	5,665,000	5,665,000
RB 2nd Series 2025D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	18,995,000	18,995,000
Refunding RB 2nd Series 2023A		5.00%		05/01/27	100,000	101,725
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Refunding RB 2nd Series 2026A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	3,680,000	3,680,000
Univ of California
CP Notes Series 2009A		2.48%		09/03/26	19,000,000	19,000,000
CP Notes Series 2009A		2.49%		09/03/26	1,000,000	1,000,000
General RB Series 2025CC (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	2,835,000	2,835,000
						371,799,888
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COLORADO 1.8%
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	1,000,000	1,000,000
Hospital RB (AdventHealth Obligated Group) Series 2019B	(f)	5.00%		11/19/26	16,920,000	17,282,926
Hospital RB (AdventHealth Obligated Group) Series 2019B		5.00%		11/19/26	1,400,000	1,424,418
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	180,000	183,711
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	1,605,000	1,629,389
Hospital Refunding RB (Children’s Hospital Colorado) Series 2026B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	17,555,000	17,555,000
RB (Intermountain Healthcare) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,360,000	3,360,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2022B	(f)	5.00%		08/17/26	350,000	351,155
RB (Intermountain Healthcare) Series 2022B		5.00%		08/17/26	2,930,000	2,939,669
RB (Intermountain Healthcare) Series 2022E	(a)	2.85%		07/01/26	845,000	845,000
RB (Intermountain Healthcare) Series 2024C	(a)	2.67%		07/07/26	12,000,000	12,000,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	13,000,000	13,000,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	2.90%		07/01/26	2,700,000	2,700,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	2.82%		07/07/26	16,325,000	16,325,000
S/F Mortgage Class I Bonds Series 2021B		0.65%		11/01/26	115,000	114,200
S/F Mortgage Class I Bonds Series 2022B		1.40%		11/01/26	150,000	149,208
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	15,000,000	15,000,000
Sales Tax Refunding RB Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	27,000,000	27,000,000
Denver
Airport System RB Series 2017A		5.00%		11/15/26	165,000	166,332
Airport System RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	1,665,000	1,665,000
Airport System RB Series 2022A		5.00%		11/15/26	1,000,000	1,008,447
Airport System RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	37,335,000	37,335,000
Airport System RB Series 2022A (LIQ: CITIBANK NA)	(b)(c)(d)	2.72%		07/07/26	20,615,000	20,615,000
Airport System RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.75%		07/07/26	3,435,000	3,435,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.05%		07/01/26	7,875,000	7,875,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.77%		07/07/26	3,240,000	3,240,000
Airport System RB Series 2022D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.75%		07/07/26	2,000,000	2,000,000
Airport System Sub RB Series 2018A		5.00%		12/01/26	4,170,000	4,208,281
Airport System Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	4,420,000	4,420,000
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.75%		07/07/26	11,185,000	11,185,000
Airport System Sub RB Series 2023B		5.00%		11/15/26	6,740,000	6,797,133
Denver SD #1
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,000,000	7,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.50%		09/02/26	32,000,000	32,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.57%		09/24/26	16,000,000	16,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.57%		10/06/26	10,000,000	10,000,000
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
Water Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018A	(a)	2.55%		07/07/26	14,200,000	14,200,000
Refunding RB Series 2018C (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	10,240,000	10,240,000
						335,114,869
CONNECTICUT 0.6%
Connecticut Health & Educational Facilities Auth
RB (Yale New Haven Health) Series 2024C1	(a)	2.73%		07/07/26	32,150,000	32,150,000
RB (Yale New Haven Health) Series 2024C2	(a)	2.50%		07/07/26	37,160,000	37,160,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2014D1		2.85%		11/15/26	100,000	99,963
Housing Mortgage Finance Bonds Series 2015A		2.85%		11/15/26	100,000	99,998
Housing Mortgage Finance Bonds Series 2017D1 & 2022B1 & 2023A (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	4,300,000	4,300,000
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	2.71%		07/07/26	6,050,000	6,050,000
Housing Mortgage Finance Bonds Series 2021B1		0.70%		11/15/26	100,000	99,155
Housing Mortgage Finance Bonds Series 2021E1		0.85%		11/15/26	200,000	198,457
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	1,865,000	1,865,000
Housing Mortgage Finance Bonds Series 2026C3 (LIQ: TD BANK NA)	(a)	2.95%		07/01/26	31,000,000	31,000,000
Housing Mortgage RB Series 2016A3 (LIQ: ROYAL BANK OF CANADA)	(a)	2.65%		07/07/26	2,800,000	2,800,000
						115,822,573
DELAWARE 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health) Series 2026 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	5,000,000	5,000,000
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	2.70%		07/07/26	5,185,000	5,185,000
						22,735,000
DISTRICT OF COLUMBIA 2.9%
Arizona IDA
RB Series 2023&2024 (LOC: PNC BANK NA)	(b)(c)(d)	2.73%		07/07/26	18,250,000	18,250,000
District of Columbia
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.50%		08/06/26	8,600,000	8,600,000
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.57%		08/06/26	202,854,000	202,854,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	42,000,000	42,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	11,720,000	11,720,000
GO Bonds Series 2024A		5.00%		08/01/26	165,000	165,320
Income Tax Secured RB 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	8,755,000	8,755,000
Income Tax Secured RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,750,000	3,750,000
Income Tax Secured Refunding RB Series 2020B		5.00%		10/01/26	175,000	176,021
Income Tax Secured Refunding RB Series 2022C		5.00%		12/01/26	240,000	242,406
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,620,000	4,620,000
RB (Childrens Hospital Obligated Group) Series 2025 (LOC: TRUIST BANK)	(a)(b)	2.75%		07/07/26	5,000,000	5,000,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.73%		07/07/26	7,735,000	7,735,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(c)	2.42%	09/02/26	11/27/26	35,000,000	35,000,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	2.70%		07/07/26	36,400,000	36,400,000
Public Utility Sub Lien Refunding RB Series 2024B1 (LIQ: TD BANK NA)	(a)	3.05%		07/01/26	15,515,000	15,515,000
Public Utility Sub Lien Refunding RB Series 2025B		5.00%		10/01/26	455,000	457,466
Metropolitan Washington Airports Auth
Airport System RB Series 2010D (LOC: TD BANK NA)	(a)	2.67%		07/07/26	750,000	750,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	2.72%		07/07/26	4,600,000	4,600,000
Airport System Refunding RB Series 2017A		5.00%		10/01/26	2,585,000	2,599,443
Airport System Refunding RB Series 2018A		5.00%		10/01/26	1,030,000	1,035,903
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%	07/02/26	07/07/26	7,725,000	7,725,000
Airport System Refunding RB Series 2019A		5.00%		10/01/26	3,145,000	3,162,882
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	2.71%		07/07/26	5,500,000	5,500,000
Airport System Refunding RB Series 2019B		5.00%		10/01/26	1,295,000	1,302,903
Airport System Refunding RB Series 2021A		5.00%		10/01/26	1,000,000	1,005,683
Airport System Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	4,960,000	4,960,000
Airport System Refunding RB Series 2021A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.05%		07/01/26	17,030,000	17,030,000
Airport System Refunding RB Series 2022A		5.00%		10/01/26	190,000	191,092
Airport System Refunding RB Series 2023A		5.00%		10/01/26	350,000	351,923
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	10,285,000	10,285,000
Airport System Refunding RB Series 2024A		5.00%		10/01/26	1,000,000	1,005,711
Airport System Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	13,600,000	13,600,000
Airport System Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	15,355,000	15,355,000
Airport System Refunding RB Series 2024A & 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	11,185,000	11,185,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport System Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.01%		07/01/26	8,000,000	8,000,000
Airport System Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	9,375,000	9,375,000
Airport System Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.72%		07/07/26	10,745,000	10,745,000
Airport System Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.16%)	(b)(c)(d)	2.83%	07/02/26	08/06/26	9,285,000	9,285,000
Airport System Refunding RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	7,375,000	7,375,000
Airport System Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.75%		07/07/26	4,580,000	4,580,000
						553,580,753
FLORIDA 5.1%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	2.74%		07/07/26	8,230,000	8,229,931
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.73%		07/07/26	3,995,000	3,995,000
Brevard County Health Facilities Auth
Hospital RB (Health First Obligated Group) Series 2026B (LOC: ROYAL BANK OF CANADA)	(a)	2.65%		07/07/26	20,000,000	20,000,000
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	2.50%		07/07/26	1,735,000	1,735,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%		07/07/26	3,445,000	3,445,000
Cape Coral
CP Series A (LOC: BANK OF AMERICA NA)		2.53%		07/15/26	14,000,000	14,000,000
CP Series A (LOC: BANK OF AMERICA NA)		2.61%		08/05/26	10,300,000	10,300,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.42%		07/07/26	35,000,000	35,000,000
Florida
Bridge Construction Bonds Series 2017A		5.00%		07/01/26	850,000	850,000
Refunding Bonds Series 2019A		5.00%		07/01/26	105,000	105,000
Refunding Bonds Series 2021B		5.00%		07/01/26	100,000	100,000
Right-of-Way Acquisition & Bridge Construction Bonds Series 2018B		5.00%		07/01/26	415,000	415,000
Florida Housing Finance Corp
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	2.76%		07/07/26	2,795,000	2,795,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	2.72%		07/07/26	1,945,000	1,945,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		07/07/26	4,100,000	4,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	2.76%		07/07/26	2,650,000	2,650,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.73%		07/07/26	4,360,000	4,360,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.73%		07/07/26	9,010,000	9,010,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.73%		07/07/26	3,300,000	3,300,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.48%		08/06/26	27,185,000	27,185,000
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		2.52%		07/09/26	44,000,000	44,000,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.75%		07/07/26	1,875,000	1,875,000
Highlands Cnty Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2025B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	54,000,000	54,000,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		07/07/26	16,410,000	16,410,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.73%		07/07/26	5,320,000	5,320,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	1,750,000	1,750,000
Health System RB (Baycare Health) Series 2020C (LOC: TD BANK NA)	(a)	2.60%		07/07/26	11,760,000	11,760,000
Health System RB (Baycare Health) Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	10,530,000	10,530,000
RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	3.03%		07/01/26	23,720,000	23,720,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.51%		08/04/26	57,000,000	57,000,000
Health Care Facilities Refunding RB (Baptist Health) Series 2017		5.00%		08/15/26	100,000	100,288
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	2.67%		07/07/26	10,530,000	10,530,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	2.71%		07/07/26	9,610,000	9,610,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	2.71%		07/07/26	12,000,000	12,000,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.35%		07/08/26	40,000,000	40,000,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.51%		07/15/26	24,000,000	24,000,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.48%		09/02/26	40,000,000	40,000,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	10,000,000	10,000,000
Water & Sewer System RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Water & Sewer System RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
Water & Sewer System RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	6,015,000	6,015,000
Water & Sewer System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,750,000	3,750,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%		07/07/26	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.72%		07/07/26	7,915,000	7,915,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty
Aviation CP Series 2026 (LOC: BANK OF AMERICA NA)		2.62%		08/05/26	16,875,000	16,875,000
Aviation CP Series 2026 (LOC: BANK OF AMERICA NA)		2.61%		10/15/26	40,000,000	40,000,000
Aviation RB Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	6,000,000	6,000,000
GO Bonds Series 2016A		5.00%		07/01/26	900,000	900,000
Seaport CP Notes Series B1&B2 (LOC: BANK OF AMERICA NA)		2.68%		07/16/26	200,000,000	200,000,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	28,775,000	28,775,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,955,000	5,955,000
Water & Sewer System RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.64%		07/07/26	4,415,000	4,415,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.64%		07/07/26	8,455,000	8,455,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.64%		07/07/26	5,880,000	5,880,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.74%		07/07/26	5,465,000	5,465,000
Sarasota Cnty Public Hospital District
Hospital RB (Sarasota Memorial Hospital) Series 2026C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	22,000,000	22,000,000
Hospital RB (Sarasota Memorial) Series 2026B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	35,000,000	35,000,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,195,000	1,195,000
Tampa International Airport
RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.03%		07/01/26	34,380,000	34,380,000
						970,205,219
GEORGIA 1.7%
Atlanta
3rd Lien Airport CP Series P1 (LOC: TD BANK NA)		2.62%		08/04/26	26,167,000	26,167,000
3rd Lien Airport CP Series Q1&2 (LOC: TRUIST BANK)		2.62%		08/04/26	14,585,000	14,585,000
3rd Lien Airport CP Series Q2 (LOC: TRUIST BANK)		2.70%		08/04/26	15,785,000	15,785,000
Airport General RB Series 2019B & 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.75%		07/07/26	13,120,000	13,120,000
Airport General RB Series 2021 B		5.00%		07/01/26	185,000	185,000
Airport General RB Series 2022B		5.00%		07/01/26	1,000,000	1,000,000
Airport General RB Series 2022B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	8,000,000	8,000,000
Airport General RB Series 2025B1 (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.73%		07/07/26	7,075,000	7,075,000
Airport General RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.01%		07/01/26	38,000,000	38,000,000
Airport General RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.03%		07/01/26	8,000,000	8,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport General RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	23,625,000	23,625,000
Airport General Refunding RB Series 2023G		5.00%		07/01/26	2,250,000	2,250,000
Airport System RB Series 2024B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.81%		07/07/26	3,810,000	3,810,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	12,615,000	12,615,000
Columbus GA
Water & Sewerage RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,220,000	2,220,000
De Kalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta Inc) Series 2019B		5.00%		07/01/26	225,000	225,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	2.70%		07/07/26	9,350,000	9,350,000
Georgia
GO Refunding Bonds Series 2016F		5.00%		07/01/26	485,000	485,000
Georgia Municipal Electric Auth
Project One BAN Series B (LOC: TD BANK NA)		2.55%		08/05/26	65,000,000	65,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	2.70%		07/07/26	2,810,000	2,810,000
Gas Supply RB Series 2023E2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.97%		07/01/26	3,750,000	3,750,000
Gas Supply RB Series 2024E (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	5,730,000	5,730,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2026B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	800,000	800,000
Sub Sales Tax Revenue CP Series 2021B (LIQ: JPMORGAN CHASE BANK NA)		2.40%		07/07/26	9,345,000	9,345,000
Sub Sales Tax Revenue CP Series 2021B (LIQ: JPMORGAN CHASE BANK NA)		2.50%		09/15/26	32,960,000	32,960,000
Piedmont Healthcare
Revenue Anticipation Certificates (Piedmont Healthcare Inc) Series 2019A	(f)	5.00%		07/01/26	8,000,000	8,010,925
						321,602,925
HAWAII 0.4%
Hawaii
Airport System RB Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%	07/02/26	07/07/26	2,155,000	2,155,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	12,000,000	12,000,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	13,775,000	13,775,000
Airport System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.01%		07/01/26	8,000,000	8,000,000
Airport System RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	12,275,000	12,275,000
Airport System RB Series 2025A & 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	7,765,000	7,765,000
Airport System RB Series 2025B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
Airport System RB Series 2025C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	2,735,000	2,735,000
Airports System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	8,000,000	8,000,000
Airports System RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.72%		07/07/26	9,335,000	9,335,000
						78,705,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDAHO 0.9%
Idaho
TAN 2026	(e)	4.00%		06/30/27	150,000,000	151,961,500
Mini-Cassia Commerce Auth
Solid Waste Disposal RB (Suntado LLC) Series 2024 (LOC: BMO BANK NA)	(a)	2.71%		07/07/26	21,000,000	21,000,000
						172,961,500
ILLINOIS 3.9%
Aurora
Development RB Series 2020 (LOC: BMO BANK NA)	(a)	2.67%		07/07/26	5,080,000	5,080,000
Chicago
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	2.73%		07/07/26	940,000	940,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	2.76%		07/07/26	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%		07/07/26	3,745,000	3,745,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%		07/07/26	5,620,000	5,620,000
OHare General Airport Sr Lien RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	2,500,000	2,500,000
OHare General Airport Sr Lien RB Series 2025E (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	5,940,000	5,940,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.71%		07/07/26	16,865,000	16,865,000
Water RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,700,000	2,700,000
Water Refunding RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,000,000	3,000,000
Chicago O’Hare International Airport
General Airport Sr Lien RB Series 2025E (LOC: WELLS FARGO BANK NA)	(b)(c)(d)	3.08%		07/01/26	4,115,000	4,115,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	3,660,000	3,660,000
Illinois
GO Bonds Series 2025E (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	12,695,000	12,695,000
GO Bonds Series 2025F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.41%		07/17/26	46,078,000	46,077,872
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.70%		07/07/26	37,660,000	37,660,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	3.00%		07/07/26	4,940,000	4,940,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	2.76%		07/07/26	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	9,390,000	9,390,000
RB (Northshore Edward Elmhurst Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.05%		07/01/26	10,000,000	10,000,000
RB (Northshore Edward Elmhurst Health) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	2,845,000	2,845,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.05%		07/01/26	44,435,000	44,435,000
RB (Northshore-Edward-Elmhurst Health) Series 2022H (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	19,420,000	19,420,000
RB (Northwestern Memorial Healthcare) Series 2017A		5.00%		07/15/26	600,000	600,518
RB (Presence Health Network) Series 2016C		5.00%		02/15/27	250,000	253,671
RB (The Carle Foundation) Series 2021C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	47,495,000	47,495,000
RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	750,000	750,000
RB (Univ of Chicago Medical Center) Series 2011B (LOC: PNC BANK NA)	(a)	2.68%		07/07/26	11,590,000	11,590,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	21,295,000	21,295,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,800,000	4,800,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	4,555,000	4,555,000
RB (Univ of Chicago) Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,005,000	3,005,000
RB Series (Gotion Illinois New Energy) 2026A (LOC: WELLS FARGO BANK NA)	(a)(b)	2.75%		07/07/26	63,000,000	63,000,000
Refunding RB (Northwestern Memorial Health) Series 2021E	(a)	2.65%		07/07/26	31,550,000	31,550,000
Refunding RB (Northwestern Memorial Healthcare) Series 2021D	(a)	2.65%		07/07/26	31,550,000	31,550,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	2.71%		07/07/26	11,730,000	11,730,000
M/F RB Series 2024E (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.71%		07/07/26	9,095,000	9,095,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022G (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,875,000	1,875,000
RB Series 2023H		3.25%		10/01/26	100,000	100,083
RB Series 2023P (LIQ: TD BANK NA)	(a)	2.60%		07/07/26	5,000,000	5,000,000
RB Series 2025D		2.95%		04/01/27	250,000	250,085
RB Series 2026C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%		07/07/26	2,730,000	2,730,000
Illinois Regional Transportation Auth
GO Bonds Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.72%		07/07/26	3,750,000	3,750,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	2,615,000	2,615,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.74%		07/07/26	1,600,000	1,600,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	3.10%		07/01/26	19,585,000	19,585,000
Wisconsin Public Finance Auth
RB (Northshore-Edward-Elmhurst Health Credit Group) Series 2022G (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	44,950,000	44,950,000
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	122,825,000	122,825,000
						731,777,229
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
INDIANA 1.6%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	3.12%		07/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	3.12%		07/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	3.12%		07/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	3.12%		07/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	3.12%		07/07/26	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	2.71%		07/07/26	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.05%		07/01/26	400,000	400,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	6,085,000	6,085,000
Health System RB (Franciscan Alliance Inc) Series 2017B		5.00%		11/01/26	100,000	100,805
Health System RB (Franciscan Alliance Inc) Series 2026E (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	5,705,000	5,705,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,645,000	2,645,000
Health System RB (Parkview Health) Series 2026B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	75,000,000	75,000,000
RB (Ascension Health) Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,430,000	2,430,000
RB (Indiana University Health) Series 2025F (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	29,000,000	29,000,000
Refunding RB (Trinity Health) Series 2008D1	(a)	2.69%		07/07/26	3,700,000	3,700,000
Refunding RB (Trinity Health) Series 2008D2		2.38%		08/06/26	16,670,000	16,670,000
Indiana Health Facility Financing Auth
Health Facilities RB (Baptist Healthcare) Series 2025C (LOC: TRUIST BANK)	(a)	2.75%		07/07/26	32,850,000	32,850,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	14,445,000	14,445,000
S/F Mortgage RB Series 2020B1		5.00%		07/01/26	235,000	235,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	6,040,000	6,040,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	17,260,000	17,260,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,000,000	7,000,000
Rush Cnty
Economic Development RB (Hulsbosch Farms LLC) Series 2025 (LOC: BMO BANK NA)	(a)	2.85%		07/07/26	8,750,000	8,750,000
						292,315,805
IOWA 2.1%
Iowa Finance Auth
Demand Solid Waste Disposal RB Series 2025 (LOC: COBANK ACB)	(a)	2.71%		07/07/26	8,000,000	8,000,000
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	7,945,000	7,945,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	2.71%		07/07/26	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	2.71%		07/07/26	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	2.75%		07/07/26	5,940,000	5,940,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Associated Milk Producers Inc) Series 2024 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.82%		07/07/26	7,000,000	7,000,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	2.71%		07/07/26	61,000,000	61,000,000
Sewage Facilities RB (Cargill Inc) Series 2024	(a)	2.71%		07/07/26	61,000,000	61,000,000
Solid Waste Disposal RB (Chevron Corp) Series 2024	(a)	3.10%		07/01/26	50,400,000	50,400,000
Solid Waste Disposal RB (Homeland Energy Solutions LLC) Series 2025 (LOC: AGRIBANK FCB)	(a)	2.71%		07/07/26	30,000,000	30,000,000
Solid Waste Disposal RB (Homeland Energy Solutions) Series 2026 (LOC: AGRIBANK FCB)	(a)	2.71%		07/07/26	16,500,000	16,500,000
						386,932,000
KANSAS 0.7%
Edwards Cnty
Solid Waste Disposal RB Series 2024A (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.85%		07/07/26	50,000,000	50,000,000
Ford Cnty
Solid Waste Disposal RB Series 2024A (LOC: COBANK ACB)	(a)	2.85%		07/07/26	8,800,000	8,800,000
Hamilton Cnty
Solid Waste Disposal RB (RC Geven Farms LLC) Series 2024A (LOC: COBANK ACB)	(a)	2.85%		07/07/26	9,850,000	9,850,000
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	7,000,000	7,000,000
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	15,000,000	15,000,000
Pawnee Cnty Kansas Solid Waste Disposal
Solid Waste Disposal RB (ILS Feeders) Series 2025 (LOC: COBANK ACB)	(a)	2.85%		07/07/26	12,500,000	12,500,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	2.71%		07/07/26	25,800,000	25,800,000
						128,950,000
KENTUCKY 1.8%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.80%	07/01/26	07/07/26	26,420,000	26,420,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	2.83%	07/02/26	07/07/26	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	2.83%		07/07/26	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	2.70%		07/07/26	4,400,000	4,400,000
Kentucky Bond Dev Corp
Hospital RB (Baptist Healthcare) Series 2025B (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	44,100,000	44,100,000
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	26,750,000	26,750,000
Kentucky Economic Development Finance Auth
RB (CommonSpirit Health) Series 2025 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	11,040,000	11,040,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	19,720,000	19,720,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	24,580,000	24,580,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	4,170,000	4,170,000
Sewer & Drainage System RB Series 2023C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,500,000	3,500,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		2.54%		07/01/26	5,000,000	5,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		2.51%		08/04/26	20,000,000	20,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.53%		07/01/26	100,597,000	100,597,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.53%		08/19/26	15,000,000	15,000,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2022A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Gas Supply RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	3,125,000	3,125,000
Gas Supply Refunding RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
						330,402,000
LOUISIANA 0.3%
Caddo-Bossier Parishes Port Commission
RB (Oakley Louisiana Inc) Series 1998 (LOC: BANK OF AMERICA NA)	(a)	2.82%		07/07/26	460,000	460,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.85%		07/07/26	2,520,000	2,520,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: TD BANK NA)	(a)	2.69%		07/07/26	17,250,000	17,250,000
RB (Chevron Inc) Series 2024	(a)	3.10%		07/01/26	35,995,000	35,995,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.85%		07/07/26	2,325,000	2,325,000
						58,550,000
MAINE 0.5%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	2.72%		07/07/26	25,300,000	25,300,000
Mortgage Purchase Bonds Series 2020F		0.95%		11/15/26	185,000	183,805
Mortgage Purchase Bonds Series 2022A		0.85%		11/15/26	200,000	198,422
Mortgage Purchase Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)	2.73%		07/07/26	69,865,000	69,865,000
Mortgage Purchase Bonds Series 2023C		2.90%		11/15/26	250,000	250,110
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mortgage Purchase Bonds Series 2023E		3.55%		11/15/26	465,000	466,497
Mortgage Purchase Bonds Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	780,000	780,000
						97,043,834
MARYLAND 0.8%
Maryland
GO Bonds 1st Series 2019 & 2020A (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	10,000,000	10,000,000
GO Bonds 2nd Series 2018		5.00%		08/01/26	1,215,000	1,217,399
GO Bonds 2nd Series 2020A		5.00%		08/01/26	360,000	360,629
GO Refunding Bonds 1st Series 2015B		4.00%		08/01/26	150,000	150,133
GO Refunding Bonds 1st Series B		5.00%		08/01/26	6,745,000	6,759,106
GO Refunding Bonds 2nd Series 2017B		5.00%		08/01/26	2,555,000	2,560,305
Maryland Community Development Administration
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	5,725,000	5,725,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	7,200,000	7,200,000
Maryland Economic Development Corp
RB (Linemark Printing) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.92%		07/07/26	3,595,000	3,595,000
Maryland Health & Higher Educational Facilities Auth
RB (LifeBridge Health) Series 2015 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.08%		07/01/26	8,750,000	8,750,000
RB (Luminis Health) Series 2026B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	5,000,000	5,000,000
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	16,700,000	16,700,000
RB Series 1985B (LOC: TD BANK NA)	(a)	2.60%		07/07/26	20,000	20,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	2.73%		07/07/26	4,595,000	4,595,000
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.53%		08/19/26	10,000,000	10,000,000
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.53%		09/03/26	54,000,000	54,000,000
RB (Trinity Health) Series 2013MD	(c)	2.53%		09/01/26	20,000,000	20,000,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	2.90%		07/01/26	1,005,000	1,005,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	3.05%		07/01/26	830,000	830,000
						158,467,572
MASSACHUSETTS 2.4%
Bedford
GO BAN		4.00%		04/09/27	20,360,241	20,599,684
Massachusetts
GO Bonds Series 2019G		5.00%		09/01/26	400,000	401,409
GO Bonds Series 2020D		5.00%		07/01/26	500,000	500,000
GO Bonds Series 2023D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	3,495,000	3,495,000
GO Refunding Bonds Series 2015A (ESCROW)		5.00%		07/01/26	1,255,000	1,255,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016A		5.00%		07/01/26	2,775,000	2,775,000
GO Refunding Bonds Series 2016B		5.00%		07/01/26	520,000	520,000
GO Refunding Bonds Series 2017E		5.00%		11/01/26	360,000	362,742
GO Refunding Bonds Series 2021A		5.00%		09/01/26	300,000	301,063
Massachusetts Bay Transportation Auth
CP Series E (LIQ: TD BANK NA)		2.60%		07/01/26	40,325,000	40,325,000
Sales Tax CP Series A (LIQ: TD BANK NA)		2.58%		10/14/26	28,360,000	28,360,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.52%		07/01/26	15,000,000	15,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.48%		09/01/26	11,500,000	11,500,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.48%		09/02/26	25,000,000	25,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.55%		09/16/26	10,000,000	10,000,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/26	4,825,000	4,825,000
Sr Sales Tax Bonds Series 2023A1		5.00%		07/01/26	150,000	150,000
Sr Sales Tax Bonds Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		07/01/26	2,570,000	2,570,000
Sr Sales Tax Bonds Series 2025B (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	2.85%	07/02/26	08/06/26	10,000,000	10,000,000
Sub Sales Tax Bonds Series 2020B1		5.00%		07/01/26	215,000	215,000
Sub Sales Tax Bonds Series 2021A1		5.00%		07/01/26	205,000	205,000
Massachusetts Development Finance Agency
RB (Boston Children’s Hospital) Series 2024U1 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	1,100,000	1,100,000
RB (Boston Children’s Hospital) Series 2024U2 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	390,000	390,000
RB (Boston Univ) Series 2025A		2.35%		07/07/26	26,400,000	26,400,000
RB (Boston Univ) Series 2025A		2.53%		09/02/26	33,016,000	33,016,000
RB (Boston Univ) Series 2025A		2.48%		10/07/26	40,850,000	40,850,000
RB (Children’s Hospital) Series V 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	88,050,000	88,050,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	9,900,000	9,900,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%	07/02/26	07/07/26	5,050,000	5,050,000
RB (Dana-Farber Cancer Institute) Series 2026Q (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.85%		07/01/26	4,450,000	4,450,000
RB (Dana-Farber Cancer Institute) Series 2026Q (LOC: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	22,160,000	22,160,000
RB (Mass General Brigham) Series 2020A2		5.00%		07/01/26	505,000	505,000
RB (Partners HealthCare System) Series 2017S1		5.00%		07/01/26	800,000	800,000
RB Series 2026Q (LOC: BARCLAYS BANK PLC)	(b)(c)(d)	2.97%		08/11/26	2,520,000	2,520,000
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: TD BANK NA)	(a)(b)	2.90%		07/01/26	55,000	55,000
Massachusetts HFA
Housing Bonds Series 2021A1		0.75%		12/01/26	215,000	213,085
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	1,235,000	1,235,000
RB Series 2019B		5.00%		07/01/26	160,000	160,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,810,000	2,810,000
Massachusetts S/F HFA
S/F Housing RB Series 220		5.00%		12/01/26	110,000	110,978
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Water Resources Auth
General RB Series 2021B		5.00%		08/01/26	245,000	245,422
General RB Series 2023B		5.00%		08/01/26	145,000	145,234
General RB Series 2024B		5.00%		08/01/26	1,270,000	1,272,261
General Refunding RB Series 2007B		5.25%		08/01/26	120,000	120,240
Water CP Series 2016 (LOC: TD BANK NA)		2.40%		07/08/26	25,200,000	25,200,000
						445,118,118
MICHIGAN 2.1%
Eastern Michigan Univ
General RB Series 2025B (LOC: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	5,370,000	5,370,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(c)	2.53%		09/01/26	9,000,000	9,000,000
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	7,775,000	7,775,000
Hospital RB (Trinity Health) Series 2016MI1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.72%		07/07/26	21,500,000	21,500,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.72%	07/02/26	07/07/26	1,825,000	1,825,000
Hospital Refunding RB (Trinity Health) Series 2017MIA		5.00%		12/01/26	1,620,000	1,635,951
State Aid Revenue Notes Series 2025A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/26	10,375,000	10,405,969
Michigan HDA
Rental Housing RB Series 2000A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.75%		07/07/26	12,260,000	12,260,000
Rental Housing RB Series 2002A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.71%		07/07/26	30,375,000	30,375,000
Rental Housing RB Series 2015A		3.40%		10/01/26	165,000	165,049
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.72%		07/07/26	4,800,000	4,800,000
Rental Housing RB Series 2018C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.72%		07/07/26	50,000,000	50,000,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	4,355,000	4,355,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	7,500,000	7,500,000
Rental Housing RB Series 2025A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	4,585,000	4,585,000
Rental Housing RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	12,000,000	12,000,000
S/F Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.72%		07/07/26	41,895,000	41,895,000
S/F Mortgage RB Series 2007F (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.72%		07/07/26	8,585,000	8,585,000
S/F Mortgage RB Series 2022B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.77%		07/07/26	15,000,000	15,000,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	7,215,000	7,215,000
S/F Mortgage RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.05%		07/01/26	3,135,000	3,135,000
S/F Mortgage RB Series 2025C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,625,000	2,625,000
S/F Mortgage RB Series 2025C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.93%		07/01/26	2,700,000	2,700,000
S/F Mortgage RB Series 2026A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	3,500,000	3,500,000
Michigan Hospital Finance Auth
Refunding RB Series 2008C		5.00%		12/01/26	175,000	176,740
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan Strategic Fund
RB (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	2.85%		07/07/26	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	2.75%		07/07/26	31,045,000	31,045,000
Solid Waste Disposal RB (Chevron) Series 2024	(a)	3.10%		07/01/26	20,150,000	20,150,000
Univ of Michigan
CP Notes Series L1		2.59%		07/16/26	7,935,000	7,935,000
CP Notes Series L1		2.50%		07/22/26	23,290,000	23,290,000
CP Notes Series L1		2.53%		08/19/26	15,525,000	15,525,000
Extendible CP Notes Series L2	(c)	2.64%	07/16/26	03/22/27	8,000,000	8,000,000
General RB Series 2009B		2.40%		07/08/26	18,250,000	18,250,000
						400,963,709
MINNESOTA 2.1%
Chippewa Cnty Solid Waste Disposal
Solid Waste Disposal RB (Riverview LLP) Series 2025 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	8,675,000	8,675,000
Solid Waste Disposal RB (Riverview LLP) Series 2026 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	8,990,000	8,990,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	2.85%		07/07/26	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	20,000,000	20,000,000
Hennepin Cnty
GO CP Certificates Series A&B&C		2.51%		10/06/26	10,400,000	10,400,000
GO CP Certificates Series C		2.38%		07/07/26	30,000,000	30,000,000
GO CP Certificates Series C		2.45%		08/05/26	15,000,000	15,000,000
GO CP Certificates Series C		2.50%		09/03/26	12,100,000	12,100,000
Minnesota Agri & Eco Dev Brd
Solid Waste & Recovery (Spectro Alloys) RB Series 2026 (LOC: NATIXIS SA)	(a)	2.85%		07/07/26	9,045,000	9,045,000
Solid Waste Disposal RB (Spectro Alloys) Series 2024 (LOC: NATIXIS SA)	(a)	2.85%		07/07/26	10,755,000	10,755,000
Solid Waste Disposal RB (Spectro Alloys) Series 2025 (LOC: NATIXIS SA)	(a)	2.85%		07/07/26	4,375,000	4,375,000
Minnesota HFA
Rental Housing Bonds Series 2025C		4.00%		02/01/27	500,000	500,555
Rental Housing RB Series 2025A2		3.35%		02/01/27	200,000	200,000
Residential Housing Finance Bonds Series 2021E		0.95%		07/01/26	425,000	425,000
Minnesota Municipal Gas Agency
Gas RB Series 2026A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.00%		07/01/26	5,625,000	5,625,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	2.75%		07/07/26	7,500,000	7,500,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	20,000,000	20,000,000
Otter Tail Cnty
IDRB (Bongards’ Creameries Project) Series 2026 (LOC: COBANK ACB)	(a)(b)	2.85%		07/07/26	8,990,000	8,990,000
IDRB (Bongards Creameries) Series 2025 (LOC: COBANK ACB)	(a)(b)	2.85%		07/07/26	8,670,000	8,670,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	2.55%		07/07/26	55,295,000	55,295,000
Health Care Facilities RB (Mayo Clinic) Series 2011		2.43%		07/21/26	65,000,000	65,000,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.55%		08/03/26	39,000,000	39,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		07/07/26	5,165,000	5,165,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	20,000,000	20,000,000
						391,715,555
MISSISSIPPI 0.1%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	3.05%		07/01/26	1,700,000	1,700,000
IDRB (Chevron) Series 2007B	(a)	3.00%		07/01/26	600,000	600,000
IDRB (Chevron) Series 2007E	(a)	3.00%		07/01/26	4,920,000	4,920,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.80%		07/07/26	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.80%		07/07/26	4,660,000	4,660,000
Mississippi Home Corp S/F Mortgage
S/F Mortgage RB Series 2019B		1.75%		12/01/26	100,000	99,658
S/F Mortgage RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	6,250,000	6,250,000
						23,229,658
MISSOURI 1.0%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.48%		07/07/26	8,584,000	8,584,000
Health Facilities RB (BJC Health System) Series 2008E	(a)	2.64%		07/07/26	19,300,000	19,300,000
Health Facilities RB (BJC Health System) Series 2021B1	(a)	2.70%		07/07/26	67,160,000	67,160,000
Health Facilities RB (BJC Health System) Series 2021B3	(a)	2.65%		07/07/26	39,820,000	39,820,000
Health Facilities RB (BJC Health System) Series 2026B	(a)	2.66%		07/07/26	18,500,000	18,500,000
Health Facilities RB (BJC Health) Series 2008C	(a)	2.68%		07/07/26	4,140,000	4,140,000
Health Facilities RB (BJC Health) Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,950,000	2,950,000
Health Facilities RB (CoxHealth) Series 2008BC (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	13,330,000	13,330,000
Health Facilities RB (Saint Luke’s Health System) Series 2020		5.00%		11/15/26	150,000	151,194
Health Facilities Refunding RB (BJC Health) Series 2008A	(a)	2.65%		07/07/26	2,800,000	2,800,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,830,000	7,830,000
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		07/07/26	4,235,000	4,235,000
						188,800,194
NEBRASKA 0.6%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	655,000	655,000
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%	07/02/26	07/07/26	4,435,000	4,435,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2020B		1.35%		09/01/26	190,000	189,557
S/F Housing RB Series 2021A		0.70%		09/01/26	445,000	443,461
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,225,000	2,225,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
S/F Housing RB Series 2026C		2.85%		09/01/26	255,000	255,107
S/F Housing RB Series 2026D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,000,000	3,000,000
SF Housing RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,405,000	3,405,000
Omaha Public Power District
CP		2.60%		07/02/26	15,000,000	15,000,000
CP		2.55%		07/15/26	5,000,000	5,000,000
CP		2.55%		07/20/26	7,500,000	7,500,000
CP		2.60%		08/04/26	3,750,000	3,750,000
CP		2.54%		10/08/26	10,000,000	10,000,000
Electric System RB Series 2026A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	10,000,000	10,000,000
Electric System RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,750,000	4,750,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	2.71%		07/07/26	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	2.70%		07/07/26	6,500,000	6,500,000
RB (Cargill) Series 2019	(a)	2.71%		07/07/26	32,000,000	32,000,000
						117,988,125
NEVADA 0.8%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	2.80%		07/07/26	107,020,000	107,020,000
Airport System Sub Lien RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	(a)	2.70%		07/07/26	550,000	550,000
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.70%		07/07/26	845,000	845,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	5,615,000	5,615,000
Water LT GO Bonds Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	2.84%	07/02/26	08/27/26	4,595,000	4,595,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.75%		07/07/26	7,715,000	7,715,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.75%		07/07/26	7,965,000	7,965,000
M/F Housing RB (Skyline Flats) Series 2025 (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/26	1,500,000	1,500,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.75%		07/07/26	13,100,000	13,100,000
						148,905,000
NEW HAMPSHIRE 0.8%
National Fin Auth
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(a)	2.75%		07/07/26	62,200,000	62,200,000
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.70%		07/07/26	16,000,000	16,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.71%		07/07/26	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	2.71%		07/07/26	45,000,000	45,000,000
						153,200,000
NEW JERSEY 2.4%
BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.83%		07/07/26	239,600,000	239,600,000
Hudson Cnty Improvement Auth
Pooled Notes Series 2026B1		4.00%		06/11/27	12,150,000	12,304,427
Lacey Township
BAN Series 2026		3.50%		05/03/27	15,000,000	15,126,351
Linden
BAN 2026		4.00%		06/10/27	22,594,000	22,880,338
Mercer Cnty
BAN 2026A		4.00%		03/29/27	40,000,000	40,447,234
Monroe Township
BAN 2026		3.75%		05/27/27	15,000,000	15,154,619
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.70%		07/07/26	5,180,000	5,180,000
Ocean Township
BAN 2025		3.50%		08/18/26	12,979,000	12,991,956
Paramus NJ
GO BAN		4.00%		04/29/27	20,000,000	20,242,096
Plainsboro Township
BAN 2025		4.00%		07/23/26	10,000,000	10,005,967
Ridgewood
BAN 2025		4.00%		10/08/26	31,000,000	31,111,591
Somers Point
BAN 2025		3.75%		08/26/26	10,600,000	10,616,944
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tenafly
BAN		3.50%		05/20/27	20,000,000	20,155,217
						455,816,740
NEW YORK 10.5%
Ardsley UFSD
BAN 2026		4.00%		06/02/27	29,562,837	29,936,757
Arizona IDA
RB (Zeta Charter Schools-New York City Project) Series 2024A (LOC: PNC BANK NA)	(b)(c)(d)	2.73%		07/07/26	6,750,000	6,750,000
Baldwinsville CSD
BAN 2025B		4.00%		07/17/26	35,100,000	35,114,171
Croton Harmon UFSD
BAN 2026A		4.00%		06/25/27	29,510,826	29,889,612
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	18,261,100	18,313,620
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	2,855,000	2,855,000
Eastport South Manor CSD
BAN Series 2026		3.50%		05/20/27	10,000,000	10,081,945
Farmingdale
BAN 2025B		3.25%		09/24/26	11,850,000	11,869,372
Fayetteville-Manlius CSD
BAN 2025B		4.00%		07/16/26	12,440,000	12,443,809
Glen Cove SD
BAN 2026		4.00%		06/24/27	19,852,621	20,108,676
Grand Island
BAN 2025		4.00%		10/02/26	22,000,000	22,090,360
Hauppauge UFSD
BAN 2026B		4.00%		06/24/27	22,000,000	22,270,805
Hilton CSD
BAN 2026		4.00%		06/25/27	24,500,000	24,807,240
Ithaca CSD
BAN 2025		4.00%		07/10/26	15,680,000	15,683,638
BAN 2026	(e)	4.00%		07/09/27	17,730,000	17,952,511
Katonah-Lewisboro UFSD
BAN 2026A		3.75%		06/02/27	16,340,000	16,505,610
Long Island Power Auth
Electric System General RB Series 2015GR1 (LOC: TD BANK NA)		2.53%		08/06/26	5,000,000	5,000,000
Electric System General RB Series 2015GR6 (LOC: BARCLAYS BANK PLC)		2.53%		08/06/26	12,950,000	12,950,000
Mahopac CSD
BAN 2025		3.75%		07/24/26	18,900,000	18,909,361
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	410,000	410,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2b (LOC: BANK OF AMERICA NA)	(a)	2.65%		07/07/26	23,000,000	23,000,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.05%		07/01/26	11,400,000	11,400,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	2.90%		07/01/26	775,000	775,000
Middletown City SD
BAN 2025		3.25%		12/02/26	22,937,489	23,002,508
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	10,565,000	10,565,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	2.78%		07/07/26	2,820,000	2,820,000
New York City
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	2.65%		07/07/26	5,175,000	5,175,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	5,950,000	5,950,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	2.95%		07/01/26	3,140,000	3,140,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	11,335,000	11,335,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	615,000	615,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.95%		07/01/26	88,000,000	88,000,000
GO Bonds Fiscal 2017 Series C		5.00%		08/01/26	955,000	956,897
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	39,170,000	39,170,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.00%		07/01/26	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	2.90%		07/01/26	2,330,000	2,330,000
GO Bonds Fiscal 2019 Series A		5.00%		08/01/26	255,000	255,412
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.05%		07/01/26	40,140,000	40,140,000
GO Bonds Fiscal 2021 Series A1		5.00%		08/01/26	3,500,000	3,507,595
GO Bonds Fiscal 2022 Series C		5.00%		08/01/26	260,000	260,510
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.05%		07/01/26	9,100,000	9,100,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.05%		07/01/26	12,115,000	12,115,000
GO Bonds Fiscal 2023 Series A1		5.00%		09/01/26	200,000	200,797
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	2.90%		07/01/26	975,000	975,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	8,100,000	8,100,000
GO Bonds Fiscal 2025 Series F		5.00%		08/01/26	4,000,000	4,008,398
GO Bonds Fiscal 2025 Series G1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	3,080,000	3,080,000
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	32,700,000	32,700,000
GO Bonds Fiscal 2026 Series A2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	14,000,000	14,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2026 Series C1		5.00%		02/01/27	200,000	202,654
GO Bonds Fiscal 2026 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	14,335,000	14,335,000
GO Bonds Fiscal 2026 Series H2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	900,000	900,000
GO Bonds Fiscal 2026 Series H3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	25,000,000	25,000,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	9,770,000	9,770,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.70%		07/07/26	62,290,000	62,290,000
M/F Housing RB Series 2021F3 (LIQ: ROYAL BANK OF CANADA)	(a)	2.67%		07/07/26	12,900,000	12,900,000
M/F Housing RB Series 2022 A&C1&E2 (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	8,205,000	8,205,000
M/F Housing RB Series 2022F2A	(f)	3.40%		12/22/26	250,000	250,010
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	2.65%		07/07/26	5,500,000	5,500,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	2.55%		07/07/26	5,960,000	5,960,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.70%		07/07/26	24,615,000	24,615,000
M/F Housing RB Series 2024F1A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,000,000	2,000,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,265,000	4,265,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	12,090,000	12,090,000
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.80%		07/07/26	30,000,000	30,000,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.65%		07/07/26	20,900,000	20,900,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	8,750,000	8,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	8,795,000	8,795,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	3,165,000	3,165,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	7,500,000	7,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series BB (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	4,300,000	4,300,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series CC (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	19,325,000	19,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	11,455,000	11,455,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,600,000	3,600,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.05%		07/01/26	8,470,000	8,470,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	14,985,000	14,985,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%		07/07/26	9,075,000	9,075,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	2.90%		07/01/26	8,500,000	8,500,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.00%		07/01/26	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	5,600,000	5,600,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.05%		07/01/26	10,415,000	10,415,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	1,500,000	1,500,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.00%		07/01/26	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	1,950,000	1,950,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	2,885,000	2,885,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	12,700,000	12,700,000
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.00%		07/01/26	79,035,000	79,035,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	3,520,000	3,520,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	17,975,000	17,975,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	22,025,000	22,025,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	624,481	624,481
Future Tax Secured Sub Bonds Fiscal 2025 Series C3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.66%		07/07/26	9,300,000	9,300,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	7,500,000	7,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series E		5.00%		11/01/26	100,000	100,788
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,975,000	2,975,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	420,000	420,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H2 (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	17,520,000	17,520,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	8,735,000	8,735,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,125,000	3,125,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	485,000	485,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	14,000,000	14,000,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	5,000,000	5,000,000
RB (Memorial Sloan-Kettering Cancer Center) Series 2025-1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	1,810,000	1,810,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	8,230,000	8,230,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	1,445,000	1,445,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	6,175,000	6,175,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	4,810,000	4,810,000
State Personal Income Tax RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	3,750,000	3,750,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	6,705,000	6,705,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	12,900,000	12,900,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	1,635,000	1,635,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.07%		07/07/26	9,300,000	9,300,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.75%		07/07/26	36,800,000	36,800,000
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.00%		07/01/26	12,650,000	12,650,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.85%		07/07/26	27,425,000	27,425,000
Housing RB (42nd & 10th) Series 2007A (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/07/26	16,000,000	16,000,000
Housing RB (42nd & 10th) Series 2010A (LOC: BARCLAYS BANK PLC)	(a)	2.70%		07/07/26	10,225,000	10,225,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.85%		07/07/26	1,730,000	1,730,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.65%		07/07/26	7,200,000	7,200,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	2.55%		07/07/26	500,000	500,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.82%		07/07/26	2,350,000	2,350,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.70%		07/07/26	26,000,000	26,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	2.75%		07/07/26	5,000,000	5,000,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.72%		07/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	13,520,000	13,520,000
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	5,335,000	5,335,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,835,000	2,835,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	7,670,000	7,670,000
State Personal Income Tax RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	8,250,000	8,250,000
State Personal Income Tax RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	5,000,000	5,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%		07/07/26	2,760,000	2,760,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Colonie CSD
GO BAN 2026		3.75%		06/25/27	16,000,000	16,159,258
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.72%		07/07/26	3,000,000	3,000,000
Orchard Park CSD
BAN 2026		4.00%		04/30/27	11,986,016	12,147,406
Port Auth of New York & New Jersey
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.72%		07/07/26	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.71%		07/07/26	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	8,440,000	8,440,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	495,000	495,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	800,000	800,000
Consolidated Bonds 248th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,000,000	2,000,000
Riverhead NY
BAN 2026A		3.25%		02/19/27	18,500,000	18,608,412
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	2,865,000	2,865,000
Southold
BAN 2025		3.25%		09/18/26	17,840,345	17,866,486
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	25,000,000	25,023,054
Syosset CSD
BAN 2026		3.25%		04/23/27	29,000,000	29,199,666
Triborough Bridge & Tunnel Auth
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	1,335,000	1,335,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	950,000	950,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	4,030,000	4,030,000
General RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	7,910,000	7,910,000
General Refunding RB Series 2023A		5.00%		11/15/26	125,000	126,103
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	17,570,000	17,570,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	530,000	530,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.71%		07/07/26	1,250,000	1,250,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	19,155,000	19,155,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,945,000	2,945,000
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.05%		07/01/26	1,000,000	1,000,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	1,665,000	1,665,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,305,000	5,305,000
Sales Tax RB Series 2024A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.07%		07/01/26	2,680,000	2,680,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,100,000	2,100,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,715,000	1,715,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	30,000,000	30,075,674
Valley CSD
BAN 2026		4.00%		06/17/27	11,200,000	11,346,908
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.79%		07/07/26	1,775,000	1,775,000
Yorktown CSD
BAN 2026		4.00%		06/22/27	13,645,000	13,821,338
						1,978,601,842
NORTH CAROLINA 0.4%
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	2.71%		07/07/26	15,000,000	15,000,000
Holly Springs
Enterprise Systems RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,165,000	3,165,000
North Carolina
GO Bonds Series 2019B (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	20,000,000	20,000,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (FirstHealth of the Carolinas) Series 2017D (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	3,245,000	3,245,000
Wisconsin Public Finance Auth
RB (Charlotte-Mecklenburg) Series 2018C & 2018E (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%	07/02/26	07/07/26	20,000,000	20,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	2.93%	07/02/26	07/07/26	7,000,000	7,000,000
						68,410,000
NORTH DAKOTA 0.1%
Pembina Cnty
Solid Waste Disposal RB (American Crystal Sugar Company) Series 2025 (LOC: COBANK ACB)	(a)(b)	2.85%		07/07/26	14,750,000	14,750,000
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	2.73%		07/07/26	2,065,000	2,065,000
						16,815,000
OHIO 3.3%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran) Series 2013A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	2,355,000	2,355,000
RB (Concordia Lutheran) Series 2018B (LOC: TRUIST BANK)	(a)	2.67%		07/07/26	6,025,000	6,025,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	6,675,000	6,675,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025C (LOC: PNC BANK NA)	(a)	2.68%		07/07/26	30,080,000	30,080,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025D (LOC: TRUIST BANK)	(a)	2.95%		07/01/26	22,000,000	22,000,000
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(a)	2.95%		07/01/26	9,245,000	9,245,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	2.85%		07/07/26	15,040,000	15,040,000
Airport RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	2,500,000	2,500,000
Cuyhoga Cnty
LT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	8,000,000	8,000,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,810,000	2,810,000
Hospital Facilities RB (OhioHealth) Series 2018C	(a)	2.70%		07/07/26	34,775,000	34,775,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	(a)	2.70%		07/07/26	1,390,000	1,390,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009B (LIQ: BARCLAYS BANK PLC)	(a)	2.70%		07/07/26	10,300,000	10,300,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(a)	2.70%		07/07/26	25,860,000	25,860,000
Hospital RB (Nationwide Childrens Hospital) Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.70%		07/07/26	42,665,000	42,665,000
Hospital Refunding RB (Nationwide Children’s Hospital) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	17,100,000	17,100,000
RB (Trinity Health) Series 2013OH	(f)	2.45%		08/03/26	20,000,000	20,000,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	4,775,000	4,775,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	10,575,000	10,575,000
Nationwide Children’s Hospital
Variable Rate Demand Hospital RB (Nationwide Childrens Hospital) Series 2025B2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	3,400,000	3,400,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	3,800,000	3,800,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	6,000,000	6,000,000
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	2.65%		07/07/26	1,580,000	1,580,000
Residential Mortgage RB Series 2016J (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.75%		07/07/26	12,340,000	12,340,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.65%		07/07/26	5,325,000	5,325,000
Residential Mortgage RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,470,000	5,470,000
Residential Mortgage RB Series 2025A		6.00%		09/01/26	215,000	216,098
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,300,000	2,300,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.52%		10/09/26	14,000,000	14,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.58%		10/22/26	6,150,000	6,150,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.50%		09/15/26	30,000,000	30,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.52%		10/09/26	24,500,000	24,500,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.58%		10/22/26	17,495,000	17,495,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	20,000,000	20,000,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2026B		2.42%		07/16/26	15,200,000	15,200,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2026B		2.42%		08/04/26	20,000,000	20,000,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D2	(a)	2.80%		07/07/26	26,140,000	26,140,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	2.71%		07/07/26	75,000,000	75,000,000
Ohio Water Development Auth
Fresh Water Revenue CP (LIQ: TD BANK NA)		2.37%		07/06/26	35,000,000	35,000,000
Fresh Water Revenue CP (LIQ: TD BANK NA)		2.43%		08/04/26	25,000,000	25,000,000
						624,956,098
OKLAHOMA 0.3%
Oklahoma Capitol Improvement Auth
State Highways Capital Improvement Refunding RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,165,000	3,165,000
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	16,205,000	16,205,000
Oklahoma Water Utilities Trust
CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.50%		08/11/26	8,000,000	8,000,000
CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		08/11/26	30,000,000	30,000,000
						57,370,000
OREGON 0.6%
Bend La Pine Administrative SD #1
GO Bonds Series 2019 (GTY: OREGON (STATE OF)) (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	4,515,000	4,515,000
Oregon
GO Bonds Series 2023F		5.00%		08/01/26	225,000	225,456
GO Bonds Series 2023G		5.00%		08/01/26	240,000	240,408
GO Refunding Bonds Series 2021H		1.00%		08/01/26	1,330,000	1,328,423
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.73%		07/07/26	16,000,000	16,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.20%		07/07/26	1,405,000	1,405,000
Port of Portland Airport
Airport RB Series 27A		5.00%		07/01/26	105,000	105,000
Airport RB Series 28		5.00%		07/01/26	3,625,000	3,625,000
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	7,015,000	7,015,000
Airport RB Series 28 & 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.03%		07/01/26	11,210,000	11,210,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	2.71%		07/07/26	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	5,640,000	5,640,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.77%		07/07/26	9,375,000	9,375,000
Airport RB Series 29 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	3,160,000	3,160,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.77%		07/07/26	4,195,000	4,195,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport RB Series 29 & 30A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	3,905,000	3,905,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.05%		07/01/26	4,245,000	4,245,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	3,335,000	3,335,000
Airport RB Series 30A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.77%		07/07/26	2,980,000	2,980,000
Airport Refunding RB Series 26C		5.00%		07/01/26	1,240,000	1,240,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.70%		07/07/26	14,750,000	14,750,000
Portland Housing Auth
M/F Housing RB (Civic Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.73%		07/07/26	7,800,000	7,800,000
						118,244,287
PENNSYLVANIA 2.1%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran) Series 2016A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	21,155,000	21,155,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	3,785,000	3,785,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	11,780,000	11,780,000
Butler Cnty IDA
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	4,220,000	4,220,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	2.73%		07/07/26	6,885,000	6,885,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.77%		07/07/26	12,520,000	12,520,000
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.87%		07/07/26	540,000	540,000
Dauphin Cnty General Auth
Health System RB (Pinnacle Health System) Series 2016B (LOC: PNC BANK NA)	(a)	2.68%		07/07/26	43,235,000	43,235,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(a)	2.60%		07/07/26	1,475,000	1,475,000
Local Gov’t RB Series 2024B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	18,600,000	18,600,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.77%		07/07/26	3,925,000	3,925,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%		07/07/26	2,000,000	2,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.75%		07/07/26	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.71%		07/07/26	2,795,000	2,795,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.71%		07/07/26	5,910,000	5,910,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	2,700,000	2,700,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	2.78%		07/07/26	1,000,000	1,000,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	2.78%		07/07/26	500,000	500,000
RB (UPMC) Series 2023D (LOC: JPMORGAN CHASE BANK NA)	(a)	2.90%		07/01/26	6,100,000	6,100,000
Pennsylvania HFA
S/F Mortgage RB Series 2016-119		2.75%		10/01/26	100,000	99,998
S/F Mortgage RB Series 2016-120		2.30%		10/01/26	100,000	99,875
S/F Mortgage RB Series 2019-129		2.15%		10/01/26	580,000	579,291
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	17,900,000	17,900,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	7,965,000	7,965,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.05%		07/01/26	7,000,000	7,000,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,955,000	3,955,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%		07/07/26	2,165,000	2,165,000
S/F Mortgage RB Series 2024-147A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.05%		07/01/26	3,000,000	3,000,000
S/F Mortgage RB Series 2025-148A		2.95%		10/01/26	325,000	325,081
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	8,000,000	8,000,000
S/F Mortgage RB Series 2025-148A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	960,000	960,000
S/F Mortgage RB Series 2025-149A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	10,000,000	10,000,000
S/F Mortgage RB Series 2025-149A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	9,000,000	9,000,000
S/F Mortgage RB Series 2025-150A		5.00%		10/01/26	250,000	251,306
S/F Mortgage RB Series 2025-150A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
S/F Mortgage RB Series 2025-150A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	8,000,000	8,000,000
S/F Mortgage RB Series 2025-150A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
S/F Mortgage RB Series S/F Mortgage RB Series 2025-148A & 150A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	14,255,000	14,255,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.75%		07/07/26	2,000,000	2,000,000
RB (Thomas Jefferson Univ) Series 2024D1 (LOC: BANK OF AMERICA NA)	(a)	3.05%		07/01/26	4,000,000	4,000,000
RB (Thomas Jefferson Univ) Series 2024D3 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	48,900,000	48,900,000
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	55,545,000	55,545,000
Pennsylvania State Turnpike Commission
Sub Turnpike Refunding RB 2nd Series 2025 (LOC: BANK OF AMERICA NA)	(a)	2.67%		07/07/26	4,000,000	4,000,000
Philadelphia Water & Wastewater
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.57%		08/04/26	8,000,000	8,000,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.57%		09/09/26	1,000,000	1,000,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.35%		07/07/26	1,000,000	1,000,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.65%		07/07/26	7,000,000	7,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Central General Auth
RB (WellSpan Health) Series 2019E (LIQ: BANK OF AMERICA NA)	(a)	3.10%		07/01/26	17,000,000	17,000,000
						405,040,551
RHODE ISLAND 0.3%
North Kingstown
GO BAN 2026I		4.00%		06/24/27	40,000,000	40,577,914
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	5,065,000	5,065,000
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 73A		1.00%		10/01/26	135,000	134,467
Homeownership Opportunity Bonds Series 74		5.00%		10/01/26	170,000	170,906
Homeownership Opportunity Bonds Series 82-A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,500,000	4,500,000
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
Homeownership Opportunity Bonds Series 85B		3.45%		10/01/26	100,000	100,127
						54,548,414
SOUTH CAROLINA 1.9%
Aiken County CSD
GO Bonds Series 2026A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		04/01/27	565,000	575,442
Anderson Cnty SD No 3
GO BAN Series 2026 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		06/04/27	27,000,000	27,341,037
Charleston County SD
GO BAN 2026A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		05/06/27	61,130,000	62,459,507
Clover CSD No 2
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		10/01/26	10,215,000	10,278,480
Fort Mill SD No 4
GO BAN Series 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		10/07/26	40,000,000	40,151,900
Orangeburg Cnty SD
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		08/13/26	24,600,000	24,666,073
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023B1	(b)(c)(d)	2.70%		07/07/26	14,840,000	14,840,000
Richland Cnty SD No 1
GO Bonds Series 2026 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		03/01/27	26,000,000	26,261,404
South Carolina Association of Gov Org
COP Series 2026A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		03/01/27	40,000,000	40,402,161
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.72%		07/07/26	4,730,000	4,730,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	13,000,000	13,000,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	2.70%		07/07/26	26,265,000	26,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%		07/07/26	2,590,000	2,590,000
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,060,000	2,060,000
Spartanburg Cnty SD No 1
GO BAN Series 2026 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		06/15/27	65,000,000	65,847,735
						361,468,739
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal (County Line Dairy Project) RB Series 2024 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	8,780,000	8,780,000
Solid Waste Disposal RB (Plainview Dairy) Series 2025 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	8,375,000	8,375,000
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	45,000,000	45,000,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	12,500,000	12,500,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2020C		1.00%		11/01/26	130,000	129,248
Homeownership Mortgage Bonds Series 2021A		0.60%		11/01/26	200,000	198,353
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.71%		07/07/26	4,100,000	4,100,000
						79,082,601
TENNESSEE 1.9%
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	2.70%		07/07/26	47,365,000	47,365,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	2.75%		07/07/26	91,105,000	91,105,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		2.45%		08/05/26	18,000,000	18,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2018		5.00%		07/01/26	1,580,000	1,580,000
GO CP Series 2024 (LIQ: TD BANK NA)		2.57%		10/22/26	14,000,000	14,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.50%		08/17/26	18,750,000	18,750,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.48%		09/01/26	25,000,000	25,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.49%		09/03/26	24,700,000	24,700,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.53%		09/15/26	5,400,000	5,400,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,085,000	3,085,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Knoxville Airport Auth
Sub Airport RB Series 2025 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	6,400,000	6,400,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	4,320,000	4,320,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	2.71%		07/07/26	23,840,000	23,840,000
Public Improvement Bonds Series VIIB2 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	12,950,000	12,950,000
Sullivan Cnty Health Educational & Housing Facilities Board
Hospital Refunding RB (Wellmont Health System) Series 2006 & 2011 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	59,500,000	59,500,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	2,500,000	2,500,000
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2019-3		1.65%		07/01/26	620,000	620,000
Residential Finance Program Bonds Series 2020-4		0.85%		07/01/26	165,000	165,000
Residential Finance Program Bonds Series 2021-1		0.80%		07/01/26	495,000	495,000
						359,775,000
TEXAS 20.7%
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	6,235,000	6,235,000
Alief ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,465
Allen ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,100,000	3,100,000
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	240,000	243,516
Alvin ISD
ULT GO Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,935,000	2,935,000
Arlington Higher Education Finance Corp
Education RB (Great Hearts America) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	375,000	375,571
Education RB (Harmony Public Schools) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/27	165,000	166,370
Education RB (Riverwalk Education Foundation) Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	250,666
Education Refunding RB (Harmony Public Schools) Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	250,000	253,388
Arlington ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	2,640,000	2,677,874
Austin
Water & Wastewater Refunding & Improvement RB Series 2026 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,000,000	3,000,000
Water & Wastewater System Refunding & Improvement RB Series 2026 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Austin ISD
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	365,000	365,638
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	355,000	355,661
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	225,000	225,407
Austin Water & Wastewater
Refunding & Improvement RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,860,000	3,860,000
Beaumont ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	230,000	233,412
Brady ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	265,000	265,737
Brock ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	105,000	105,283
Brownsville ISD
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	300,000	300,080
Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	2.70%		07/07/26	25,000,000	25,000,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	2.70%		07/07/26	28,500,000	28,500,000
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	2.71%		07/07/26	45,600,000	45,600,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.70%		07/07/26	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	2.70%		07/07/26	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	2.71%		07/07/26	31,175,000	31,175,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.70%		07/07/26	32,300,000	32,300,000
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.70%		07/07/26	27,500,000	27,500,000
Canton ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,670,000	2,670,000
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,875,000	2,875,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.71%		07/07/26	12,730,000	12,730,000
Carrollton-Farmers Branch ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,000,000	3,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Channelview ISD
ULT Refunding GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	125,351
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,340,000	2,340,000
City of San Antonio
Electric & Gas Systems Extendible CP Series A	(c)	2.80%	11/17/26	03/22/27	50,000,000	50,000,000
Clifton Higher Ed Finance Corp
Education Refunding RB (IDEA Public Schools) Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	535,000	536,524
Education Refunding RB (International Leadership of Texas) Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	4,825,000	4,825,000
Clint ISD
ULT Refunding GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	575,000	576,539
College Station ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	1,640,000	1,644,931
Conroe ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	5,700,000	5,700,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	5,645,000	5,645,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	2.79%	07/02/26	08/27/26	10,945,000	10,945,000
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Coppell ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	225,000	225,638
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.65%		08/15/26	225,000	224,272
Corpus Christi ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,271
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	100,000	100,150
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	450,000	451,226
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	9,235,000	9,235,000
ULT GO Bonds Series 2024B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	275,000	279,149
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	2.75%		07/07/26	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	2.75%		07/07/26	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.85%		07/07/26	4,750,000	4,750,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.85%		07/07/26	10,000,000	10,000,000
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.53%		08/20/26	55,293,000	55,293,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.54%		08/20/26	2,800,000	2,800,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.60%		08/20/26	26,500,000	26,500,000
Waterworks & Sewer System Refunding RB Series 2021C		5.00%		10/01/26	650,000	653,558
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,370,000	2,370,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.38%		10/08/26	12,000,000	12,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.40%		10/08/26	11,597,000	11,597,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.40%		10/20/26	15,453,000	15,453,000
Sr Sub Lien Sales Tax Revenue CP Series III	(c)	2.63%	08/26/26	02/22/27	38,000,000	38,000,000
Dallas ISD
ULT GO Bonds Series 2026A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	9,620,000	9,620,000
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,250,000	2,250,000
Dallas-Fort Worth International Airport
Sub Lien Jt Revenue CP Series 1		2.53%		07/13/26	54,000,000	54,000,000
Sub Lien Jt Revenue CP Series 1		2.55%		09/09/26	25,000,000	25,000,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	2.70%		07/07/26	31,180,000	31,180,000
Decatur ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	400,000	401,078
Deer Park ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	150,000	150,385
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	250,682
Denison ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	150,000	150,279
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denton ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	280,000	280,753
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,277
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	3,915,000	3,915,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Desoto ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.05%		07/01/26	5,000,000	5,000,000
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.50%		08/15/26	100,000	99,692
Dickinson ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	150,000	152,263
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	110,000	110,299
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	250,673
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/15/26	400,000	399,771
Eanes ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	370,000	370,637
East Central ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	380,000	380,516
Ector Cnty ISD
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	235,000	235,656
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Bonds Series 2025		5.00%		03/01/27	125,000	126,998
Water & Sewer Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,000,000	5,000,000
Water & Sewer Refunding RB Series 2022 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	1,400,000	1,400,000
Ennis ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	3.10%		08/15/26	100,000	99,622
Fairfield ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	200,000	200,545
Forney ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.75%		08/16/26	270,000	269,057
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	100,000	100,028
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fort Bend ISD
ULT GO Refunding Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,276
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	1,110,000	1,113,404
Frisco ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	4,935,000	4,935,000
Galena Park ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	300,000	300,799
Godley ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	2.87%	07/02/26	08/21/26	5,045,000	5,045,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.70%		07/07/26	4,745,000	4,745,000
Grand Prairie ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/26	425,000	424,628
Greenville ISD
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	3,600,000	3,654,268
Greenwood ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	4,040,000	4,040,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (Exxon Mobil) Series 2002	(a)	3.10%		07/01/26	12,500,000	12,500,000
RB (ExxonMobil) Series 2000	(a)	3.10%		07/01/26	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	3.10%		07/01/26	25,000,000	25,000,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	2.85%		07/07/26	5,400,000	5,400,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.47%		08/12/26	32,110,000	32,110,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.58%		08/12/26	3,740,000	3,740,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	7,500,000	7,500,000
Toll Road System 1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.52%		08/27/26	5,860,000	5,860,000
Toll Road System 1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.47%		08/28/26	5,890,000	5,890,000
Toll Road System 1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.57%		09/03/26	3,150,000	3,150,000
Toll Road System 1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.62%		09/03/26	3,630,000	3,630,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health System) Series 2024E	(a)	2.55%		07/07/26	62,100,000	62,100,000
Hospital RB (Memorial Hermann Health) Series 2019A		5.00%		12/01/26	110,000	111,096
Hospital RB (Memorial Hermann Health) Series 2019B3	(f)	5.00%		12/01/26	155,000	156,751
Hospital RB (Memorial Hermann Health) Series 2019B3		5.00%		12/01/26	8,105,000	8,195,347
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.82%		07/07/26	1,335,000	1,335,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital RB (Memorial Hermann Health) Series 2022C (SIFMA Municipal Swap Index + 0.85%)	(c)	3.52%	07/02/26	12/01/26	170,000	169,193
Hospital RB (Memorial Hermann Health) Series 2026B (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.50%		07/01/26	2,500,000	2,500,000
Hospital RB (Texas Children’s Hospital) Series 2019A		5.00%		10/01/26	170,000	170,946
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	2.90%		07/01/26	465,000	465,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	48,500,000	48,500,000
Hospital Refunding RB (Memorial Hermann Health System) Series 2020A		4.00%		07/01/26	100,000	100,000
Hospital Refunding RB (Memorial Hermann Health System) Series 2020C3	(f)	5.00%		12/01/26	1,000,000	1,012,540
Hospital Refunding RB (Memorial Hermann Health System) Series 2020C3		5.00%		12/01/26	12,140,000	12,284,779
RB (Houston Methodist) Series 2025D (LIQ: ROYAL BANK OF CANADA)	(a)	2.95%		07/01/26	22,045,000	22,045,000
RB (Houston Methodist) Series 2025E (LIQ: ROYAL BANK OF CANADA)	(a)	2.95%		07/01/26	4,500,000	4,500,000
RB (Houston Methodist) Series 2025F (LIQ: ROYAL BANK OF CANADA)	(a)	2.67%		07/07/26	50,000,000	50,000,000
Harris Cnty Flood Control District
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.40%		07/22/26	4,580,000	4,580,000
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.42%		07/22/26	290,000	290,000
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.55%		07/22/26	350,000	350,000
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.43%		08/18/26	7,325,000	7,325,000
Harris Cnty HD
LT Bonds Seires 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,000,000	3,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.74%		07/07/26	4,915,000	4,915,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	3.10%		07/01/26	25,000,000	25,000,000
Harris Cnty Toll Road Auth
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	7,500,000	7,500,000
Hays Consolidated ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
Houston
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.58%		07/15/26	22,300,000	22,300,000
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.64%		08/20/26	8,875,000	8,875,000
Houston Combined Utility System
1st Lien Refunding RB Series 2024A		5.00%		11/15/26	3,100,000	3,128,235
Houston ISD
LT Refunding Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	12,000,000	12,169,044
Humble ISD
ULT GO Refunding Bonds Series 2026A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	3,165,000	3,165,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	745,000	747,033
Irving ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,443
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	2,650,000	2,689,039
Joshua ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	145,000	145,417
Katy ISD
ULT GO Bonds Series 2007A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	5,460,000	5,460,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	125,000	126,741
Keller ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	225,000	225,594
Kermit ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	115,000	116,492
Klein ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	1,435,000	1,437,796
ULT GO Refunding Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/27	500,000	500,122
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/01/26	300,000	299,835
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,000,000	4,000,000
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	13,470,000	13,470,000
Leander ISD
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.65%		08/15/26	130,000	129,579
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	3,165,000	3,165,000
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,430,000	3,430,000
Lewisville ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	2,000,000	2,006,107
ULT GO Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	135,000	135,362
Liberty Hill ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	1,285,000	1,287,354
Little Cypress Mauriceville ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/01/26	455,000	454,949
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Little Elm ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	225,000	225,108
Lower Colorado River Auth
CP Series B (LOC: TRUIST BANK)		2.70%		07/22/26	3,000,000	3,000,000
CP Series B (LOC: TRUIST BANK)		2.60%		08/27/26	6,000,000	6,000,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	3.10%		07/01/26	85,900,000	85,900,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	3.05%		07/01/26	4,000,000	4,000,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	3.10%		07/01/26	31,600,000	31,600,000
RB (ExxonMobil) Series 2010	(a)	3.05%		07/01/26	52,790,000	52,790,000
Lubbock ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	2,000,000	2,000,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Mansfield ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	4,690,000	4,690,000
Marshall ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	790,000	801,574
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,700,000	2,700,000
Melissa ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	220,000	220,385
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	8,350,000	8,350,000
Mesquite ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	320,000	320,866
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%		07/07/26	2,700,000	2,700,000
Metropolitan Transit Auth Harris Cnty
CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/19/26	20,000,000	20,000,000
CP Series A3 (LOC: BANK OF AMERICA NA)		2.40%		08/19/26	22,000,000	22,000,000
Mission Economic Development Corp
RB (Vinton Steel LLC Project) Series 2025 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.82%		07/07/26	100,000,000	100,000,000
Mount Vernon ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	150,000	150,001
North East ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	850,000	851,591
North Texas Municipal Water District
Water System RB Extendable CP	(c)	2.62%	09/03/26	03/19/27	15,000,000	15,000,000
Water System Refunding Bonds Series 2025		5.00%		09/01/26	225,000	225,904
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northside ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	490,000	491,387
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	290,000	290,435
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	7,515,000	7,515,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	12,550,000	12,550,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,815,000	4,815,000
Pettus ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	150,000	150,433
Port of Houston Auth
ULT GO Refunding Bonds Series 2020A2		5.00%		10/01/26	405,000	407,279
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	(a)	2.75%		07/07/26	5,300,000	5,300,000
Exempt Facilities RB (Total USA) Series 2011	(a)	2.75%		07/07/26	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	(a)	2.90%		07/07/26	25,100,000	25,100,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	2.75%		07/07/26	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	2.75%		07/07/26	30,000,000	30,000,000
IDRB (Legacy Farms LP) Series 2024 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	13,500,000	13,500,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	2.85%		07/07/26	8,000,000	8,000,000
IRDB (Central Texas Biogas) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	2.85%		07/07/26	7,200,000	7,200,000
IRDB (Cloverdale Renewables) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.85%		07/07/26	36,500,000	36,500,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	2.72%		07/07/26	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	2.70%		07/07/26	18,100,000	18,100,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	2.77%		07/07/26	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	4,630,000	4,630,000
Prosper ISD
ULT GO Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	105,000	106,529
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	5,205,000	5,205,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	2.87%	07/02/26	08/21/26	16,285,000	16,285,000
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	4,205,000	4,205,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reagan Cnty ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,465
Richardson ISD
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	2,425,000	2,460,327
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,251
Robert Lee ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,496
Rockwall ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.56%		02/15/27	125,000	123,007
Round Rock ISD
ULT GO Refunding Bonds Series 2025C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	370,000	370,685
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	5,440,000	5,440,000
San Angelo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	3,400,000	3,400,000
San Antonio
CP Series F (LIQ: ROYAL BANK OF CANADA)		2.60%		11/16/26	50,000,000	50,000,000
General Improvement Bonds Series 2018		5.00%		08/01/26	110,000	110,204
General Improvement Refunding Bonds Series 2019 (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	6,625,000	6,625,000
Tax Revenue Certificate GO Series 2018		5.00%		08/01/26	375,000	375,638
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.57%		07/01/26	36,520,000	36,520,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.40%		07/16/26	10,175,000	10,175,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.51%		09/17/26	94,705,000	94,705,000
Water System Sub Lien RB Series 2025D (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	605,000	605,000
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	5,905,000	5,905,000
Electric & Gas Refunding RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,750,000	3,750,000
Electric & Gas Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	6,405,000	6,405,000
Electric & Gas Systems Refunding RB Series 2018		5.00%		02/01/27	160,000	162,166
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	6,000,000	6,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.08%		07/01/26	18,325,000	18,325,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	3,000,000	3,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electric & Gas Systems Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,680,000	4,680,000
Electric & Gas Systems Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	5,000,000	5,000,000
San Antonio ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	1,425,000	1,429,100
San Marcos Consolidated ISD
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/26	145,000	145,148
Seguin ISD
ULT GO Refunding Bonds Series 2024B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	145,000	145,392
Sherman ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
South San Antonio ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	200,000	200,575
Spring Branch ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/27	140,000	141,829
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/27	2,125,000	2,154,500
Spring ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	500,000	501,321
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	4,335,000	4,335,000
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	3,040,000	3,040,000
Sweeny ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.75%		08/01/26	105,000	104,894
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,400,000	2,400,000
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	3.00%		07/01/26	9,360,000	9,360,000
Hospital Refunding RB (Baylor Scott & White) Series 2024C	(a)	2.40%		07/07/26	30,000,000	30,000,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	1,000,000	1,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	6,850,000	6,850,000
RB (Christus Health) Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,520,000	3,520,000
RB (Texas Health) Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,875,000	4,875,000
Tarrant Regional Water District
Water Transmission Facilities RB Series 2025		5.00%		09/01/26	180,000	180,718
Water Transmission Facilities RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	14,000,000	14,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Terrell ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	6,900,000	6,900,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.70%		07/07/26	7,265,000	7,265,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.90%		07/07/26	11,740,000	11,740,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.70%		07/07/26	14,425,000	14,425,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.70%		07/07/26	12,765,000	12,765,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.70%		07/07/26	1,815,000	1,815,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.70%		07/07/26	1,370,000	1,370,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.75%		07/07/26	6,030,000	6,030,000
GO College Student Loan Bonds Series 2019 (LIQ: CITIBANK NA)	(b)(c)(d)	2.72%		07/07/26	11,120,000	11,120,000
GO Refunding Bonds Series 2017A		5.00%		10/01/26	250,000	251,331
GO Refunding Bonds Series 2018		5.00%		08/01/26	220,000	220,428
GO Refunding Bonds Series 2018A		5.00%		10/01/26	125,000	125,713
Mobility Fund Refunding GO Bonds Series 2025		5.00%		10/01/26	1,000,000	1,006,068
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.70%		07/07/26	9,280,000	9,280,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.70%		07/07/26	21,795,000	21,795,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	2.80%		07/07/26	74,590,000	74,590,000
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.70%		07/07/26	2,230,000	2,230,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.75%		07/07/26	17,725,000	17,725,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.75%		07/07/26	24,475,000	24,475,000
Veterans Bonds Series 2025B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.70%		07/07/26	35,000,000	35,000,000
Veterans Bonds Series 2026A (LIQ: TD BANK NA)	(a)	2.75%		07/07/26	170,000,000	169,986,032
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	8,590,000	8,590,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.90%		07/07/26	18,765,000	18,765,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	18,640,000	18,640,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	10,045,000	10,045,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	11,825,000	11,825,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.90%		07/07/26	3,350,000	3,350,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	15,140,000	15,140,000
Veterans’ Housing Assistance Program Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	3,250,000	3,250,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans’ Housing Assistance Program Fund II Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.75%		07/07/26	16,630,000	16,630,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.90%		07/07/26	17,885,000	17,885,000
Water Refunding GO Bonds Series 2016B1		5.00%		08/01/26	195,000	195,386
Water Refunding RB Series 2025B		5.00%		08/01/26	410,000	410,742
Texas A&M Univ
CP Series A		2.50%		07/15/26	35,000,000	35,000,000
CP Series A		2.51%		07/15/26	86,270,000	86,270,000
CP Series A		2.53%		07/15/26	20,000,000	20,000,000
CP Series B		2.35%		07/15/26	50,000,000	49,996,500
CP Series B		2.55%		10/15/26	16,551,724	16,551,724
Texas Dept of Housing & Community Affairs
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		07/07/26	11,000,000	11,000,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.71%		07/07/26	11,900,000	11,900,000
Residential Mortgage RB Series 2022A		1.20%		07/01/26	300,000	300,000
Residential Mortgage RB Series 2024C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.05%		07/01/26	8,400,000	8,400,000
Residential Mortgage RB Series 2026B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,000,000	3,000,000
S/F Mortgage RB Series 2020A		4.00%		09/01/26	565,000	566,154
Texas Municipal Gas Corp V
Gas Supply RB Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.72%		07/07/26	4,000,000	4,000,000
Texas Public Finance Auth
CP Series 2016B		2.50%		07/01/26	14,000,000	14,000,000
CP Series 2016B		2.54%		08/11/26	16,700,000	16,700,000
CP Series 2019A		2.55%		08/06/26	9,850,000	9,850,000
Texas Transportation Commission
1st Tier Toll RB Series 2019A (LOC: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,665,000	2,665,000
GO Mobility Fund Refunding Bonds Series 2024		5.00%		10/01/26	785,000	789,140
GO Refunding Bonds Series 2026		5.00%		04/01/27	5,250,000	5,349,296
Texas Transportation Commission State Highway Fund
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.71%		07/07/26	74,000,000	74,000,000
Texas Transportation Finance Corp
Sub Tier Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,750,000	3,750,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.08%		07/01/26	14,165,000	14,165,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	20,190,000	20,190,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,500,000	3,500,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	855,000	855,000
State Water Implementation Fund RB Series 2023A		5.00%		10/15/26	100,000	100,616
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Water Implementation Fund RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.08%		07/01/26	9,595,000	9,595,000
State Water Implementation Fund RB Series 2024A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	2.84%	07/02/26	08/27/26	7,125,000	7,125,000
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,640,000	1,640,000
State Water Implementation Fund RB Series 2025		5.00%		10/15/26	105,000	105,726
State Water Implementation Fund RB Series 2025 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	3,000,000	3,000,000
State Water Implementation Fund RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	6,950,000	6,950,000
State Water Implementation Fund RB Series 2025 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,300,000	2,300,000
State Water Implementation Fund RB Series 2025 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.87%	07/02/26	09/03/26	10,000,000	10,000,000
State Water Implementation Fund RB Series 2025 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,060,000	4,060,000
Tomball ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	200,000	202,672
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	7,830,000	7,830,000
Univ of Texas
CP Notes Series A		2.40%		07/01/26	6,000,000	6,000,000
CP Notes Series A		2.40%		07/14/26	25,000,000	25,000,000
CP Notes Series A		2.42%		07/21/26	20,000,000	20,000,000
CP Notes Series A		2.47%		07/28/26	25,000,000	25,000,000
CP Notes Series A		2.47%		08/04/26	20,000,000	20,000,000
CP Notes Series A		2.50%		08/17/26	25,000,000	25,000,000
CP Notes Series A		2.50%		08/20/26	34,500,000	34,500,000
CP Notes Series A		2.53%		08/20/26	16,000,000	16,000,000
CP Notes Series A		2.53%		09/10/26	20,000,000	20,000,000
CP Notes Series A		2.54%		09/15/26	25,000,000	25,000,000
CP Notes Series A		2.52%		09/24/26	25,000,000	25,000,000
CP Notes Series A		2.44%		10/08/26	12,500,000	12,500,000
Permanent Univ Fund Refunding Bonds Series 2015A		3.00%		07/01/26	200,000	200,000
Permanent University Fund Bonds Series 2022A		5.00%		07/01/26	120,000	120,000
Permanent University Fund Refunding Bonds Series 2006B		5.25%		07/01/26	865,000	865,000
Revenue Financing CP Series A		2.40%		07/01/26	3,067,000	3,067,000
Revenue Financing CP Series A		2.40%		07/09/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.39%		07/16/26	12,500,000	12,500,000
Revenue Financing CP Series A		2.40%		08/06/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.38%		08/13/26	20,805,000	20,805,000
Revenue Financing CP Series A		2.45%		08/17/26	4,500,000	4,500,000
Revenue Financing CP Series A		2.48%		08/25/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.47%		09/09/26	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A&B		2.38%		07/08/26	2,850,000	2,849,867
Revenue Financing CP Series A&B		2.54%		09/15/26	25,000,000	25,000,000
Revenue Financing CP Series A&B		2.53%		10/01/26	25,000,000	25,000,000
Revenue Financing CP Series A&B		2.50%		10/21/26	8,500,000	8,500,000
Revenue Financing CP Series A&B		2.53%		11/03/26	13,000,000	13,000,000
Revenue Financing CP Series A&B		2.53%		11/05/26	22,500,000	22,500,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.15%		07/01/26	36,025,000	36,025,000
Revenue Financing System Bonds Series 2025B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,090,000	3,090,000
Revenue Financing System RB Series 2016B		5.00%		08/15/26	1,560,000	1,564,308
Revenue Financing System RB Series 2016E		5.00%		08/15/26	100,000	100,283
Revenue Financing System RB Series 2024A		5.00%		08/15/26	1,990,000	1,995,699
Venus ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.78%		08/15/26	485,000	483,373
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%		07/07/26	1,615,000	1,615,000
Ysleta ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	300,000	300,735
						3,916,093,058
UTAH 0.3%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	2.78%		07/07/26	340,000	340,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.75%		07/07/26	6,585,000	6,585,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	2.65%		07/07/26	34,880,000	34,880,000
Hospital RB (IHC Health Services) Series 2020B2	(f)	5.00%		08/03/26	125,000	125,246
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.70%		07/07/26	13,050,000	13,050,000
						54,980,246
VERMONT 0.0%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		2.57%		08/13/26	2,000,000	2,000,000
VIRGINIA 1.2%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	2.90%		07/01/26	1,900,000	1,900,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	10,100,000	10,100,000
Health Care RB (Inova Health) Series 2016C	(a)	2.70%		07/07/26	850,000	850,000
Health Care RB (Inova Health) Series 2018C	(a)	2.70%		07/07/26	400,000	400,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.95%		07/01/26	6,600,000	6,600,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: TD BANK NA)	(a)	2.67%		07/07/26	2,000,000	2,000,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.71%		07/07/26	7,000,000	7,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(a)	2.65%		07/07/26	31,400,000	31,400,000
Roanoke Economic Development Auth Corp
Hospital RB (Carilion Clinic Obligated Group) Series 2025B (LOC: PNC BANK NA)	(a)	2.68%		07/07/26	27,700,000	27,700,000
RB (Carilion Clinic) Series 2025C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	19,300,000	19,300,000
Virginia Commonwealth Univ Health System Auth
Refunding RB Series 2024B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	30,000	30,000
Virginia Port Auth
Port Facilities RB Series 2025 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.71%		07/07/26	2,500,000	2,500,000
Virginia Small Business Financing Auth
Facilities RB (Virginia Fiber Optic Broadband Network) CP Series 2025 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		2.59%		10/08/26	17,250,000	17,250,000
Facilities RB (Virginia Fiber Optic Broadband Network) CP Series 2025 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		2.60%		11/05/26	7,750,000	7,750,000
Facilities RB (Virginia Fiber Optic Broadband Network) CP Series 2025 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		2.58%		11/12/26	8,000,000	8,000,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(a)	2.90%		07/01/26	3,665,000	3,665,000
RB (Sentara Health) Series 2024		2.55%		08/11/26	10,000,000	10,000,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	4,050,000	4,050,000
Winchester IDA
RB (Valley Health System) Series 2024B1 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	31,490,000	31,490,000
RB (Valley Health System) Series 2024B2 (LOC: TRUIST BANK)	(a)	2.90%		07/01/26	22,455,000	22,455,000
						217,805,000
WASHINGTON 2.0%
Auburn SD #408
ULT GO Refunding Bonds Series 2026 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	730,000	736,701
Chelan County SD#2
ULT GO Refunding Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	170,000	171,662
Clark Cnty SD #98
GO Refunding Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	225,000	227,198
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Pierce SD #402
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	250,000	252,338
Highline SD #401
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	105,000	106,062
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	2.75%		07/07/26	3,220,000	3,220,000
King Cnty Public HD #2
LT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	12,210,000	12,210,000
LT GO Bonds Series 2026 (LOC: WELLS FARGO BANK NA)	(b)(c)(d)	3.05%		07/01/26	3,315,000	3,315,000
King Cnty Public HD#2 Evergreen Health
LT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	5,360,000	5,360,000
King Cnty Sewer System
LT GO CP Series A		2.42%		07/08/26	9,250,000	9,250,000
LT GO CP Series A		2.42%		07/15/26	10,000,000	10,000,000
LT GO CP Series A		2.50%		08/24/26	15,225,000	15,225,000
LT GO CP Series A		2.51%		09/02/26	38,000,000	38,000,000
LT GO CP Series AB		2.50%		07/21/26	22,000,000	22,000,000
Sewer RB Series 2018B		5.00%		07/01/26	250,000	250,000
Sewer Refunding RB Series 2016B		5.00%		07/01/26	175,000	175,000
North Thurston Public Schools
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	150,000	151,479
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	2.85%		07/07/26	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2021		5.00%		09/01/26	205,000	205,815
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.73%	07/02/26	07/07/26	4,055,000	4,055,000
Intermediate Lien RB Series 2025B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	2,990,000	2,990,000
Intermediate Lien RB Series 2025B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	7,470,000	7,470,000
Intermediate Lien RB Series 2025B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.72%		07/07/26	6,950,000	6,950,000
Intermediate Lien Refunding RB Series 2021C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	2,500,000	2,500,000
Intermediate Lien Refunding RB Series 2022B		5.00%		08/01/26	1,710,000	1,713,224
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.72%		07/07/26	3,630,000	3,630,000
Intermediate Lien Refunding RB Series 2024A		5.00%		03/01/27	120,000	121,698
Intermediate Lien Refunding RB Series 2024B		5.00%		07/01/26	675,000	675,000
Intermediate Lien Refunding RB Series 2024B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.10%		07/01/26	3,495,000	3,495,000
Intermediate Lien Refunding RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.73%		07/07/26	3,930,000	3,930,000
LT GO Bonds Series 2022A		5.00%		12/01/26	235,000	237,103
LT GO Refunding Bonds Series 2024A		5.00%		06/01/27	7,300,000	7,459,216
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	2.78%		07/07/26	110,335,000	110,335,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Seattle Municipal Light and Power
Light & Power Improvement Refunding RB Series 2021A		5.00%		07/01/26	465,000	465,000
Light & Power RB Series 2020A		5.00%		07/01/26	140,000	140,000
Light & Power Refunding RB Series 2024 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,685,000	1,685,000
Tahoma SD #409
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	385,000	388,355
Washington
COP Series 2015C		5.00%		07/01/26	250,000	250,000
COP Series 2016B		5.00%		07/01/26	145,000	145,000
COP Series 2022B		5.00%		07/01/26	800,000	800,000
COP Series 2024B		5.00%		07/01/26	790,000	790,000
COP Series 2025B		5.00%		07/01/26	500,000	500,000
GO Bonds Series 2017A		5.00%		08/01/26	725,000	726,189
GO Bonds Series 2018A		5.00%		08/01/26	100,000	100,196
GO Bonds Series 2019C		5.00%		02/01/27	1,500,000	1,520,818
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	2.71%		07/07/26	5,500,000	5,500,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,665,000	1,665,000
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	14,370,000	14,370,000
GO Refunding Bonds Series R2017A		5.00%		08/01/26	140,000	140,245
GO Refunding Bonds Series R2018C		5.00%		08/01/26	425,000	425,812
GO Refunding Bonds Series R-2018D		5.00%		08/01/26	4,855,000	4,864,869
GO Refunding Bonds Series R2020C		5.00%		07/01/26	200,000	200,000
GO Refunding Bonds Series R2022C		4.00%		07/01/26	1,985,000	1,985,000
GO Refunding Bonds Series R2022D		4.00%		07/01/26	200,000	200,000
GO Refunding Bonds Series R2023A		5.00%		08/01/26	740,000	741,334
GO Refunding Bonds Series R2025B		5.00%		07/01/26	1,500,000	1,500,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2020D		5.00%		07/01/26	1,060,000	1,060,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B		5.00%		07/01/26	745,000	745,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C		5.00%		08/01/26	9,770,000	9,790,476
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2025C		5.00%		07/01/26	1,400,000	1,400,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2026B		5.00%		07/01/26	345,000	345,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Recology Inc) Series 2025A (LOC: PNC BANK NA)	(a)	2.80%		07/07/26	23,000,000	23,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	2.74%		07/07/26	16,450,000	16,450,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	1,875,000	1,875,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	5,100,000	5,100,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.72%		07/07/26	2,955,000	2,955,000
						384,365,790
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WEST VIRGINIA 0.2%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	3.12%		07/07/26	20,000,000	20,000,000
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	2.83%		07/07/26	19,270,000	19,270,000
						39,270,000
WISCONSIN 3.0%
Appleton Recovery Zone Facility
Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(a)	2.75%		07/07/26	10,000,000	10,000,000
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	2.72%		07/07/26	73,900,000	73,900,000
Michigan Finance Auth
Hospital RB (Beacon Health System) Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	31,260,000	31,260,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C1	(f)	5.00%		07/29/26	160,000	162,521
RB (Advocate Aurora Health) Series 2018C2 (SIFMA Municipal Swap Index + 0.18%)	(c)	2.85%		07/01/26	120,000	119,814
RB (Froedtert ThedaCare Health) Series 2025C	(a)	2.68%		07/07/26	46,250,000	46,250,000
RB (Hospital Sisters Credit Group) Series 2025B (LOC: TRUIST BANK)	(a)	2.75%		07/07/26	85,120,000	85,120,000
RB (Hospital Sisters Credit Group) Series 2025C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	84,950,000	84,950,000
Wisconsin Health Facilities Auth
RB (Ascension Health Alliance) Series 2019A	(f)	5.00%		11/15/26	405,000	408,559
RB (Ascension Health Alliance) Series 2019A		5.00%		11/15/26	275,000	277,330
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.67%		07/07/26	2,275,000	2,275,000
Home Ownership RB Series 2018B		2.95%		09/01/26	100,000	100,060
Home Ownership RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	7,295,000	7,295,000
Home Ownership RB Series 2024B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	7,500,000	7,500,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	2,000,000	2,000,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.67%		07/07/26	10,330,000	10,330,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	4,500,000	4,500,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	2.75%		07/07/26	39,840,000	39,840,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	2.70%		07/07/26	22,670,000	22,670,000
Hospital RB (Lee Health System) Series 2024A & 2026C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.73%		07/07/26	82,655,000	82,655,000
RB (The Carle Foundation) Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	33,320,000	33,320,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (ProHealthcare Inc Obligated Group) Series 2025 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.15%		07/01/26	17,215,000	17,215,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.85%		07/07/26	10,000,000	10,000,000
						572,148,284
WYOMING 0.6%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.05%		07/01/26	2,800,000	2,800,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.10%		07/01/26	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	3.10%		07/01/26	22,400,000	22,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	2.88%		07/01/26	32,700,000	32,700,000
						103,600,000
MULTIPLE STATES 8.1%
AllianceBernstein National Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)	2.83%		07/07/26	25,000,000	25,000,000
Blackrock Muni Assets Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.83%		07/07/26	139,500,000	139,500,000
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.83%		07/07/26	74,000,000	74,000,000
Variable Rate Demand Preferred Shares Series W7A (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.81%		07/07/26	80,000,000	80,000,000
Blackrock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.81%		07/07/26	300,000,000	300,000,000
BlackRock MuniYield Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7B (LOC: BANK OF AMERICA NA)	(a)(b)	2.83%		07/07/26	150,800,000	150,800,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.74%		07/07/26	40,900,000	40,900,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.74%		07/07/26	3,500,000	3,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.73%		07/07/26	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.72%		07/07/26	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.73%		07/07/26	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	2.73%		07/07/26	103,300,000	103,300,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.83%		07/07/26	20,000,000	20,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.81%		07/07/26	75,000,000	75,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.81%		07/07/26	157,300,000	157,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.81%		07/07/26	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.83%		07/07/26	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.83%		07/07/26	93,000,000	93,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.83%		07/07/26	12,600,000	12,600,000
						1,523,200,000
Total Municipal Securities (Cost $18,987,190,176)						18,987,190,176
Total Investments in Securities (Cost $18,987,190,176)						18,987,190,176

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,355,907,481 or 33.6% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HDA —	Housing development authority
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$18,987,190,176
Cash		25,165,187
Receivables:
Fund shares sold		146,057,549
Interest		83,876,424
Investments sold		33,810,000
Prepaid expenses	+	708,242
Total assets		19,276,807,578

Liabilities
Payables:
Investments bought - delayed-delivery		220,967,012
Fund shares redeemed		71,586,066
Investments bought		71,090,369
Distributions to shareholders		9,752,521
Investment adviser and administrator fees		2,748,648
Shareholder service fees		91,420
Accrued expenses	+	296,922
Total liabilities		376,532,958
Net assets		$18,900,274,620

Net Assets by Source
Capital received from investors		$18,900,213,267
Total distributable earnings	+	61,353
Net assets		$18,900,274,620

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,476,137,280		4,475,091,697		$1.00
Ultra Shares	$14,424,137,340		14,420,892,148		$1.00

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$217,254,018

Expenses
Investment adviser and administrator fees		17,083,744
Shareholder service fees:
Investor Shares		3,250,048
Registration fees		452,829
Portfolio accounting fees		133,749
Custodian fees		55,096
Shareholder reports		31,327
Professional fees		30,819
Independent trustees’ fees		29,414
Transfer agent fees		634
Other expenses	+	38,829
Total expenses		21,106,489
Expense reduction	–	770,953
Net expenses	–	20,335,536
Net investment income		196,918,482

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		61,353
Increase in net assets resulting from operations		$196,979,835
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$196,918,482	$441,735,307
Net realized gains	+	61,353	64,325
Increase in net assets from operations		$196,979,835	$441,799,632

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($45,011,513 )	($105,202,239 )
Ultra Shares	+	(151,906,969)	(336,578,551)
Total distributions		($196,918,482 )	($441,780,790 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		2,887,308,442	5,990,574,801
Ultra Shares	+	10,786,163,060	22,167,687,116
Total shares sold		13,673,471,502	28,158,261,917
Shares Reinvested
Investor Shares		32,410,751	75,642,959
Ultra Shares	+	109,758,562	251,829,967
Total shares reinvested		142,169,313	327,472,926
Shares Redeemed
Investor Shares		(2,950,537,605)	(5,905,208,630)
Ultra Shares	+	(11,154,637,363)	(20,946,821,234)
Total shares redeemed		(14,105,174,968)	(26,852,029,864)
Net transactions in fund shares		(289,534,153)	1,633,704,979

NET ASSETS
Beginning of period		$19,189,747,420	$17,556,023,599
Total increase (decrease)	+	(289,472,800)	1,633,723,821
End of period		$18,900,274,620	$19,189,747,420

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.03%*	2.46%	3.07%	3.02%	0.90%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.31%[3,4]	0.11%[4]
Total expenses	0.36%**	0.36%	0.36%	0.38%	0.37%[3]	0.37%
Net investment income (loss)	2.08%**	2.43%	3.02%	2.97%	1.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,269	$1,330	$1,234	$1,075	$875	$644

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.11%*	2.61%	3.23%	3.17%	1.03%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.19%[3,4]	0.11%[4]
Total expenses	0.21%**	0.21%	0.21%	0.23%	0.22%[3]	0.22%
Net investment income (loss)	2.24%**	2.58%	3.17%	3.17%	1.50%	0.01%
Net assets, end of period (x 1,000,000)	$2,926	$3,020	$2,765	$2,065	$967	$161

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
ALABAMA 4.9%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,965,000	1,965,000
Black Belt Energy Gas District
Gas Project RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	6,490,000	6,490,000
Gas Project RB Series 2024D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	4,000,000	4,000,000
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	17,500,000	17,500,000
Gas RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	5,000,000	5,000,000
Gas RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	4,000,000	4,000,000
Gas Refunding RB Series 2025D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	6,670,000	6,670,000
Gas Supply RB Series 2023B	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
East Alabama Health Care Auth
Health Care Facilities Bonds Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	7,350,000	7,350,000
Energy Southeast Cooperative District
Energy Supply RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	7,085,000	7,085,000
Huntsville Health Care Auth
CP		2.52%		08/06/26	10,000,000	10,000,000
CP		2.54%		09/17/26	4,005,000	4,005,000
RB Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	15,900,000	15,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	2.75%		07/07/26	23,200,000	23,200,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	2.75%		07/07/26	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	2.75%		07/07/26	38,520,000	38,520,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	1,250,000	1,250,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,335,000	2,335,000
Commodity Supply RB (Project No 6) Series 2023B	(a)(b)(c)	2.70%		07/07/26	7,675,000	7,675,000
Energy Supply RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	2,000,000	2,000,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.00%		07/01/26	10,335,000	10,335,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Energy Supply RB Series 2025A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	6,505,000	6,505,000
						207,660,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARIZONA 2.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,900,000	4,900,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(d)	2.90%		07/01/26	3,975,000	3,975,000
Maricopa Cnty IDA
CP (Banner Health)		2.38%		07/08/26	5,000,000	5,000,000
CP (Banner Health)		2.48%		09/02/26	10,000,000	10,000,000
CP (Banner Health)		2.53%		10/07/26	16,271,000	16,271,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
RB (Banner Health) Series 2026A		5.00%		01/01/27	1,000,000	1,011,790
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	12,010,000	12,010,000
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
Electric System RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	9,495,000	9,495,000
Electric System RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Electric System RB Series 2025C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,280,000	2,280,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	2.65%		07/07/26	18,500,000	18,500,000
						92,942,790
CALIFORNIA 0.5%
California		5.00%		08/01/26	300,000	300,516
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B4		2.48%		10/07/26	7,595,000	7,595,000
Los Angeles
TRAN 2026	(e)	5.00%		06/24/27	12,500,000	12,763,250
Los Angeles CCD
GO Bonds Series 2008M		5.00%		08/01/26	175,000	175,293
GO Bonds Series 2016F		5.00%		08/01/26	225,000	225,387
						21,059,446
COLORADO 3.2%
Colorado Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2019B	(f)	5.00%		11/19/26	5,695,000	5,817,155
Hospital RB (AdventHealth Obligated Group) Series 2019B		5.00%		11/19/26	340,000	345,744
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	1,105,000	1,127,325
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	470,000	475,903
Hospital Refunding RB (Children’s Hospital Colorado) Series 2026B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	13,000,000	13,000,000
RB (Intermountain Healthcare) Series 2022B	(f)	5.00%		08/17/26	100,000	100,330
RB (Intermountain Healthcare) Series 2022B	(b)	5.00%		08/17/26	3,150,000	3,160,395
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	21,500,000	21,500,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(d)	2.90%		07/01/26	400,000	400,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	7,205,000	7,205,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Denver SD #1
GO Bonds Series 2017		5.00%		12/01/26	100,000	100,982
GO Bonds Series 2025C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	5,500,000	5,500,000
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,000,000	3,000,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.50%		09/02/26	4,000,000	4,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.57%		10/06/26	15,000,000	15,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.62%		10/21/26	12,125,000	12,125,000
Water RB Series 2017A		5.00%		09/15/26	100,000	100,434
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	3,960,000	3,960,000
Univ of Colorado Hospital Auth
RB Series 2019A	(d)	2.70%		07/07/26	28,375,000	28,375,000
Refunding RB Series 2018B (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	1,755,000	1,755,000
Refunding RB Series 2018C (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	1,600,000	1,600,000
						132,648,268
CONNECTICUT 0.2%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2017D1 & 2022B1 & 2023A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	3,000,000	3,000,000
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	100,000	100,000
Housing Mortgage Finance Bonds Series 2026C3 (LIQ: TD BANK NA)	(d)	2.95%		07/01/26	5,250,000	5,250,000
						8,350,000
DELAWARE 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2026 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,600,000	2,600,000
DISTRICT OF COLUMBIA 1.8%
District of Columbia
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.57%		08/06/26	38,544,000	38,544,000
GO Bonds Series 2023A		5.00%		01/01/27	210,000	212,526
GO Bonds Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	5,720,000	5,720,000
GO Bonds Series 2024A		5.00%		08/01/26	155,000	155,276
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	3,165,000	3,165,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	4,480,000	4,480,000
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,315,000	3,315,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(b)	2.42%	09/02/26	11/27/26	15,000,000	15,000,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(d)	2.70%		07/07/26	3,600,000	3,600,000
						74,191,802
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FLORIDA 4.0%
Brevard County Health Facilities Auth
Hospital RB (Health First Obligated Group) Series 2026B (LOC: ROYAL BANK OF CANADA)	(d)	2.65%		07/07/26	10,200,000	10,200,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.42%		07/07/26	6,905,000	6,905,000
Florida
Refunding Bonds Series 2019A		5.00%		07/01/26	580,000	580,000
Refunding Bonds Series 2021B		5.00%		07/01/26	225,000	225,000
Right-of-Way Acquisition & Bridge Construction Bonds Series 2018B		5.00%		07/01/26	205,000	205,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: TRUIST BANK)	(d)	2.75%		07/07/26	5,090,000	5,090,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	2.72%		07/07/26	3,390,000	3,390,000
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		2.52%		07/09/26	3,815,000	3,815,000
Highlands Cnty Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2025B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	6,000,000	6,000,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.51%		08/04/26	18,000,000	18,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(d)	2.71%		07/07/26	5,425,000	5,425,000
Health Care Refunding RB (Baptist Health) Series 2019E	(d)	2.71%		07/07/26	19,760,000	19,760,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.51%		07/15/26	21,000,000	21,000,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,525,000	3,525,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.72%		07/07/26	5,000,000	5,000,000
Miami-Dade Cnty
Aviation CP Series 2026 (LOC: BANK OF AMERICA NA)		2.56%		10/15/26	5,000,000	5,000,000
GO Bonds Series 2016A		5.00%		07/01/26	110,000	110,000
GO Bonds Series 2019A		5.00%		07/01/26	130,000	130,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,445,000	2,445,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	7,815,000	7,815,000
Transit System Sales Surtax RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,330,000	3,330,000
Transit System Sales Surtax RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,940,000	3,940,000
Transit System Sales Surtax Refunding RB Series 2025		5.00%		07/01/26	280,000	280,000
Water & Sewer System RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Orange Cnty Health Facilities Auth
Hospital RB ( AdventHealth Obligated Group) Series 2021C	(f)	5.00%		11/16/26	3,195,000	3,259,950
Hospital RB ( AdventHealth Obligated Group) Series 2021C		5.00%		11/16/26	360,000	366,314
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: TD BANK NA)	(d)	2.60%	07/01/26	07/07/26	2,280,000	2,280,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sarasota Cnty Public Hospital District
Hospital RB (Sarasota Memorial Hospital) Series 2026C (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	14,200,000	14,200,000
Hospital RB (Sarasota Memorial) Series 2026B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	12,470,000	12,470,000
						166,621,264
GEORGIA 1.8%
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	3,650,000	3,650,000
Georgia
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	7,000,000	7,000,000
GO Refunding Bonds Series 2017C		5.00%		07/01/26	100,000	100,000
Georgia Municipal Electric Auth
General Resolution BAN Series B (LOC: PNC BANK NA)		2.50%		08/04/26	7,000,000	7,000,000
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%	07/02/26	07/07/26	5,000,000	5,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	2.70%		07/07/26	5,375,000	5,375,000
Gas Supply RB Series 2023E2	(a)(b)(c)	2.70%		07/07/26	10,000,000	10,000,000
Gas Supply RB Series 2024E (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	5,000,000	5,000,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2025B		5.00%		07/01/26	110,000	110,000
Sales Tax Refunding RB Series 2026B (LOC: TD BANK NA)	(d)	2.90%		07/01/26	2,100,000	2,100,000
Sub Sales Tax Revenue CP Series 2021B (LIQ: JPMORGAN CHASE BANK NA)		2.40%		07/07/26	5,855,000	5,855,000
Sub Sales Tax Revenue CP Series 2021B (LIQ: JPMORGAN CHASE BANK NA)		2.50%		09/15/26	18,040,000	18,040,000
Piedmont Healthcare
Revenue Anticipation Certificates (Piedmont Healthcare Inc) Series 2019A	(f)	5.00%		07/01/26	3,000,000	3,004,097
						76,234,097
IDAHO 1.2%
Idaho
TAN 2026	(e)	4.00%		06/30/27	33,500,000	33,935,835
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID	(f)	2.45%		08/03/26	15,000,000	15,000,000
						48,935,835
ILLINOIS 3.5%
Chicago
Water RB Series 2026A (LOC: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	7,935,000	7,935,000
Water Refunding RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,325,000	2,325,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	4,400,000	4,400,000
Illinois
GO Bonds Series 2025E (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	6,000,000	6,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Finance Auth
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.70%		07/07/26	700,000	700,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	7,695,000	7,695,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.05%		07/01/26	3,000,000	3,000,000
RB (Northshore-Edward-Elmhurst Health) Series 2022H (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	9,200,000	9,200,000
RB (The University of Chicago Medical Center) Series 2011A (LOC: JPMORGAN CHASE BANK NA)	(d)	2.90%		07/01/26	500,000	500,000
RB (UChicago Medicine) Series 2022A (LOC: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
RB (Univ of Chicago Medical Center) Series 2010B (LOC: TD BANK NA)	(d)	2.90%		07/01/26	12,465,000	12,465,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,200,000	3,200,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	1,535,000	1,535,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(d)	2.90%		07/01/26	1,070,000	1,070,000
Illinois Housing Development Auth
M/F RB Series 2024A (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.71%		07/07/26	19,475,000	19,475,000
M/F RB Series 2025B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.71%		07/07/26	6,545,000	6,545,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	4,285,000	4,285,000
RB Series 2024E		3.20%		10/01/26	100,000	100,070
RB Series 2026C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	1,000,000	1,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.71%		07/01/26	2,360,000	2,360,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.73%		07/07/26	2,515,000	2,515,000
GO Bonds Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.73%		07/07/26	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	2,665,000	2,665,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.74%		07/07/26	1,400,000	1,400,000
Wisconsin Public Finance Auth
RB (Northshore-Edward-Elmhurst Health Credit Group) Series 2022G (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	15,000,000	15,000,000
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	25,000,000	25,000,000
						146,245,070
INDIANA 2.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	2.71%		07/07/26	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	2.71%		07/07/26	11,000,000	11,000,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	1,905,000	1,905,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	865,000	865,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Health System RB (Parkview Health) Series 2026B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	23,000,000	23,000,000
RB (Indiana University Health) Series 2025F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	5,055,000	5,055,000
Refunding RB (Trinity Health) Series 2008D2		2.38%		08/06/26	8,000,000	8,000,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2024A1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,360,000	5,360,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	6,035,000	6,035,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,500,000	4,500,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,030,000	5,030,000
S/F Mortgage RB Series 2025C1		5.00%		07/01/26	150,000	150,000
S/F Mortgage RB Series 2026B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,000,000	4,000,000
						103,400,000
IOWA 0.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(d)	2.90%		07/01/26	200,000	200,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	2.71%		07/07/26	2,390,000	2,390,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	2.75%		07/07/26	4,060,000	4,060,000
S/F Mortgage Bonds Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,005,000	4,005,000
						10,655,000
KENTUCKY 0.8%
Kentucky Bond Dev Corp
Hospital RB (Baptist Healthcare) Series 2025B (LOC: TRUIST BANK)	(d)	2.90%		07/01/26	2,470,000	2,470,000
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	23,200,000	23,200,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,195,000	1,195,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	3,290,000	3,290,000
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	4,765,000	4,765,000
						34,920,000
LOUISIANA 0.1%
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: TD BANK NA)	(d)	2.69%		07/07/26	1,400,000	1,400,000
Refunding RB (Christus Health) Series 2009B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.65%		07/07/26	1,075,000	1,075,000
Refunding RB (Ochsner Clinic Foundation) Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,750,000	2,750,000
						5,225,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MAINE 0.2%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	4,600,000	4,600,000
Mortgage Purchase Bonds Series 2026B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	3,995,000	3,995,000
						8,595,000
MARYLAND 1.7%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	5,735,000	5,735,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	6,140,000	6,140,000
Maryland
GO Bonds 1st Series 2019 & 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	4,500,000	4,500,000
GO Bonds 2nd Series 2018		5.00%		08/01/26	100,000	100,179
GO Refunding Bonds 1st Series 2015B		4.00%		08/01/26	260,000	260,237
GO Refunding Bonds 1st Series B		5.00%		08/01/26	375,000	375,645
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Health System) Series 2024A (LOC: TD BANK NA)	(d)	2.85%		07/01/26	2,335,000	2,335,000
RB (Johns Hopkins Health System) Series 2024B (LOC: TD BANK NA)	(d)	2.85%		07/01/26	11,180,000	11,180,000
RB (LifeBridge Health) Series 2015 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.08%		07/01/26	3,000,000	3,000,000
RB Series 1985B (LOC: TD BANK NA)	(d)	2.60%		07/07/26	3,995,000	3,995,000
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.53%		08/19/26	4,000,000	4,000,000
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.53%		09/03/26	7,000,000	7,000,000
RB (Trinity Health Credit Group) Series 2015MD & 2016MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	4,415,000	4,415,000
RB (Trinity Health) Series 2013MD	(b)	2.53%		09/01/26	5,000,000	5,000,000
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	8,810,000	8,810,000
Washington Suburban Sanitary District
Consolidated Bonds Series 2018 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	5,250,000	5,250,000
						72,096,061
MASSACHUSETTS 2.5%
Massachusetts
GO Bonds Series 2014E		4.00%		09/01/26	110,000	110,063
GO Bonds Series 2019G		5.00%		09/01/26	315,000	316,164
GO Bonds Series 2020E		5.00%		11/01/26	125,000	125,931
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	6,790,000	6,790,000
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	4,750,000	4,750,000
GO Refunding Bonds Series 2015A (ESCROW)		5.00%		07/01/26	1,410,000	1,410,000
GO Refunding Bonds Series 2016A		5.00%		07/01/26	150,000	150,000
GO Refunding Bonds Series 2016B		5.00%		07/01/26	195,000	195,000
GO Refunding Bonds Series 2017D (ESCROW)		5.00%		07/01/26	125,000	125,000
GO Refunding Bonds Series 2021A		5.00%		09/01/26	100,000	100,392
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Bay Transportation Auth
CP Series E (LIQ: TD BANK NA)		2.60%		07/01/26	5,000,000	5,000,000
Sales Tax CP Series A (LIQ: TD BANK NA)		2.58%		10/14/26	10,000,000	10,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.52%		07/01/26	5,000,000	5,000,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/26	545,000	545,000
Sr Sales Tax Bonds Series 2025B (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	5,935,000	5,935,000
Sr Sales Tax Bonds Series 2025B (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(a)(b)(c)	2.85%	07/02/26	08/06/26	4,585,000	4,585,000
Sub Sales Tax Bonds Series 2021A1		5.00%		07/01/26	200,000	200,000
Sub Sales Tax Bonds Series 2022A (LIQ: TD BANK NA)	(d)	2.70%		07/07/26	13,160,000	13,160,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2025A		2.35%		07/07/26	9,600,000	9,600,000
RB (Boston Univ) Series 2025A		2.53%		09/02/26	11,984,000	11,984,000
RB (Boston Univ) Series 2025A		2.48%		10/07/26	11,500,000	11,500,000
RB (Children’s Hospital) Series V 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	9,000,000	9,000,000
RB (Partners HealthCare System) Series 2017S1		5.00%		07/01/26	500,000	500,000
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: TD BANK NA)	(a)(d)	2.90%		07/01/26	1,750,000	1,750,000
Massachusetts HFA
Housing Bonds Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,215,000	1,215,000
Massachusetts Water Resources Auth
General RB Series 2023B		5.00%		08/01/26	175,000	175,301
General Refunding RB Series 2023C		5.00%		08/01/26	755,000	756,263
						104,978,114
MICHIGAN 1.5%
Eastern Michigan Univ
General RB Series 2025B (LOC: BARCLAYS BANK PLC)	(d)	3.05%		07/01/26	1,950,000	1,950,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(b)	2.53%		09/01/26	5,000,000	5,000,000
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	1,045,000	1,045,000
State Aid Revenue Notes Series 2025A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/26	225,000	225,672
Michigan HDA
Rental Housing RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	6,245,000	6,245,000
S/F Mortgage RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,215,000	1,215,000
S/F Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	7,365,000	7,365,000
S/F Mortgage RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,665,000	2,665,000
S/F Mortgage RB Series 2026A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,315,000	2,315,000
Southfield Public Schools
ULT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,745,000	2,745,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Michigan
CP Notes Series L1		2.53%		09/01/26	3,750,000	3,750,000
Extendible CP Notes Series L2	(b)	2.64%	07/16/26	03/22/27	3,250,000	3,250,000
General RB Series 2009B		2.40%		07/08/26	20,000,000	20,000,000
						62,320,672
MINNESOTA 1.3%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.64%		07/07/26	1,750,000	1,750,000
Eden Prairie
M/F Housing Refunding RB (Eden Glen Apts) Series 2016A (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.64%		07/07/26	1,625,000	1,625,000
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.71%		07/07/26	14,905,000	14,905,000
Hennepin Cnty
GO CP Certificates Series A&B&C		2.51%		10/06/26	2,600,000	2,600,000
GO CP Certificates Series C		2.38%		07/07/26	7,500,000	7,500,000
GO CP Certificates Series C		2.45%		08/05/26	5,000,000	5,000,000
GO CP Certificates Series C		2.50%		09/03/26	2,900,000	2,900,000
Minneapolis
Student Residence RB Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.75%		07/07/26	4,110,000	4,110,000
Minnesota Agri & Eco Dev Brd
Health Care System RB (Fairview Health Services) Series 2026B (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	2,000,000	2,000,000
Minnesota Municipal Gas Agency
Gas Project RB Series 2026A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.00%		07/01/26	3,750,000	3,750,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		2.55%		08/03/26	6,000,000	6,000,000
Health Care Facilities RB (Mayo Clinic) Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,435,000	1,435,000
						53,575,000
MISSISSIPPI 0.5%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007A	(d)	3.05%		07/01/26	13,300,000	13,300,000
IDRB (Chevron) Series 2011B	(d)	3.00%		07/01/26	1,190,000	1,190,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	5,200,000	5,200,000
						19,690,000
MISSOURI 0.6%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.48%		07/07/26	2,000,000	2,000,000
Health Facilities RB (BJC Health System) Series 2021B2	(d)	2.65%		07/07/26	8,500,000	8,500,000
Health Facilities RB (BJC Health System) Series 2026B	(d)	2.66%		07/07/26	8,000,000	8,000,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,440,000	3,440,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,330,000	1,330,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	3.30%		07/01/26	3,500,000	3,500,000
						26,770,000
NEBRASKA 1.1%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	655,000	655,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,610,000	4,610,000
S/F Housing RB Series 2026D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,495,000	1,495,000
Nebraska Public Power District
General RB Series 2026A (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	2.97%		08/11/26	5,260,000	5,260,000
General RB Series 2026B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,535,000	2,535,000
Omaha Public Power District
CP		2.60%		07/16/26	4,000,000	4,000,000
CP		2.55%		07/23/26	2,500,000	2,500,000
CP		2.60%		08/18/26	2,000,000	2,000,000
CP		2.54%		10/08/26	5,000,000	5,000,000
Electric System RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	10,975,000	10,975,000
Electric System RB Series 2026A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	3,405,000	3,405,000
						44,435,000
NEW JERSEY 1.2%
Lacey Township
BAN Series 2026		3.50%		05/03/27	5,377,000	5,422,293
Mercer Cnty
BAN 2026A		4.00%		03/29/27	6,866,156	6,945,799
Monroe Township
BAN 2026		3.75%		05/27/27	15,000,000	15,154,620
Paramus NJ
GO BAN		4.00%		04/29/27	5,734,000	5,803,409
Plainsboro Township
BAN 2025		4.00%		07/23/26	4,280,000	4,282,554
Ridgewood
BAN 2025		4.00%		10/08/26	9,173,275	9,206,296
Somers Point
BAN 2025		3.75%		08/26/26	2,400,000	2,403,836
						49,218,807
NEW YORK 8.9%
Ardsley UFSD
BAN 2026		4.00%		06/02/27	10,000,000	10,126,483
Arizona IDA
RB (Zeta Charter Schools-New York City Project) Series 2024A (LOC: PNC BANK NA)	(a)(b)(c)	2.73%		07/07/26	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brighton
BAN 2026		3.25%		04/06/27	15,900,000	15,996,034
Croton Harmon UFSD
BAN 2026A		4.00%		06/25/27	10,000,000	10,128,355
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	4,000,000	4,011,504
Eastport South Manor CSD
BAN Series 2026		3.50%		05/20/27	10,000,000	10,081,945
Grand Island
BAN 2025		4.00%		10/02/26	8,000,000	8,032,858
Hauppauge UFSD
BAN 2026B		4.00%		06/24/27	8,026,700	8,125,503
Long Island Power Auth
Electric System General RB Series 2015GR6 (LOC: BARCLAYS BANK PLC)		2.53%		08/06/26	5,550,000	5,550,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B1 (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.95%		07/01/26	1,080,000	1,080,000
Transportation RB Series 2005D2 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	190,000	190,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(d)	2.85%		07/01/26	1,455,000	1,455,000
Transportation Refunding RB Series 2012G3 (LOC: ROYAL BANK OF CANADA)	(d)	2.90%		07/01/26	2,700,000	2,700,000
Middletown City SD
BAN 2025		3.25%		12/02/26	7,000,000	7,019,843
New York City
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(d)	2.90%		07/01/26	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(d)	3.05%		07/01/26	3,110,000	3,110,000
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.95%		07/01/26	19,810,000	19,810,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.05%		07/01/26	8,080,000	8,080,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	3.05%		07/01/26	1,000,000	1,000,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.05%		07/01/26	200,000	200,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,000,000	3,000,000
GO Bonds Fiscal 2025 Series G1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	3,330,000	3,330,000
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,700,000	2,700,000
GO Bonds Fiscal 2026 Series A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	8,000,000	8,000,000
GO Bonds Fiscal 2026 Series G (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
GO Bonds Fiscal 2026 Series H3 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	8,400,000	8,400,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
M/F Housing RB Series 2026G1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	4,685,000	4,685,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series AA (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.70%		07/07/26	3,130,000	3,130,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	6,250,000	6,250,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,615,000	1,615,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,455,000	1,455,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	3,795,000	3,795,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,045,000	1,045,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	2,000,000	2,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	13,250,000	13,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series BB (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	6,250,000	6,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series CC (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	9,300,000	9,300,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series EE (LIQ: TRUIST BANK)	(d)	2.85%		07/01/26	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	310,000	310,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.00%		07/01/26	6,365,000	6,365,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,200,000	2,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	5,515,000	5,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	500,000	500,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.05%		07/01/26	3,200,000	3,200,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	3.00%		07/01/26	4,800,000	4,800,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.90%		07/01/26	600,000	600,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,905,000	2,905,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	7,490,000	7,490,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,800,000	2,800,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	5,015,000	5,015,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,140,000	3,140,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,500,000	1,500,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	2,400,000	2,400,000
RB (New York Univ) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,730,000	1,730,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
New York State HFA
Housing RB (42nd & 10th) Series 2007A (LOC: BARCLAYS BANK PLC)	(d)	2.70%		07/07/26	2,000,000	2,000,000
Housing RB (42nd & 10th) Series 2010A (LOC: BARCLAYS BANK PLC)	(d)	2.70%		07/07/26	2,000,000	2,000,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.72%		07/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,800,000	4,800,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	3,000,000	3,000,000
State Personal Income Tax RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	5,000,000	5,000,000
North Colonie CSD
GO BAN 2026		3.75%		06/25/27	5,000,000	5,049,768
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	2.72%		07/07/26	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	2.72%		07/07/26	6,000,000	6,000,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	2,460,000	2,460,000
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	10,000,000	10,009,222
Triborough Bridge & Tunnel Auth
General RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	6,000,000	6,000,000
General Refunding RB Series 2017C1		5.00%		11/15/26	150,000	151,346
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,000,000	4,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,675,000	4,675,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	6,000,000	6,015,135
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.79%		07/07/26	1,920,000	1,920,000
						372,537,996
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NORTH CAROLINA 0.8%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(d)	2.85%		07/01/26	24,415,000	24,415,000
Wisconsin Public Finance Auth
RB (Charlotte-Mecklenburg) Series 2018C & 2018E (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%	07/02/26	07/07/26	9,900,000	9,900,000
						34,315,000
OHIO 4.3%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran) Series 2013A (LOC: TRUIST BANK)	(d)	2.73%		07/07/26	5,000,000	5,000,000
RB (Concordia Lutheran) Series 2018B (LOC: TRUIST BANK)	(d)	2.67%		07/07/26	6,735,000	6,735,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	2,460,000	2,460,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025D (LOC: TRUIST BANK)	(d)	2.95%		07/01/26	15,535,000	15,535,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025E (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	8,650,000	8,650,000
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(d)	2.95%		07/01/26	11,270,000	11,270,000
Cuyhoga Cnty
LT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,100,000	3,100,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	7,730,000	7,730,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(d)	2.70%		07/07/26	7,200,000	7,200,000
Hospital Refunding RB (Nationwide Children’s Hospital) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	7,750,000	7,750,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	2,000,000	2,000,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.71%		07/07/26	2,100,000	2,100,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.71%		07/07/26	4,000,000	4,000,000
Ohio HFA
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	920,000	920,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.52%		10/09/26	2,000,000	2,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.58%		10/22/26	5,000,000	5,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.50%		09/15/26	15,300,000	15,300,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2026B		2.42%		07/16/26	4,800,000	4,800,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2026B		2.42%		08/04/26	5,000,000	5,000,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2026B		2.42%		08/18/26	6,000,000	6,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(d)	2.70%		07/07/26	10,000,000	10,000,000
Hospital Refunding RB Series 2017A		5.00%		01/01/27	150,000	151,599
Ohio Water Development Auth
Water Pollution Control Fund RB Series 2024C (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	11,430,000	11,430,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(b)	3.30%		02/01/27	2,860,000	2,860,000
Wisconsin Public Finance Auth
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	35,000,000	35,000,000
						181,991,599
OKLAHOMA 0.4%
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,000,000	4,000,000
Oklahoma Water Utilities Trust
CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		08/11/26	11,000,000	11,000,000
						17,000,000
OREGON 0.3%
Bend La Pine Administrative SD #1
GO Bonds Series 2019 (GTY: OREGON (STATE OF)) (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%	07/02/26	07/07/26	3,910,000	3,910,000
Multnomah Cnty SD #1
GO Bonds Series 2020 (GTY: OREGON (STATE OF)) (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	3,500,000	3,500,000
Oregon
GO Bonds Series 2017I		5.00%		08/01/26	145,000	145,284
GO Refunding Bonds Series 2021H		1.00%		08/01/26	500,000	499,282
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	3.20%		07/07/26	2,780,000	2,780,000
						14,834,566
PENNSYLVANIA 4.5%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	2,505,000	2,505,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran) Series 2016A (LOC: TRUIST BANK)	(d)	2.73%		07/07/26	3,370,000	3,370,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	2.73%		07/07/26	5,975,000	5,975,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	2.73%		07/07/26	9,215,000	9,215,000
Butler Cnty IDA
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	2.73%		07/07/26	2,505,000	2,505,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.77%		07/07/26	2,880,000	2,880,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(d)	2.60%		07/07/26	450,000	450,000
Local Gov’t RB Series 2024B (LOC: TD BANK NA)	(d)	2.90%		07/01/26	3,275,000	3,275,000
RB Series 2022E (LOC: TD BANK NA)	(d)	2.60%		07/07/26	3,150,000	3,150,000
Geisinger Auth
Health System RB (Geisinger) Series 2020A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,930,000	2,930,000
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	14,855,000	14,855,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	5,705,000	5,705,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.75%		07/07/26	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.71%		07/07/26	3,070,000	3,070,000
Pennsylvania HFA
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	1,600,000	1,600,000
S/F Mortgage RB Series 2023-142A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,880,000	1,880,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,600,000	3,600,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,120,000	8,120,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,810,000	2,810,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	3,165,000	3,165,000
S/F Mortgage RB Series 2024-147A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	6,500,000	6,500,000
S/F Mortgage RB Series 2024-147A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.05%		07/01/26	2,670,000	2,670,000
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	16,760,000	16,760,000
S/F Mortgage RB Series 2025-149A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.10%		07/01/26	2,500,000	2,500,000
S/F Mortgage RB Series 2025-149A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,740,000	4,740,000
S/F Mortgage RB Series 2025-150A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
S/F Mortgage RB Series 2025-150A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,000,000	3,000,000
S/F Mortgage RB Series S/F Mortgage RB Series 2025-148A & 150A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	18,155,000	18,155,000
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2024D1 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	10,000,000	10,000,000
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(d)	2.90%		07/01/26	3,000,000	3,000,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(d)	2.65%		07/07/26	585,000	585,000
Pennsylvania State Univ
RB Series 2022A		5.00%		09/01/26	165,000	165,621
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,600,000	3,600,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philadelphia Water & Wastewater
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.57%		08/04/26	2,000,000	2,000,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.57%		09/09/26	1,000,000	1,000,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.35%		07/07/26	800,000	800,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.65%		07/07/26	3,000,000	3,000,000
South Central General Auth
RB (WellSpan Health) Series 2019E (LIQ: BANK OF AMERICA NA)	(d)	3.10%		07/01/26	28,920,000	28,920,000
						191,085,621
RHODE ISLAND 0.4%
North Kingstown
GO BAN 2026I		4.00%		06/24/27	10,000,000	10,144,479
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	3,665,000	3,665,000
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,505,000	2,505,000
						16,314,479
SOUTH CAROLINA 3.0%
Charleston County SD
GO BAN 2026A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		05/06/27	16,000,000	16,347,981
Clover CSD No 2
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		10/01/26	6,285,000	6,321,892
Fort Mill SD No 4
GO BAN Series 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		10/07/26	10,400,000	10,439,286
Orangeburg Cnty SD
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		08/13/26	155,000	155,349
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	12,000,000	12,000,000
Gas Supply RB Series 2023B1	(a)(b)(c)	2.70%		07/07/26	5,295,000	5,295,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	2.70%		07/07/26	6,665,000	6,665,000
South Carolina Association of Gov Org
COP Series 2026A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		03/01/27	13,636,000	13,773,097
South Carolina Housing Finance & Development Auth
M/F Housing RB (Broad River Village Apts) Series 2020 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.72%		07/07/26	8,990,000	8,990,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.72%		07/07/26	2,070,000	2,070,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025F (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	6,000,000	6,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,940,000	1,940,000
Sub Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.53%		08/04/26	7,757,000	7,757,000
Sub Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.48%		09/15/26	18,598,000	18,598,000
Spartanburg Cnty SD No 1
GO BAN Series 2026 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		06/15/27	10,000,000	10,130,421
						126,483,026
TENNESSEE 1.7%
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,970,000	1,970,000
Clarksville Public Building Auth
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	(a)(d)	2.85%		07/07/26	150,000	150,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		2.45%		08/05/26	6,525,000	6,525,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2022A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	14,000,000	14,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		2.57%		10/22/26	3,000,000	3,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.50%		08/17/26	6,250,000	6,250,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.48%		09/01/26	10,000,000	10,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.49%		09/03/26	4,800,000	4,800,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,100,000	3,100,000
Sullivan Cnty Health Educational & Housing Facilities Board
Hospital Refunding RB (Wellmont Health System) Series 2006 & 2011 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	13,000,000	13,000,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	3,610,000	3,610,000
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2025-1A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,600,000	3,600,000
						70,005,000
TEXAS 22.1%
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	9,225,000	9,225,000
Education RB (Riverwalk Education Foundation) Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	315,000	315,849
Education RB (Trinity Basin Preparatory Inc) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	140,000	140,412
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Austin ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	4,010,000	4,010,000
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	100,000	100,168
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	505,000	505,883
Austin Water & Wastewater
Refunding & Improvement RB Series 2026 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	2,230,000	2,230,000
Refunding & Improvement RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
System Refunding RB Series 2026 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	5,495,000	5,495,000
Bishop ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	235,000	235,683
Board of Regents of the University of Texas System		5.00%		08/15/26	240,000	240,648
Booker ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	300,000	304,408
Brooks Cnty SD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,232
Burleson ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	600,000	601,051
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		6.00%		08/01/26	150,000	150,387
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Carrizo Springs ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	150,000	150,435
Celina ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	125,338
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,600,000	3,600,000
City of San Antonio
Electric & Gas Systems Extendible CP Series A	(b)	2.80%	11/17/26	03/22/27	25,000,000	25,000,000
Clifton Higher Education Finance Corp
Education Refunding RB (Idea Public Schools) Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	250,666
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(a)(b)(c)	2.79%	07/02/26	08/27/26	5,200,000	5,200,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corpus Christi ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	205,000	205,547
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	125,357
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	305,000	305,861
Corsicana ISD
ULT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,010,000	2,010,000
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,335,000	3,335,000
Cypress-Fairbanks ISD
ULT GO Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	150,000	151,985
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.53%		08/20/26	9,107,000	9,107,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.60%		08/20/26	6,500,000	6,500,000
Waterworks & Sewer System Refunding RB Series 2017		5.00%		10/01/26	165,000	165,812
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		2.38%		10/08/26	2,150,000	2,150,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.40%		10/20/26	8,800,000	8,800,000
Dallas ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,250,000	2,250,000
Dallas-Fort Worth International Airport
Sub Lien Jt Revenue CP Series 1		2.53%		07/13/26	11,000,000	11,000,000
Sub Lien Jt Revenue CP Series 1		2.55%		09/09/26	10,000,000	10,000,000
Deer Park ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,257
Denton ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	680,000	681,740
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,400,000	2,400,000
ULT GO Refunding Bonds Series 2025C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	115,000	115,316
Desoto ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.05%		07/01/26	1,575,000	1,575,000
Dickinson ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	200,000	202,967
ULT GO Refunding Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	250,000	253,641
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dilley ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	300,000	300,834
Dripping Springs ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	450,000	451,160
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	185,000	185,536
East Central ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	200,000	200,283
Ector Cnty ISD
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	240,000	240,640
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Series 2022 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,000,000	1,000,000
Forney ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	900,000	902,339
Fort Worth Water & Sewer System
Water & Sewer System RB Series 2025 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
Frenship ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	5,935,000	5,935,000
Gatesville ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/27	100,000	99,545
Georgetown Utility System
Utility System RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,275,000	4,275,000
Goliad ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	250,000	250,035
Goose Creek ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,508
Greenville Electric System
RB Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,395,000	4,395,000
Harlandale ISD
ULT GO Refunding Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	220,000	220,372
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.47%		08/12/26	25,330,000	25,330,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.58%		08/12/26	10,940,000	10,940,000
Toll Road 1st Lien Refunding RB Series 2021 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.05%		07/01/26	8,760,000	8,760,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Road 1st Lien Refunding RB Series 2025A		5.00%		08/15/26	100,000	100,267
Toll Road System 1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.47%		08/28/26	7,870,000	7,870,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.82%		07/07/26	2,665,000	2,665,000
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(d)	2.90%		07/01/26	485,000	485,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	8,195,000	8,195,000
Hospital Refunding RB (Memorial Hermann Health System) Series 2020C3	(f)	5.00%		12/01/26	2,040,000	2,065,764
RB (Houston Methodist) Series 2025A (LIQ: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	2,900,000	2,900,000
RB (Houston Methodist) Series 2025B (LIQ: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	600,000	600,000
RB (Houston Methodist) Series 2025E (LIQ: ROYAL BANK OF CANADA)	(d)	2.95%		07/01/26	6,570,000	6,570,000
Harris Cnty Flood Control District
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.60%		07/22/26	430,000	430,000
Harris Cnty HD
LT Bonds Seires 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,100,000	2,100,000
Hillsboro ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	370,000	370,931
Houston Combined Utility System
Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	10,495,000	10,495,000
Houston ISD
LT Refunding Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	2,400,000	2,406,547
Huntsville ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,298
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	550,000	551,276
Hutto ISD
ULT GO Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	175,000	175,278
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/26	100,000	100,111
Jarrell ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/26	230,000	229,963
Joaquin ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/27	150,000	150,393
Judson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.69%		02/01/27	100,000	98,425
Keller ISD
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	200,000	202,647
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kingsville ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	100,000	101,336
Klein ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	125,000	125,222
La Vernia ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	4,495,000	4,495,000
Lake Dallas Tex ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.75%		08/15/26	2,890,000	2,880,270
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,250,000	5,250,000
ULT GO Bonds Series 2026 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	7,125,000	7,125,000
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Laredo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.69%		08/01/26	235,000	234,464
Lewisville ISD
ULT GO Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	300,000	300,756
Longview ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	160,000	162,320
Lower Colorado River Auth
CP Series B (LOC: TRUIST BANK)		2.60%		08/27/26	3,738,000	3,738,000
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	6,265,000	6,265,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	(d)	3.05%		07/01/26	13,000,000	13,000,000
RB (ExxonMobil) Series 2012	(d)	3.05%		07/01/26	3,600,000	3,600,000
Manor ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	135,000	135,242
Mansfield ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	6,535,000	6,535,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,750,000	3,750,000
Melissa ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	100,000	100,194
Mesquite ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	500,000	501,321
Metropolitan Transit Auth Harris Cnty
CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/19/26	15,000,000	15,000,000
CP Series A3 (LOC: BANK OF AMERICA NA)		2.40%		08/19/26	9,000,000	9,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midlothian ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.70%		07/07/26	2,930,000	2,930,000
Montgomery ISD
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	150,000	152,203
Nederland ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/26	100,000	99,893
North East ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	365,000	365,693
North Texas Municipal Water District
Water System RB Extendable CP	(b)	2.55%	09/03/26	03/02/27	10,000,000	10,000,000
Water System Refunding RB Series 2016		5.00%		09/01/26	100,000	100,372
Water System Refunding RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Northside ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	105,000	105,138
Northwest ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.70%		07/07/26	1,780,000	1,780,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,250,000	2,250,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,485,000	5,485,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.71%		07/07/26	11,885,000	11,885,000
Pettus ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	115,000	115,301
Pittsburg ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	130,000	131,893
Ponder ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/15/26	100,000	99,899
Port Arthur ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,300,000	4,300,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	2.75%		07/07/26	31,315,000	31,315,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	2.75%		07/07/26	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	2.75%		07/07/26	4,000,000	4,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prosper ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	175,000	177,525
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,670,000	2,670,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	3,560,000	3,560,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,380,000	3,380,000
Richardson ISD
ULT GO Bonds Series 2026 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	555,000	556,525
Rockwall ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	145,000	146,992
Round Rock ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	100,000	100,182
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,160,000	1,160,000
San Antonio
CP Series F (LIQ: ROYAL BANK OF CANADA)		2.60%		11/16/26	25,000,000	25,000,000
General Improvement Refunding Bonds Series 2019		5.00%		08/01/26	125,000	125,223
General Improvement Refunding Bonds Series 2019 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
Tax Revenue Certificate GO Series 2018		5.00%		08/01/26	1,155,000	1,157,190
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.57%		07/01/26	7,000,000	7,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.51%		09/17/26	6,000,000	6,000,000
Water System Jr Lien Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,600,000	1,600,000
Water System Sub Lien RB Series 2025D (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	975,000	975,000
San Antonio Electric & Gas
Electric & Gas System Jr Lien Refunding RB Series 2022		5.00%		02/01/27	3,650,000	3,703,692
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	8,000,000	8,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,665,000	3,665,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.08%		07/01/26	4,570,000	4,570,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,760,000	2,760,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,325,000	3,325,000
Electric & Gas Systems Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Electric & Gas Systems Refunding RB Series 2024B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,750,000	3,750,000
Electric & Gas Systems Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,175,000	2,175,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
Variable Rate ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	100,000	100,176
Seguin ISD
ULT GO Refunding Bonds Series 2024B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	220,000	220,548
Splendora ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	200,000	202,937
Spring ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	100,262
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,800,000	1,800,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,745,000	2,745,000
Hospital Refunding RB (Baylor Scott & White) Series 2024C	(d)	2.40%		07/07/26	10,000,000	10,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,500,000	1,500,000
RB (Texas Health Resources) Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
Refunding RB (Christus Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.65%		07/07/26	1,250,000	1,250,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(d)	2.74%		07/07/26	500,000	500,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.70%		07/07/26	9,195,000	9,195,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.70%		07/07/26	5,260,000	5,260,000
GO Bonds Series 2019A		5.00%		08/01/26	625,000	626,159
GO Refunding Bonds Series 2018A		5.00%		10/01/26	100,000	100,530
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.70%		07/07/26	12,080,000	12,080,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.70%		07/07/26	5,455,000	5,455,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	2.80%		07/07/26	18,670,000	18,670,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.75%		07/07/26	6,915,000	6,915,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.75%		07/07/26	8,125,000	8,125,000
Veterans Bonds Series 2025B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.70%		07/07/26	15,115,000	15,115,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans Bonds Series 2026A (LIQ: TD BANK NA)	(d)	2.75%		07/07/26	23,000,000	22,998,671
Water Financial Assistance Refunding Bonds Series 2019D		5.00%		08/01/26	390,000	390,682
Texas A&M Univ
CP Series A		2.51%		07/15/26	27,480,000	27,480,000
CP Series A		2.53%		07/15/26	18,000,000	18,000,000
CP Series B		2.55%		10/15/26	7,448,276	7,448,276
RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2026B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,795,000	1,795,000
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.72%		07/07/26	4,360,000	4,360,000
Texas Transportation Commission State Highway Fund		5.00%		10/01/26	190,000	191,012
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.71%		07/07/26	2,000,000	2,000,000
Texas Transportation Finance Corp
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	6,560,000	6,560,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,125,000	2,125,000
Sub Tier Toll Refunding RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,625,000	3,625,000
State Water Implementation Fund RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.08%		07/01/26	4,305,000	4,305,000
State Water Implementation Fund RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	4,295,000	4,295,000
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,360,000	1,360,000
State Water Implementation Fund RB Series 2025 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	1,725,000	1,725,000
State Water Implementation Fund RB Series 2025 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.87%	07/02/26	09/03/26	4,875,000	4,875,000
State Water Implementation Fund RB Series 2025 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,400,000	1,400,000
State Water Implementation Fund RB Series 2025 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	3,600,000	3,600,000
State Water Implementation Fund RB Series 2025 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,200,000	3,200,000
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,500,000	4,500,000
Univ of Texas
CP Notes Series A		2.42%		07/21/26	5,000,000	5,000,000
CP Notes Series A		2.47%		08/04/26	5,000,000	5,000,000
CP Notes Series A		2.50%		08/20/26	8,000,000	8,000,000
CP Notes Series A		2.53%		09/10/26	5,000,000	5,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CP Notes Series A		2.52%		09/22/26	25,000,000	25,000,000
CP Notes Series A		2.44%		10/08/26	12,500,000	12,500,000
Financing System RB Series 2008B	(d)	2.60%		07/07/26	4,920,000	4,920,000
Permanent University Fund Refunding Bonds Series 2006B		5.25%		07/01/26	540,000	540,000
Revenue Financing CP Series A		2.40%		07/01/26	1,533,000	1,533,000
Revenue Financing CP Series A		2.40%		07/08/26	7,500,000	7,500,000
Revenue Financing CP Series A		2.39%		07/16/26	12,500,000	12,500,000
Revenue Financing CP Series A		2.40%		07/16/26	6,200,000	6,200,000
Revenue Financing CP Series A		2.43%		07/21/26	14,250,000	14,250,000
Revenue Financing CP Series A		2.40%		08/06/26	14,204,000	14,204,000
Revenue Financing CP Series A		2.38%		08/13/26	4,195,000	4,195,000
Revenue Financing CP Series A		2.48%		08/25/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.47%		09/09/26	5,000,000	5,000,000
Revenue Financing CP Series A&B		2.50%		08/20/26	5,000,000	5,000,000
Revenue Financing CP Series A&B		2.53%		11/03/26	5,650,000	5,650,000
Revenue Financing CP Series A&B		2.53%		11/05/26	2,500,000	2,500,000
Revenue Financing System RB Series 2016J		5.00%		08/15/26	680,000	681,872
Van Alstyne ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
Venus ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(g)	2.78%		08/15/26	200,000	199,320
Waller ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,405,000	3,405,000
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	3,125,000	3,125,000
Winnsboro ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/27	300,000	304,367
						927,490,453
UTAH 0.3%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.70%		07/07/26	700,000	700,000
Hospital RB (IHC Health Services) Series 2020B2	(f)	5.00%		08/03/26	600,000	601,133
Hospital RB (IHC Health Services) Series 2020B2		5.00%		08/03/26	1,990,000	1,993,710
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.70%		07/07/26	10,000,000	10,000,000
						13,294,843
VIRGINIA 2.7%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	400,000	400,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	29,850,000	29,850,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,500,000	5,500,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,640,000	2,640,000
Sr Lien RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.08%		07/01/26	3,560,000	3,560,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	3.05%		07/01/26	900,000	900,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.71%		07/07/26	4,000,000	4,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(d)	2.65%		07/07/26	15,000,000	15,000,000
Roanoke Economic Development Auth Corp
Hospital RB (Carilion Clinic Obligated Group) Series 2025B (LOC: PNC BANK NA)	(d)	2.68%		07/07/26	18,540,000	18,540,000
Hospital Refunding RB (Carilion Clinic) Series 2020C (LOC: TD BANK NA)	(d)	2.90%		07/01/26	2,360,000	2,360,000
RB (Carilion Clinic) Series 2025C (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	14,000,000	14,000,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: TRUIST BANK)	(d)	2.90%		07/01/26	5,380,000	5,380,000
RB (Sentara Health) Series 2024		2.55%		08/11/26	2,500,000	2,500,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,800,000	5,800,000
Winchester IDA
RB (Valley Health System) Series 2024B1 (LOC: TRUIST BANK)	(d)	2.90%		07/01/26	400,000	400,000
RB (Valley Health System) Series 2024B2 (LOC: TRUIST BANK)	(d)	2.90%		07/01/26	1,000,000	1,000,000
						111,830,000
WASHINGTON 1.4%
Chelan Cnty SD
ULT GO Refunding Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	100,000	100,968
Clallam County SD#121
ULT GO Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	675,000	681,593
Edmonds SD #15
ULT GO Refunding Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	100,000	100,968
King Cnty Sewer System
Jr Lien Sewer Refunding RB Series 2025B (LIQ: BANK OF AMERICA NA)	(d)	2.85%		07/01/26	1,075,000	1,075,000
LT GO CP Series A		2.42%		07/08/26	2,000,000	1,999,968
LT GO CP Series A		2.42%		07/15/26	2,000,000	2,000,000
Sewer Refunding RB Series 2016B		5.00%		07/01/26	310,000	310,000
King County SD #210 Federal Way
ULT GO Bonds Series 2021 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	125,000	126,138
Mead SD No 354
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	125,000	126,112
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	2.72%		07/07/26	1,300,000	1,300,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pierce Cnty WA SD#417
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	300,000	303,034
Port of Seattle
Intermediate Lien Refunding RB Series 2024A		5.00%		03/01/27	1,235,000	1,255,443
Seattle Municipal Light and Power
Light & Power RB Series 2020A		5.00%		07/01/26	500,000	500,000
Spokane & Whitman Cntys SD #360-316
ULT GO Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/26	200,000	201,778
Washington
COP Series 2015C		5.00%		07/01/26	450,000	452,457
COP Series 2016B		5.00%		07/01/26	400,000	400,000
COP Series 2022B		5.00%		07/01/26	275,000	275,000
COP Series 2024B		5.00%		07/01/26	365,000	365,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,390,000	3,390,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,665,000	1,665,000
GO Bonds Series 2024C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,250,000	1,250,000
GO Bonds Series 2025C		5.00%		02/01/27	180,000	182,527
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.70%		07/07/26	7,000,000	7,000,000
GO Refunding Bonds Series R2018C		5.00%		08/01/26	1,005,000	1,006,753
GO Refunding Bonds Series R-2018D		5.00%		08/01/26	500,000	500,997
GO Refunding Bonds Series R2020C		5.00%		07/01/26	610,000	610,000
GO Refunding Bonds Series R2022C		4.00%		07/01/26	265,000	265,000
GO Refunding Bonds Series R2022D		4.00%		07/01/26	115,000	115,000
GO Refunding Bonds Series R2023A		5.00%		08/01/26	605,000	606,111
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2020D		5.00%		07/01/26	410,000	410,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B		5.00%		07/01/26	110,000	110,000
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	5,510,000	5,510,000
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.64%		07/07/26	23,300,000	23,300,000
						57,494,847
WEST VIRGINIA 0.0%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(d)	2.83%		07/07/26	690,000	690,000
WISCONSIN 3.7%
Appleton Recovery Zone Facility
Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(d)	2.75%		07/07/26	5,000,000	5,000,000
Michigan Finance Auth
Hospital RB (Beacon Health System) Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	30,000,000	30,000,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C1	(f)	5.00%		07/29/26	140,000	141,856
RB (Bellin Memorial Hospital) Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,450,000	1,450,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	1,500,000	1,500,000
Housing RB Series 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.62%		07/07/26	5,250,000	5,250,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TRUIST BANK)	(d)	2.80%		07/01/26	2,300,000	2,300,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(d)	2.75%		07/07/26	20,000,000	20,000,000
Hospital RB (Lee Health System) Series 2024A & 2026C (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	41,655,000	41,655,000
RB (The Carle Foundation) Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	7,600,000	7,600,000
Refunding RB (ProHealthcare Inc Obligated Group) Series 2025 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.15%		07/01/26	40,000,000	40,000,000
						154,896,856
MULTIPLE STATES 8.4%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	2.74%		07/07/26	55,300,000	55,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	2.74%		07/07/26	21,400,000	21,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	2.73%		07/07/26	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	2.72%		07/07/26	51,800,000	51,800,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	2.72%		07/07/26	29,700,000	29,700,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	2.76%		07/07/26	32,200,000	32,200,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	2.75%		07/07/26	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	2.73%		07/07/26	15,000,000	15,000,000
Variable Rate Demand Preferred Shares Series A (LOC: BANK OF AMERICA NA)	(a)(d)	2.74%		07/07/26	12,400,000	12,400,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	2.73%		07/07/26	55,500,000	55,500,000
						351,300,000
Total Municipal Securities (Cost $4,214,931,512)						4,214,931,512
Total Investments in Securities (Cost $4,214,931,512)						4,214,931,512

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,964,710,000 or 46.8% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HDA —	Housing development authority
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$4,214,931,512
Receivables:
Fund shares sold		39,191,702
Interest		21,321,848
Investments sold		4,640,878
Prepaid expenses	+	385,273
Total assets		4,280,471,213

Liabilities
Payables:
Investments bought - delayed-delivery		46,699,085
Fund shares redeemed		31,345,277
Due to custodian		4,625,091
Distributions to shareholders		1,870,765
Investment adviser and administrator fees		558,736
Shareholder service fees		25,916
Accrued expenses	+	68,925
Total liabilities		85,193,795
Net assets		$4,195,277,418

Net Assets by Source
Capital received from investors		$4,195,257,933
Total distributable earnings	+	19,485
Net assets		$4,195,277,418

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,268,779,150		1,268,591,095		$1.00
Ultra Shares	$2,926,498,268		2,926,062,457		$1.00

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$48,201,418

Expenses
Investment adviser and administrator fees		3,791,820
Shareholder service fees:
Investor Shares		926,037
Registration fees		260,926
Portfolio accounting fees		72,269
Independent trustees’ fees		24,960
Professional fees		18,620
Custodian fees		16,817
Shareholder reports		8,347
Transfer agent fees		628
Other expenses	+	9,125
Total expenses		5,129,549
Expense reduction	–	411,566
Net expenses	–	4,717,983
Net investment income		43,483,435

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		19,485
Increase in net assets resulting from operations		$43,502,920
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$43,483,435	$92,851,481
Net realized gains	+	19,485	45,965
Increase in net assets from operations		$43,502,920	$92,897,446

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($12,769,475 )	($29,636,683 )
Ultra Shares	+	(30,713,960)	(63,254,445)
Total distributions		($43,483,435 )	($92,891,128 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		647,699,930	1,315,456,679
Ultra Shares	+	2,646,190,249	5,216,503,573
Total shares sold		3,293,890,179	6,531,960,252
Shares Reinvested
Investor Shares		9,386,975	22,029,610
Ultra Shares	+	22,984,293	43,875,707
Total shares reinvested		32,371,268	65,905,317
Shares Redeemed
Investor Shares		(718,167,910)	(1,241,989,526)
Ultra Shares	+	(2,762,596,778)	(5,005,047,964)
Total shares redeemed		(3,480,764,688)	(6,247,037,490)
Net transactions in fund shares		(154,503,241)	350,828,079

NET ASSETS
Beginning of period		$4,349,761,174	$3,998,926,777
Total increase (decrease)	+	(154,483,756)	350,834,397
End of period		$4,195,277,418	$4,349,761,174

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.89%*	2.05%	2.78%	2.58%	0.87%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.30%[3,4]	0.10%[4]
Total expenses	0.35%**	0.35%	0.35%	0.35%	0.35%[3]	0.35%
Net investment income (loss)	1.78%**	2.03%	2.74%	2.53%	0.92%	0.01%
Net assets, end of period (x 1,000,000)	$2,416	$2,563	$2,605	$2,483	$2,604	$2,224

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.96%*	2.21%	2.93%	2.73%	0.99%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.19%[3,4]	0.09%[4]
Total expenses	0.20%**	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Net investment income (loss)	1.93%**	2.18%	2.89%	2.68%	1.45%	0.01%
Net assets, end of period (x 1,000,000)	$6,680	$6,796	$6,426	$5,562	$5,456	$778

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
CALIFORNIA 100.5%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	50,450,000	50,450,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.10%		07/07/26	15,175,000	15,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.22%		07/07/26	9,200,000	9,200,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.30%		07/07/26	1,455,000	1,455,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.30%		07/07/26	820,000	820,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	5,500,000	5,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2001A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.69%	07/02/26	07/07/26	3,000,000	3,000,000
Toll Bridge RB Series 2007C2 (LOC: PNC BANK NA)	(a)	2.30%		07/07/26	10,000,000	10,000,000
Toll Bridge RB Series 2024A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.15%		07/07/26	32,200,000	32,200,000
Toll Bridge RB Series 2024B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.30%		07/07/26	41,395,000	41,395,000
Toll Bridge RB Series 2024C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	44,000,000	44,000,000
Toll Bridge RB Series 2024D (LOC: TD BANK NA)	(a)	2.50%		07/01/26	22,015,000	22,015,000
Toll Bridge RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	2.50%		07/01/26	35,280,000	35,280,000
Toll Bridge RB Series 2024H (LOC: BANK OF AMERICA NA)	(a)	2.50%		07/01/26	43,810,000	43,810,000
Toll Bridge RB Series 2024I (LOC: TD BANK NA)	(a)	2.50%		07/01/26	20,470,000	20,470,000
Toll Bridge RB Series 2026B (LOC: WELLS FARGO BANK NA)	(a)	2.15%		07/07/26	34,200,000	34,200,000
Toll Bridge RB Series 2026C (LOC: WELLS FARGO BANK NA)	(a)	2.35%		07/07/26	44,725,000	44,725,000
Toll Bridge RB Series 2026D (LOC: BANK OF AMERICA NA)	(a)	2.25%		07/07/26	102,550,000	102,550,000
Blackrock MuniHoldings California Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.77%		07/07/26	406,200,000	406,200,000
Burbank Glendale Pasadena Airport Auth
CP Series B1 (LOC: BARCLAYS BANK PLC)		2.50%		08/10/26	30,000,000	30,000,000
CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.37%		08/10/26	13,750,000	13,750,000
CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/10/26	20,000,000	20,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California
GO Bonds		5.00%		08/01/26	17,780,000	17,817,632
GO Bonds		5.00%		09/01/26	2,250,000	2,259,617
GO Bonds (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.85%		07/01/26	4,600,000	4,600,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	30,625,000	30,625,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		07/07/26	3,190,000	3,190,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	4,685,000	4,685,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	2,500,000	2,500,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,375,000	2,375,000
GO Bonds (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	15,230,000	15,230,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	2.70%		07/01/26	20,000	20,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	2.15%		07/07/26	36,365,000	36,365,000
GO Bonds Series 2005A21 (LOC: TD BANK NA)	(a)	2.25%		07/07/26	75,200,000	75,200,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	2.15%		07/07/26	12,400,000	12,400,000
GO Bonds Series 2005B3 (LOC: TD BANK NA)	(a)	2.25%		07/07/26	49,100,000	49,100,000
GO Bonds Series 2024B1 (LOC: PNC BANK NA)	(a)	2.20%		07/07/26	74,750,000	74,750,000
GO Bonds Series 2024B2 (LOC: PNC BANK NA)	(a)	2.15%		07/07/26	40,000,000	40,000,000
GO Bonds Series 2024C3 (LOC: BANK OF AMERICA NA)	(a)	2.15%		07/07/26	42,430,000	42,430,000
GO Bonds Series 2024D (LOC: JPMORGAN CHASE BANK NA)	(a)	2.10%		07/07/26	50,000,000	50,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.40%		07/22/26	18,460,000	18,460,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.45%		07/22/26	13,475,000	13,475,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.50%		07/23/26	32,355,000	32,355,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.45%		08/12/26	14,935,000	14,935,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.41%		08/19/26	11,912,000	11,912,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.43%		08/19/26	50,000,000	49,998,665
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.40%		08/20/26	22,580,000	22,580,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.42%		09/02/26	6,283,000	6,283,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.43%		07/09/26	41,685,000	41,685,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.40%		08/04/26	22,300,000	22,300,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.43%		08/13/26	36,510,000	36,510,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.40%		08/20/26	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.40%		09/01/26	26,000,000	26,000,000
GO CP Series A3 (LOC: TRUIST BANK)		2.45%		07/31/26	35,875,000	35,875,000
GO CP Series A3 (LOC: TRUIST BANK)		2.42%		08/11/26	25,815,000	25,815,000
GO CP Series A4 (LOC: TD BANK NA)		2.40%		07/07/26	16,000,000	16,000,000
GO CP Series A4 (LOC: TD BANK NA)		2.45%		08/11/26	23,985,000	23,985,000
GO CP Series A4 (LOC: TD BANK NA)		2.44%		09/01/26	10,225,000	10,225,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.43%		07/08/26	33,325,000	33,325,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.44%		08/06/26	50,000,000	50,000,000
GO CP Series A6&B6 (LOC: BANK OF AMERICA NA)		2.40%		08/18/26	20,130,000	20,130,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.40%		07/10/26	38,295,000	38,295,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.40%		07/23/26	18,847,000	18,847,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.40%		08/04/26	10,000,000	10,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.40%		09/02/26	30,455,000	30,455,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO CP Series A8 (LOC: BANK OF MONTREAL)		2.41%		07/16/26	33,290,000	33,290,000
GO CP Series A8 (LOC: BANK OF MONTREAL)		2.40%		08/25/26	20,985,000	20,985,000
GO Refunding Bonds		5.00%		08/01/26	40,580,000	40,665,579
GO Refunding Bonds		5.00%		08/01/26	675,000	676,203
GO Refunding Bonds		5.00%		09/01/26	100,000	100,345
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	14,625,000	14,625,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%		07/07/26	1,135,000	1,135,000
GO Refunding Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.80%		07/01/26	160,000,000	160,000,000
GO Refunding Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.57%		07/07/26	85,000,000	85,000,000
California Community Choice Financing Auth
Clean Energy RB Series 2021B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	3,700,000	3,700,000
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%	07/02/26	07/07/26	2,000,000	2,000,000
Clean Energy RB Series 2023E1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	1,410,000	1,410,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	3,700,000	3,700,000
Clean Energy RB Series 2024B (LOC: WELLS FARGO BANK NA)	(b)(c)(d)	2.85%		07/01/26	3,750,000	3,750,000
Clean Energy RB Series 2025E (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.75%		07/01/26	5,185,000	5,185,000
California Dept of Water Resources
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.45%		07/08/26	29,370,000	29,370,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.44%		07/16/26	8,712,000	8,712,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.45%		07/16/26	6,653,000	6,653,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.43%		07/20/26	26,475,000	26,475,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.42%		08/12/26	21,222,000	21,222,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.44%		08/13/26	1,445,000	1,445,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.45%		08/13/26	1,671,000	1,671,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.43%		09/02/26	17,834,000	17,834,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.45%		09/10/26	5,532,000	5,532,000
Water System RB Series 2026A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	2,500,000	2,500,000
California Educational Facilities Auth
CP Notes (Stanford Univ)		2.35%		07/07/26	6,900,000	6,900,000
CP Notes (Stanford Univ) Series S3		2.20%		11/17/26	33,000,000	33,000,000
RB (California Institute of Technology) Series 2006A	(a)	2.05%		07/07/26	34,415,000	34,415,000
RB (California Institute of Technology) Series 2006B	(a)	1.97%		07/07/26	40,675,000	40,675,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	53,515,000	53,515,000
RB (Stanford Univ) Series V1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.85%		07/01/26	22,225,000	22,225,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	2.62%		07/07/26	10,000,000	10,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	2.77%		07/07/26	4,620,000	4,620,000
RB (EDCO Disposal Corp) Series 2024 (LOC: WELLS FARGO BANK NA)	(a)(b)	2.15%		07/07/26	28,585,000	28,585,000
RB (EDCO Refuse Services) Series 2025 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.10%		07/07/26	73,000,000	73,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	2.25%		07/07/26	52,000,000	52,000,000
RB (Cedars-Sinai Medical Center) Series 2016A		5.00%		08/15/26	400,000	401,075
RB (Cedars-Sinai) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/01/26	16,385,000	16,385,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	2.87%		07/07/26	13,115,000	13,115,000
RB (El Camino Health) Series 2025B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.35%		07/01/26	33,535,000	33,535,000
RB (El Camino Health) Series 2025C (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.35%		07/01/26	48,600,000	48,600,000
RB (Kaiser Permanente) Series 2006E		2.35%		07/08/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2006E		2.48%		10/06/26	38,800,000	38,800,000
RB (Kaiser Permanente) Series 2006E		2.48%		10/07/26	43,320,000	43,320,000
RB (Kaiser Permanente) Series 2006E		2.48%		11/04/26	15,525,000	15,525,000
RB (Scripps Health) Series 2024C1	(a)	2.00%		07/07/26	50,500,000	50,500,000
RB (Scripps Health) Series 2024C2	(a)	1.75%		07/07/26	79,500,000	79,500,000
Refunding RB CP Notes (Stanford Hospital) Series 2008B2-2		2.24%		07/17/26	42,050,000	42,050,000
California Infrastructure & Economic Development Bank
1st Lien Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	2.38%		07/07/26	480,000	480,000
California Municipal Finance Auth
M/F Housing RB (Burbank Housing - Beverly Apartments) Series 2025A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	8,120,000	8,120,000
M/F Housing RB (Cora Creek Apts) Series 2025A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	40,535,000	40,535,000
M/F Housing RB (Elowen Oak Apts) Series 2026 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	10,000,000	10,000,000
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	2.55%		07/01/26	86,055,000	86,055,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	2.50%		07/01/26	28,245,000	28,245,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	2.50%		07/01/26	13,160,000	13,160,000
Refunding RB (ExxonMobil) Series 2007	(a)	2.60%		07/01/26	32,505,000	32,505,000
Solid Waste Disposal RB (Recology Inc) Series 2024A (LOC: PNC BANK NA)	(a)(b)	2.23%		07/07/26	61,000,000	61,000,000
Variable Rate Demand M/F Housing RB (2657 Budlong) Series 2026A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	16,500,000	16,500,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	2.45%		07/07/26	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	2.15%		07/07/26	5,060,000	5,060,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	2.45%		07/07/26	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.15%		07/07/26	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.15%		07/07/26	5,395,000	5,395,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	2.45%		07/07/26	3,800,000	3,800,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	2.45%		07/07/26	2,500,000	2,500,000
Solid Waste Disposal RB (Maple Dairy) Series 2025 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.45%		07/07/26	5,500,000	5,500,000
Solid Waste Disposal RB (P & D Dairy Poso Creek Family Dairy LLC) Series 2003 (LOC: BMO BANK NA)	(a)	2.45%		07/07/26	3,000,000	3,000,000
Solid Waste Disposal RB (Poso Creek Family Dairy LLC) Series 2025 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.45%		07/07/26	3,500,000	3,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	2.23%		07/07/26	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	2.00%		07/07/26	30,000,000	30,000,000
Solid Waste Disposal RB (T&W Farms) Series 2002 (LOC: COBANK ACB)	(a)	2.45%		07/07/26	2,940,000	2,940,000
Solid Waste Disposal RB (Vanderham Family Trust-Koetsier & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	2.45%		07/07/26	2,000,000	2,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: TD BANK NA)	(a)	2.45%		07/01/26	49,620,000	49,620,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B2 (LIQ: TD BANK NA)	(a)	2.45%		07/01/26	85,170,000	85,170,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)	2.00%		07/07/26	36,635,000	36,635,000
RB (Sharp Healthcare) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	2.35%		07/01/26	43,325,000	43,325,000
RB (Sharp Healthcare) Series 2024D (LOC: TD BANK NA)	(a)	1.95%		07/07/26	43,050,000	43,050,000
RB (Sharp Healthcare) Series 2024E (LOC: TD BANK NA)	(a)	2.35%		07/01/26	32,890,000	32,890,000
California Public Works Board
Lease RB Series 2021B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	7,500,000	7,500,000
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,300,000	2,300,000
Lease RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.88%		07/01/26	2,500,000	2,500,000
Lease RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	7,500,000	7,500,000
Lease RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	3,750,000	3,750,000
Lease Refunding RB Series 2023C		5.00%		09/01/26	1,500,000	1,506,254
California State Univ
CP Series A1 (LOC: BARCLAYS BANK PLC)		2.43%		07/07/26	5,090,000	5,090,000
CP Series A1 (LOC: BARCLAYS BANK PLC)		2.45%		07/07/26	27,000,000	27,000,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.41%		09/09/26	32,505,000	32,505,000
CP Series A2&B2 (LOC: WELLS FARGO BANK NA)		2.40%		09/03/26	4,163,000	4,163,000
CP Series A2&B2 (LOC: WELLS FARGO BANK NA)		2.40%		09/09/26	74,719,000	74,719,000
RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	3,035,000	3,035,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	8,075,000	8,075,000
RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.69%		07/07/26	1,800,000	1,800,000
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.75%		07/01/26	9,935,000	9,935,000
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.69%		07/07/26	6,530,000	6,530,000
RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	2,790,000	2,790,000
RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	5,625,000	5,625,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	2.62%		07/07/26	2,890,000	2,890,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.22%		07/07/26	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	29,090,000	29,090,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	2,900,000	2,900,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.14%		07/07/26	10,420,000	10,420,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.68%		07/07/26	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	4,450,000	4,450,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.22%		07/07/26	2,320,000	2,320,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	5,040,000	5,040,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	2.20%		07/07/26	4,340,000	4,340,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	27,520,000	27,520,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.20%		07/07/26	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	2.20%		07/07/26	1,870,000	1,870,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.64%		07/07/26	6,900,000	6,900,000
M/F Housing Refunding RB (Horizons at Indio Park) Series 2005F (LOC: CITIBANK NA)	(a)	2.20%		07/07/26	2,005,000	2,005,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.10%		07/07/26	26,445,000	26,445,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.73%		07/07/26	13,730,000	13,730,000
M/F Housing Refunding RB (Varenna Assisted Living Apts) Series 2026A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.22%		07/07/26	11,385,000	11,385,000
RB (Kaiser Permanente) Series 2004E		2.35%		08/05/26	21,700,000	21,700,000
RB (Kaiser Permanente) Series 2004E		2.48%		11/05/26	45,015,000	45,015,000
RB (Kaiser Permanente) Series 2004I		2.35%		07/07/26	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2004I		2.35%		08/05/26	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004I		2.38%		08/06/26	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004I		2.48%		11/03/26	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004K		2.30%		08/04/26	25,000,000	25,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2004K		2.38%		08/06/26	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004K		2.48%		10/08/26	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2006D		2.35%		07/08/26	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2006D		2.30%		08/04/26	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2006D		2.48%		10/07/26	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2008B		2.48%		10/06/26	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2008B		2.49%		11/03/26	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008C		2.35%		07/07/26	38,800,000	38,800,000
RB (Kaiser Permanente) Series 2008C		2.48%		10/06/26	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		2.35%		08/05/26	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2009B3		2.49%		11/05/26	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2009B4		2.49%		11/04/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		2.49%		11/04/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		2.48%		10/08/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		2.49%		11/03/26	11,700,000	11,700,000
Central Valley Energy Auth
Commodity Supply RB Series 2025 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	3,985,000	3,985,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		07/07/26	3,075,000	3,075,000
Contra Costa Water District
Extendible CP	(c)	2.66%	09/23/26	03/22/27	23,000,000	23,000,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.31%		08/04/26	6,960,000	6,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.43%		10/06/26	33,400,000	33,400,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.45%		11/05/26	6,640,000	6,640,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.43%		11/17/26	21,000,000	21,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.32%		08/04/26	2,150,000	2,150,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.42%		08/05/26	26,000,000	26,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.45%		11/05/26	42,600,000	42,600,000
Water System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.75%		07/01/26	450,000	450,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	2.45%		07/01/26	12,555,000	12,555,000
Water & Wastewater Refunding RB Series 2021A		4.00%		07/01/26	135,000	135,000
Water & Wastewater Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)	2.55%		07/01/26	11,760,000	11,760,000
Elsinore Valley Municipal Water District
RB Series 2025A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	66,050,000	66,050,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.66%		07/07/26	57,715,000	57,715,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.42%		09/15/26	30,500,000	30,500,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Irvine
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.55%		07/01/26	8,583,000	8,583,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	14,800,000	14,800,000
Consolidated Refunding Bonds Series 2025A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	36,000,000	36,000,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.55%		07/01/26	4,536,000	4,536,000
Los Angeles
Lease RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.50%		07/01/26	16,000,000	16,000,000
TRAN 2026	(e)	5.00%		06/24/27	100,000,000	102,106,000
Los Angeles CCD
GO Bonds Series 2008J		5.00%		08/01/26	195,000	195,379
GO Bonds Series 2016C1		5.00%		08/01/26	610,000	611,182
GO Bonds Series 2016F		5.00%		08/01/26	910,000	911,663
GO Bonds Series 2022A1		5.00%		08/01/26	140,000	140,266
GO Bonds Series 2022C		5.00%		08/01/26	1,325,000	1,327,574
GO Bonds Series I		4.00%		08/01/26	530,000	530,529
GO Refunding Bonds Series 2024		5.00%		08/01/26	250,000	250,431
Los Angeles Cnty
TRAN 2026-2027A	(e)	5.00%		06/30/27	1,825,000	1,871,574
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.45%		07/07/26	11,750,000	11,750,000
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.45%		08/18/26	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.40%		07/15/26	25,000,000	25,000,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		2.45%		07/07/26	48,020,000	48,020,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/04/26	5,470,000	5,470,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/20/26	16,205,000	16,205,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.67%		07/07/26	2,500,000	2,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2019A		5.00%		07/01/26	250,000	250,000
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%	07/02/26	07/07/26	1,400,000	1,400,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.68%		07/07/26	3,970,000	3,970,000
Lease RB Series 2024H (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.68%		07/07/26	13,330,000	13,330,000
Lease RB Series 2025J (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.75%		07/01/26	1,875,000	1,875,000
Lease RB Series 2025J (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.70%		07/07/26	10,550,000	10,550,000
Los Angeles Dept of Airports
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	8,000,000	8,000,000
Sr RB Series 2020C 2022H & 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	13,440,000	13,440,000
Sr RB Series 2022G		5.00%		05/15/27	4,750,000	4,839,940
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,250,000	2,250,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	6,005,000	6,005,000
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	2,200,000	2,200,000
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	3,220,000	3,220,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%	07/02/26	07/07/26	1,670,000	1,670,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.65%		07/07/26	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	2,410,000	2,410,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	1,335,000	1,335,000
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.68%	07/02/26	07/07/26	3,000,000	3,000,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	4,110,000	4,110,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		07/07/26	6,450,000	6,450,000
Sub Refunding RB Series 2016B & 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%	07/02/26	07/07/26	6,380,000	6,380,000
Sub Refunding RB Series 2018D&2021A&2021D&2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.55%		07/01/26	6,780,000	6,780,000
Sub Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.80%		07/01/26	7,215,000	7,215,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.75%		07/07/26	5,600,000	5,600,000
Sub Refunding RB series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/07/26	3,335,000	3,335,000
Sub Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.80%		07/01/26	11,135,000	11,135,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.75%		07/01/26	33,070,000	33,070,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	9,375,000	9,375,000
Sub Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	4,000,000	4,000,000
Sub Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.85%	07/02/26	08/27/26	16,655,000	16,655,000
Sub Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	6,455,000	6,455,000
Sub Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.72%		07/07/26	3,545,000	3,545,000
Sub Refunding RB Series 2025A & 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	15,820,000	15,820,000
Sub Refunding RB Series 2025A & 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	24,240,000	24,240,000
Sub Refunding RB Series 2025A&B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	24,045,000	24,045,000
Sub Revenue CP Series A1&B1&C1 (LOC: PNC BANK NA)		2.44%		08/03/26	20,249,000	20,249,000
Sub Revenue CP Series A2&B2&C2 (LOC: BARCLAYS BANK PLC)		2.58%		08/03/26	35,000,000	35,000,000
Sub Revenue CP Series A3&B3 (LOC: BANK OF AMERICA NA)		2.41%		08/03/26	20,600,000	20,600,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		2.44%		08/03/26	5,934,000	5,934,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%	07/02/26	07/07/26	3,000,000	3,000,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.50%		07/01/26	18,335,000	18,335,000
Lease RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.72%		07/07/26	16,100,000	16,100,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.45%		07/09/26	13,500,000	13,500,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.40%		08/06/26	9,000,000	9,000,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.45%		09/03/26	20,000,000	20,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.35%		08/06/26	20,000,000	20,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.45%		07/06/26	18,250,000	18,250,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.42%		07/09/26	16,850,000	16,850,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.45%		07/09/26	8,751,000	8,751,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.40%		08/04/26	3,000,000	3,000,000
Los Angeles Unified School District
GO Refunding Bonds Series 2017A		5.00%		07/01/26	500,000	500,000
Los Angeles USD
GO Bonds Series 2018B1		5.00%		07/01/26	675,000	675,000
GO Bonds Series 2020RYQ		5.00%		07/01/26	2,270,000	2,270,000
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	19,570,000	19,570,000
GO Bonds Series 2022QRR		5.00%		07/01/26	225,000	225,000
GO Bonds Series 2022QRR (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	4,925,000	4,925,000
GO Bonds Series 2023QRR		5.00%		07/01/26	225,000	225,000
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	2.68%		07/07/26	9,625,000	9,625,000
GO Bonds Series 2024QRR		5.00%		07/01/26	700,000	700,000
GO Refunding Bonds Series 2016B		5.00%		07/01/26	465,000	465,000
GO Refunding Bonds Series 2019A		5.00%		07/01/26	900,000	900,000
GO Refunding Bonds Series 2020A		5.00%		07/01/26	305,000	305,000
GO Refunding Bonds Series 2021A		5.00%		07/01/26	150,000	150,000
ULT GO Refunding Bonds Series 2024A		5.00%		07/01/26	5,415,000	5,415,000
Mt. San Antonio CCD
GO Bonds Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	4,000,000	4,000,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.70%		07/07/26	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.70%		07/07/26	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.70%		07/07/26	40,400,000	40,400,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.70%		07/07/26	71,400,000	71,400,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.76%		07/07/26	65,000,000	65,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.74%		07/07/26	14,000,000	14,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.76%		07/07/26	79,000,000	79,000,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.74%		07/07/26	66,900,000	66,900,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	2.10%		07/07/26	44,370,000	44,370,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.25%		07/07/26	71,780,000	71,780,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	2.35%		07/01/26	23,950,000	23,950,000
Riverside Cnty
Teeter Plan Obligation Notes 2025A		2.55%		10/16/26	54,585,000	54,614,663
TRAN 2026	(e)	5.00%		06/30/27	2,800,000	2,872,296
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.20%		07/07/26	10,050,000	10,050,000
Sacramento Municipal Utility District
CP Series M1 (LOC: BANK OF AMERICA NA)		2.43%		08/04/26	16,666,000	16,666,000
Sub Electric Refunding RB Series 2023C (LOC: PNC BANK NA)	(a)	2.30%		07/07/26	57,020,000	57,020,000
San Diego
TRAN 2026-2027	(e)	5.00%		06/30/27	1,000,000	1,026,020
San Diego CCD
GO Bonds Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	1,285,000	1,285,000
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.80%		07/01/26	2,800,000	2,800,000
Sr Airport RB Series 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	7,790,000	7,790,000
Sr Airport RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.72%		07/07/26	2,555,000	2,555,000
Sr Airport RB Series 2025B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		07/01/26	4,000,000	4,000,000
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.73%		07/07/26	3,210,000	3,210,000
Sub Airport Refunding RB Series 2019A		5.00%		07/01/26	250,000	250,000
Sub Airport Refunding RB Series 2020B		5.00%		07/01/26	860,000	860,000
San Diego Cnty Water Auth
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.45%		08/04/26	29,100,000	29,100,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.30%		08/06/26	10,000,000	10,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.50%		08/26/26	20,000,000	20,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.26%		12/02/26	37,400,000	37,400,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.29%		07/16/26	14,115,000	14,115,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.44%		08/05/26	15,000,000	15,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.49%		08/13/26	26,500,000	26,500,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.22%		11/17/26	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.25%		11/18/26	3,025,000	3,025,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	2.20%		07/07/26	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	2.20%		07/07/26	76,435,000	76,435,000
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	1,875,000	1,875,000
Sr Water RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.70%		07/07/26	7,530,000	7,530,000
Sub Water RB Series 2016A		5.00%		08/01/26	140,000	140,245
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.43%		07/15/26	8,391,000	8,391,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.44%		07/15/26	12,030,000	12,030,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.45%		07/15/26	51,408,000	51,406,324
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.42%		10/15/26	6,328,000	6,328,000
San Diego USD
GO Bonds Series 2016F & 2017J & 2021N2 & 2022O2 (LIQ: CITIBANK NA)	(b)(c)(d)	2.70%		07/07/26	11,950,000	11,950,000
GO Bonds Series 2016J2		4.00%		07/01/26	300,000	300,000
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.65%		07/07/26	2,920,000	2,920,000
GO Bonds Series 2023A3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		07/07/26	725,000	725,000
GO Bonds Series 2024-O2		5.00%		07/01/26	100,000	100,000
GO Bonds Series 2025C3		5.00%		07/01/26	735,000	735,000
GO Bonds Series 2025I3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	2,660,000	2,660,000
GO Bonds Series 2025P2		5.00%		07/01/26	940,000	940,000
GO Refunding Bonds Series 2016 R5		5.00%		07/01/26	715,000	715,000
GO Refunding Bonds Series 2025		5.00%		07/01/26	935,000	935,000
San Francisco
Lease Revenue CP Series 2 & 2T (LOC: TD BANK NA)		2.48%		08/06/26	52,685,000	52,685,000
San Francisco Airport Commission
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	17,000,000	17,000,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%	07/02/26	07/07/26	20,440,000	20,440,000
RB 2nd Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	4,400,000	4,400,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	17,500,000	17,500,000
RB 2nd Series 2019A & 2019E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	11,640,000	11,640,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	4,580,000	4,580,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		07/01/26	61,020,000	61,020,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	9,385,000	9,385,000
RB 2nd Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		07/01/26	18,500,000	18,500,000
RB 2nd Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		07/07/26	500,000	500,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	12,890,000	12,890,000
RB 2nd Series 2025D (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.80%		07/01/26	8,430,000	8,430,000
RB 2nd Series 2025D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	5,000,000	5,000,000
RB 2nd Series 2026C1 (LOC: WELLS FARGO BANK NA)	(a)	2.60%		07/07/26	25,000,000	25,000,000
RB 2nd Series 2026C2 (LOC: WELLS FARGO BANK NA)	(a)	2.60%		07/07/26	20,000,000	20,000,000
RB 2nd Series 2026D (LOC: BANK OF AMERICA NA)	(a)	2.75%		07/07/26	29,865,000	29,865,000
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	2,900,000	2,900,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/07/26	13,000,000	13,000,000
Refunding RB 2nd Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	10,000,000	10,000,000
Refunding RB 2nd Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	2,400,000	2,400,000
Refunding RB 2nd Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.80%		07/01/26	13,500,000	13,500,000
Refunding RB 2nd Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	4,800,000	4,800,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.70%		07/07/26	3,750,000	3,750,000
Sales Tax Refunding RB Series 2016A		4.00%		07/01/26	250,000	250,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco City & Cnty Public Utilities Commission Power
Power RB Series 2026A (LOC: BARCLAYS BANK PLC)	(b)(c)(d)	2.89%		08/11/26	5,700,000	5,700,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	2.20%		07/07/26	12,760,000	12,760,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	2.20%		07/07/26	12,770,000	12,770,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	2.20%		07/07/26	2,150,000	2,150,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.35%		07/07/26	40,777,000	40,777,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.30%		08/05/26	34,608,000	34,608,000
Power CP Series A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.33%		07/07/26	30,605,000	30,605,000
Power CP Series A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/04/26	7,500,000	7,500,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.25%		07/08/26	30,000,000	30,000,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.32%		08/04/26	35,000,000	35,000,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.42%		08/04/26	8,000,000	8,000,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.44%		10/07/26	18,000,000	18,000,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		07/07/26	2,130,000	2,130,000
Wastewater RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	5,000,000	5,000,000
Wastewater RB Series 2024C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	2,950,000	2,950,000
Wastewater RB Series 2024D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.69%		07/07/26	12,465,000	12,465,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.30%		07/07/26	27,500,000	27,500,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.38%		08/04/26	9,650,000	9,650,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.42%		08/04/26	17,400,000	17,400,000
Water CP Series A4 (LOC: PNC BANK NA)		2.25%		07/08/26	27,000,000	27,000,000
Water CP Series A4 (LOC: PNC BANK NA)		2.42%		08/04/26	47,443,000	47,443,000
Water Refunding RB Series 2025D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	4,675,000	4,675,000
Water Refunding RB Sub Series 2016B		4.00%		11/01/26	100,000	100,451
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.63%		07/07/26	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.22%		07/07/26	18,800,000	18,800,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.74%		07/07/26	4,095,000	4,095,000
Sub Airport CP Notes Series A&B (LOC: BANK OF AMERICA NA)		2.47%		09/03/26	12,077,000	12,077,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.10%		07/07/26	6,675,000	6,675,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	2.25%		07/07/26	30,075,000	30,075,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	2.45%		07/01/26	19,185,000	19,185,000
San Rafael Redevelopment Agency
M/F Housing RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	2.59%		07/07/26	1,220,000	1,220,000
Santa Clara
GO Bonds Series 2026B		5.00%		08/01/26	12,650,000	12,675,934
Santa Clara Valley Transportation Auth
Sales Tax RB Series 2025A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	10,000,000	10,000,000
Sales Tax RB Series 2025A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/26	32,870,000	32,870,000
Santa Clara Valley Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.29%		07/07/26	9,375,000	9,375,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.38%		08/05/26	25,000,000	25,000,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/17/26	27,000,000	27,000,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		08/18/26	25,700,000	25,700,000
Santa Clarita Valley Water Agency
CP Series A (LOC: BANK OF AMERICA NA)		2.28%		08/03/26	10,450,000	10,450,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.20%		07/07/26	5,800,000	5,800,000
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.20%		07/07/26	12,525,000	12,525,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.50%		07/01/26	1,345,000	1,345,000
Sub Water Refunding RB Series 2019A		5.00%		07/01/26	275,000	275,000
Sub Water Refunding RB Series 2020A		5.00%		07/01/26	645,000	645,000
Sub Water Refunding RB Series 2024B1 (LIQ: BANK OF AMERICA NA)	(a)	2.22%		07/07/26	63,965,000	63,965,000
Water Refunding RB Series 2025B (LIQ: PNC BANK NA)	(a)	2.30%		07/07/26	103,600,000	103,600,000
Southern California Public Power Auth
RB (Southern Transmission System Renewal) Series 2026-1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.67%		07/07/26	9,680,000	9,680,000
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.29%		07/07/26	59,495,000	59,495,000
Refunding RB (Linden Wind Energy) Series 2024A (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		07/01/26	31,875,000	31,875,000
Univ of California
CP Notes Series 2009A		2.45%		07/06/26	15,235,000	15,235,000
CP Notes Series 2009A		2.42%		07/07/26	38,500,000	38,500,000
CP Notes Series 2009A		2.42%		07/08/26	8,850,000	8,850,000
CP Notes Series 2009A		2.35%		07/21/26	10,000,000	10,000,000
CP Notes Series 2009A		2.42%		07/22/26	15,000,000	15,000,000
CP Notes Series 2009A		2.45%		08/12/26	3,975,000	3,975,000
CP Notes Series 2009A		2.47%		08/12/26	19,000,000	19,000,000
CP Notes Series 2009A		2.50%		09/02/26	28,700,000	28,700,000
CP Notes Series 2009A		2.55%		09/02/26	21,300,000	21,300,000
CP Notes Series 2009A		2.48%		09/03/26	21,000,000	21,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CP Notes Series 2009A		2.49%		09/03/26	14,000,000	14,000,000
CP Notes Series 2009A		2.50%		09/09/26	20,000,000	20,000,000
CP Notes Series 2009A		2.50%		09/10/26	11,165,000	11,165,000
CP Notes Series 2009A		2.50%		10/06/26	33,405,000	33,404,878
General RB Series 2013AL2	(a)	2.50%		07/01/26	14,815,000	14,815,000
General RB Series 2013AL3	(a)	2.55%		07/01/26	19,935,000	19,935,000
General RB Series 2013AL4	(a)	2.50%		07/01/26	14,825,000	14,825,000
General RB Series 2024BY1	(a)	2.23%		07/07/26	16,460,000	16,460,000
General RB Series 2025CC (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	2,835,000	2,835,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/01/26	7,800,000	7,800,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.69%		07/07/26	10,500,000	10,500,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.55%		07/01/26	10,095,000	10,095,000
Medical Center Pooled RB Series 2022P (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.69%		07/07/26	5,000,000	5,000,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.70%		07/07/26	8,765,000	8,765,000
Ventura USD
GO Bonds Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.70%		07/01/26	800,000	800,000
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.67%		07/07/26	1,780,000	1,780,000
Walnut Energy Center Auth
Sub CP Notes Series AB (LOC: BANK OF AMERICA NA)		2.40%		10/07/26	15,000,000	15,000,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.70%		07/07/26	3,800,000	3,800,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.65%		07/07/26	2,700,000	2,700,000
						9,144,101,719
Total Municipal Securities (Cost $9,144,101,719)						9,144,101,719
Total Investments in Securities (Cost $9,144,101,719)						9,144,101,719

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,354,340,000 or 25.9% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$9,144,101,719
Cash		19,412
Receivables:
Fund shares sold		48,877,598
Interest		29,039,567
Investments sold		20,240,438
Prepaid expenses	+	234,273
Total assets		9,242,513,007

Liabilities
Payables:
Investments bought - delayed-delivery		107,875,890
Fund shares redeemed		32,467,570
Distributions to shareholders		3,951,758
Investment adviser and administrator fees		1,330,606
Investments bought		500,000
Shareholder service fees		49,690
Accrued expenses	+	162,343
Total liabilities		146,337,857
Net assets		$9,096,175,150

Net Assets by Source
Capital received from investors		$9,096,091,270
Total distributable earnings	+	83,880
Net assets		$9,096,175,150

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,416,225,752		2,415,634,014		$1.00
Ultra Shares	$6,679,949,398		6,678,408,825		$1.00

See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$91,368,410

Expenses
Investment adviser and administrator fees		8,212,543
Shareholder service fees:
Investor Shares		1,793,479
Registration fees		169,130
Portfolio accounting fees		70,315
Custodian fees		29,104
Independent trustees’ fees		26,527
Professional fees		22,049
Shareholder reports		13,549
Transfer agent fees		625
Other expenses	+	26,751
Total expenses		10,364,072
Expense reduction	–	351,050
Net expenses	–	10,013,022
Net investment income		81,355,388

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		78,511
Increase in net assets resulting from operations		$81,433,899
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$81,355,388	$190,528,458
Net realized gains	+	78,511	192,542
Increase in net assets from operations		$81,433,899	$190,721,000

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($21,200,727 )	($51,972,255 )
Ultra Shares	+	(60,154,661)	(138,727,897)
Total distributions		($81,355,388 )	($190,700,152 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,238,314,968	2,580,493,453
Ultra Shares	+	4,441,634,112	8,753,925,369
Total shares sold		5,679,949,080	11,334,418,822
Shares Reinvested
Investor Shares		15,579,016	38,067,061
Ultra Shares	+	44,024,944	102,135,151
Total shares reinvested		59,603,960	140,202,212
Shares Redeemed
Investor Shares		(1,400,457,204)	(2,661,056,258)
Ultra Shares	+	(4,601,278,549)	(8,486,230,124)
Total shares redeemed		(6,001,735,753)	(11,147,286,382)
Net transactions in fund shares		(262,182,713)	327,334,652

NET ASSETS
Beginning of period		$9,358,279,352	$9,030,923,852
Total increase (decrease)	+	(262,104,202)	327,355,500
End of period		$9,096,175,150	$9,358,279,352

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]
Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.02%*	2.45%	3.06%	3.03%	0.92%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%**	0.34%	0.34%	0.34%	0.31%[3,4]	0.12%[4]
Total expenses	0.36%**	0.35%	0.36%	0.36%	0.37%[3]	0.38%
Net investment income (loss)	2.06%**	2.41%	3.01%	3.00%	1.05%	0.01%
Net assets, end of period (x 1,000,000)	$1,072	$1,101	$1,054	$989	$702	$470

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.10%*	2.60%	3.21%	3.19%	1.05%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%**	0.19%	0.19%	0.19%	0.19%[3,4]	0.12%[4]
Total expenses	0.21%**	0.20%	0.21%	0.21%	0.22%[3]	0.23%
Net investment income (loss)	2.21%**	2.56%	3.15%	3.13%	1.60%	0.01%
Net assets, end of period (x 1,000,000)	$2,135	$2,154	$1,848	$1,394	$1,058	$98

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 0.3%
Huntsville Health Care Auth
RB Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	10,400,000	10,400,000
NEW YORK 100.1%
Ardsley UFSD
BAN 2026		4.00%		06/02/27	10,000,000	10,126,483
Baldwinsville CSD
BAN 2025B		4.00%		07/17/26	5,900,000	5,902,382
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	37,275,000	37,275,000
Sr RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,225,000	2,225,000
Sr RB Series 2025 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
Beacon NY SD
BAN 2026	(e)	4.00%		06/30/27	13,500,000	13,649,040
Blackrock MuniYield New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7A (LOC: BANK OF AMERICA NA)	(a)(d)	2.81%		07/07/26	110,100,000	110,100,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	7,280,000	7,280,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	8,950,000	8,950,000
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	4,000,000	4,011,504
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	9,425,000	9,425,000
Eastport South Manor CSD
BAN Series 2026		3.50%		05/20/27	10,000,000	10,081,945
Erie Cnty IDA
Civic Facility RB (Canisius High School) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	7,740,000	7,740,000
Evans-Brant CSD
BAN 2026B		4.00%		06/23/27	14,250,000	14,420,926
Fayetteville-Manlius CSD
BAN 2025B		4.00%		07/16/26	2,100,000	2,100,643
Glen Cove SD
BAN 2026		4.00%		06/24/27	10,000,000	10,128,978
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grand Island
BAN 2025		4.00%		10/02/26	6,743,892	6,771,591
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(a)(b)(c)	2.69%		07/07/26	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	12,500,000	12,500,000
Hyde Park CSD
BAN 2026		3.50%		06/23/27	23,040,000	23,144,215
Ithaca CSD
BAN 2025		4.00%		07/10/26	2,600,000	2,600,603
Katonah-Lewisboro UFSD
BAN 2026A		3.75%		06/02/27	8,160,000	8,242,703
Kenmore NY
BAN 2026A		3.50%		05/14/27	12,064,600	12,161,626
Lancaster CSD
BAN 2026		4.00%		06/03/27	11,000,000	11,140,540
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.79%		07/07/26	7,500,000	7,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(d)	2.74%		07/07/26	345,000	345,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(d)	2.72%		07/07/26	1,980,000	1,980,000
Lewiston-Porter CSD
BAN 2025		3.75%		07/15/26	10,500,000	10,502,379
BAN 2026	(e)	4.00%		06/22/27	10,500,000	10,610,985
Long Island Power Auth
Electric System General RB Series 2015GR1 (LOC: TD BANK NA)		2.53%		08/06/26	10,500,000	10,500,000
Electric System General RB Series 2015GR2 (LOC: TD BANK NA)		2.50%		07/22/26	23,000,000	23,000,000
Electric System General RB Series 2015GR3 (LOC: BANK OF AMERICA NA)		2.55%		07/20/26	24,500,000	24,500,000
Electric System General RB Series 2015GR6 (LOC: BARCLAYS BANK PLC)		2.55%		09/03/26	9,000,000	9,000,000
Mahopac CSD
BAN 2025		3.75%		07/24/26	3,355,793	3,357,455
Metropolitan Transportation Auth
Dedicated Tax Bonds Series 2024B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,800,000	5,800,000
Dedicated Tax Fund Bonds Series 2017B1 (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.95%		07/01/26	10,130,000	10,130,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(d)	2.90%		07/01/26	600,000	600,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2b (LOC: BANK OF AMERICA NA)	(d)	2.65%		07/07/26	34,155,000	34,155,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(d)	2.85%		07/01/26	2,455,000	2,455,000
Transportation RB Series 2005D2 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	4,265,000	4,265,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	14,250,000	14,250,000
Transportation Refunding RB Series 2002D-2A1 (LOC: TRUIST BANK)	(d)	2.85%		07/01/26	8,120,000	8,120,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(d)	2.85%		07/01/26	600,000	600,000
Transportation Refunding RB Series 2012G3 (LOC: ROYAL BANK OF CANADA)	(d)	2.90%		07/01/26	1,815,000	1,815,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	5,000,000	5,000,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(d)	2.90%		07/01/26	395,000	395,000
Middletown City SD
BAN 2025		3.25%		12/02/26	7,000,000	7,019,842
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	5,795,000	5,795,000
Nassau Cnty IDA
Housing RB (Rockville Centre Housing Associates) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.92%		07/07/26	6,855,000	6,855,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.05%		07/01/26	800,000	800,000
GO Bonds Fiscal 2008 Series J10		5.00%		08/01/26	1,350,000	1,352,623
GO Bonds Fiscal 2008 Series J11		5.00%		08/01/26	600,000	600,978
GO Bonds Fiscal 2008 Series J9		5.00%		08/01/26	395,000	395,766
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(d)	2.65%		07/07/26	615,000	615,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(d)	2.95%		07/01/26	400,000	400,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	3.05%		07/01/26	4,350,000	4,350,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(d)	2.90%		07/01/26	600,000	600,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	7,830,000	7,830,000
GO Bonds Fiscal 2016 Series E		5.00%		08/01/26	2,365,000	2,369,922
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.95%		07/01/26	700,000	700,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.90%		07/01/26	1,675,000	1,675,000
GO Bonds Fiscal 2017 Series C		5.00%		08/01/26	1,955,000	1,958,444
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/26	250,000	250,432
GO Bonds Fiscal 2018 Series A		5.00%		08/01/26	1,225,000	1,227,285
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	3.05%		07/01/26	1,245,000	1,245,000
GO Bonds Fiscal 2018 Series C		5.00%		08/01/26	500,000	501,004
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	6,850,000	6,850,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.00%		07/01/26	6,550,000	6,550,000
GO Bonds Fiscal 2019 Series A		5.00%		08/01/26	890,000	891,579
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.05%		07/01/26	5,775,000	5,775,000
GO Bonds Fiscal 2020 Series C1		5.00%		08/01/26	1,310,000	1,312,547
GO Bonds Fiscal 2021 Series A1		5.00%		08/01/26	1,900,000	1,903,709
GO Bonds Fiscal 2021 Series C		5.00%		08/01/26	100,000	100,194
GO Bonds Fiscal 2022 Series B1		5.00%		08/01/26	295,000	295,504
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,485,000	3,485,000
GO Bonds Fiscal 2023 Series A1		5.00%		09/01/26	1,955,000	1,962,480
GO Bonds Fiscal 2023 Series B1		5.00%		10/01/26	1,225,000	1,232,259
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,025,000	8,025,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2023 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.69%		07/07/26	5,625,000	5,625,000
GO Bonds Fiscal 2023 Series C		5.00%		08/01/26	255,000	255,506
GO Bonds Fiscal 2023 Series E1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	12,020,000	12,020,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	8,300,000	8,300,000
GO Bonds Fiscal 2023 Series E1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series F1		5.00%		08/01/26	5,890,000	5,901,612
GO Bonds Fiscal 2024 Series D (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	8,440,000	8,440,000
GO Bonds Fiscal 2024 Series E		5.00%		08/01/26	5,000,000	5,009,825
GO Bonds Fiscal 2025 Series A		5.00%		08/01/26	4,700,000	4,709,580
GO Bonds Fiscal 2025 Series A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	1,900,000	1,900,000
GO bonds Fiscal 2025 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,025,000	3,025,000
GO Bonds Fiscal 2025 Series C1		5.00%		09/01/26	65,000	65,265
GO Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	11,090,000	11,090,000
GO Bonds Fiscal 2025 Series C3 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	68,750,000	68,750,000
GO Bonds Fiscal 2025 Series G1		5.00%		02/01/27	300,000	304,211
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,300,000	3,300,000
GO Bonds Fiscal 2025 Series G2 (LIQ: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	2,800,000	2,800,000
GO Bonds Fiscal 2025 Series G3 (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	2,775,000	2,775,000
GO Bonds Fiscal 2026 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	7,450,000	7,450,000
GO Bonds Fiscal 2026 Series D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	10,355,000	10,355,000
GO Bonds Fiscal 2026 Series G (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
GO Bonds Fiscal 2026 Series H3 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	20,000,000	20,000,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1		3.10%		11/01/26	215,000	215,026
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	22,000,000	22,000,000
M/F Housing RB Series 2015D1B		3.30%		11/01/26	225,000	225,104
M/F Housing RB Series 2018C1A		2.85%		11/01/26	190,000	190,006
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.70%		07/07/26	24,380,000	24,380,000
M/F Housing RB Series 2021C1		0.75%		11/01/26	135,000	133,994
M/F Housing RB Series 2021F1		0.65%		11/01/26	595,000	590,126
M/F Housing RB Series 2021F3 (LIQ: ROYAL BANK OF CANADA)	(d)	2.67%		07/07/26	7,100,000	7,100,000
M/F Housing RB Series 2021G		0.60%		11/01/26	330,000	327,389
M/F Housing RB Series 2022 A&C1&E2 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	8,500,000	8,500,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(d)	2.67%		07/07/26	14,810,000	14,810,000
M/F Housing RB Series 2022F2A	(f)	3.40%		12/22/26	250,000	250,000
M/F Housing RB Series 2022F2A		3.40%		12/22/26	3,125,000	3,125,569
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	4,000,000	4,000,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(d)	2.65%		07/07/26	9,200,000	9,200,000
M/F Housing RB Series 2023B3 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	15,190,000	15,190,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.70%		07/07/26	8,000,000	8,000,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,500,000	4,500,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,690,000	4,690,000
M/F Housing RB Series 2026D & 2025A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	12,335,000	12,335,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB Series 2026E1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,135,000	2,135,000
M/F Housing RB Series 2026G3 (LIQ: PNC BANK NA)	(d)	2.68%		07/07/26	7,300,000	7,300,000
M/F Housing RB Series 2026I	(b)	2.70%		12/01/26	9,000,000	9,000,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	500,000	500,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(d)	2.70%		07/07/26	4,760,000	4,760,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	(d)	2.75%		07/07/26	17,265,000	17,265,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(d)	3.12%		07/07/26	24,000,000	24,000,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.67%		07/07/26	20,700,000	20,700,000
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.80%		07/07/26	46,700,000	46,700,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	24,000,000	24,000,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.12%		07/07/26	14,700,000	14,700,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.12%		07/07/26	40,000,000	40,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(d)	2.70%		07/07/26	7,435,000	7,435,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,980,000	3,980,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,800,000	1,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	14,000,000	14,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	2,830,000	2,830,000
Water & Sewer System 2nd General resolution RB Fiscal 2025 Series EE2 (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	2.99%		07/01/26	2,100,000	2,100,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,330,000	4,330,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series BB (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.69%		07/07/26	3,700,000	3,700,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series CC (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	2,300,000	2,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(d)	2.90%		07/01/26	600,000	600,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(d)	2.80%		07/01/26	4,505,000	4,505,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.69%		07/07/26	9,930,000	9,930,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,215,000	4,215,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.69%		07/07/26	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	1,325,000	1,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	24,550,000	24,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.00%		07/01/26	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(d)	2.65%		07/07/26	10,800,000	10,800,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1		5.00%		07/15/26	1,265,000	1,266,136
Building Aid RB Fiscal 2018 Series S2		5.00%		07/15/26	200,000	200,152
Building Aid RB Fiscal 2019 Series S1		5.00%		07/15/26	940,000	940,610
Building Aid RB Fiscal 2019 Series S3A		5.00%		07/15/26	125,000	125,097
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	12,905,000	12,905,000
Building Aid RB Fiscal 2023 Series S1A		5.00%		07/15/26	925,000	925,735
Building Aid RB Fiscal 2026 Series S1		5.00%		07/15/26	320,000	320,285
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	540,000	540,000
Future Tax Secured Sub Bonds Fiscal 2017 Series C		5.00%		11/01/26	100,000	100,762
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.65%		07/07/26	1,150,000	1,150,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(d)	2.90%		07/01/26	5,935,000	5,935,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.90%		07/01/26	2,145,000	2,145,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B1		3.00%		08/01/26	100,000	100,030
Future Tax Secured Sub Bonds Fiscal 2021 Series A		5.00%		11/01/26	695,000	700,334
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series D1		5.00%		11/01/26	615,000	619,946
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series B1		5.00%		11/01/26	1,535,000	1,546,995
Future Tax Secured Sub Bonds Fiscal 2023 Series D1		5.00%		11/01/26	150,000	151,218
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.69%		07/07/26	6,560,000	6,560,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2023 Series E1		5.00%		11/01/26	1,285,000	1,294,957
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	7,010,000	7,010,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,185,000	4,185,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	10,255,000	10,255,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	11,250,000	11,250,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.69%		07/07/26	6,875,000	6,875,000
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	2,815,000	2,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series A1		5.00%		11/01/26	350,000	352,459
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	4,290,000	4,290,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	9,505,519	9,505,519
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,225,000	2,225,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.66%		07/07/26	7,600,000	7,600,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	15,255,000	15,255,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	8,540,000	8,540,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,080,000	8,080,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	3,335,000	3,335,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,650,000	3,650,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	4,740,000	4,740,000
Future Tax Secured Sub Bonds Fiscal 2026 Series B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,725,000	3,725,000
Future Tax Secured Sub Bonds Fiscal 2026 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,330,000	5,330,000
Future Tax Secured Sub Bonds Fiscal 2026 Series I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,930,000	2,930,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,375,000	4,375,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(b)	2.71%	07/02/26	11/27/26	15,000,000	15,000,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(b)	2.71%	07/02/26	01/11/27	13,100,000	13,100,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	19,000,000	19,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.83%		07/07/26	34,000,000	34,000,000
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	1,500,000	1,500,000
RB (Cornell Univ) Series 2019D		5.00%		07/01/26	150,000	150,000
RB (Cornell Univ) Series 2024A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	15,000,000	15,000,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	18,350,000	18,350,000
RB (Cornell Univ) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	5,215,000	5,215,000
RB (Memorial Sloan-Kettering Cancer Center) Series 2025-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	2,190,000	2,190,000
RB (New York Univ) Series 2016 A		5.00%		07/01/26	390,000	390,000
RB (New York Univ) Series 2017A		5.00%		07/01/26	125,000	125,000
RB (New York Univ) Series 2018A		5.00%		07/01/26	175,000	175,000
RB (New York Univ) Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	13,125,000	13,125,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.72%		07/07/26	6,830,000	6,830,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	705,000	705,000
Refunding RB (Cornell Univ) Series 2020A		5.00%		07/01/26	1,995,000	1,995,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	13,280,000	13,280,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	5,825,000	5,825,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	3,455,000	3,455,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	4,165,000	4,165,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,625,000	5,625,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	1,875,000	1,875,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	9,655,000	9,655,000
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	1,875,000	1,875,000
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	17,275,000	17,275,000
State Personal Income Tax RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,255,000	4,255,000
State Personal Income Tax RB Series 2026A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	4,000,000	4,000,000
State Personal Income Tax RB Series 2026A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	6,995,000	6,995,000
State Personal Income Tax RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	5,700,000	5,700,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.69%		07/07/26	23,560,000	23,560,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,125,000	2,125,000
State Sales Tax RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	3,750,000	3,750,000
State Sales Tax RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,685,000	4,685,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	19,500,000	19,500,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	2,050,000	2,050,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	14,200,000	14,200,000
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	3.00%		07/01/26	28,850,000	28,850,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	2.85%		07/07/26	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	20,000,000	20,000,000
Housing RB (316 11th Ave) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.60%		07/07/26	450,000	450,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	10,100,000	10,100,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	5,800,000	5,800,000
Housing RB (42nd & 10th) Series 2007A (LOC: BARCLAYS BANK PLC)	(d)	2.70%		07/07/26	12,500,000	12,500,000
Housing RB (42nd & 10th) Series 2007A (LOC: BARCLAYS BANK PLC)	(d)	2.75%		07/07/26	49,780,000	49,780,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.85%		07/07/26	29,145,000	29,145,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	17,410,000	17,410,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	13,250,000	13,250,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	2.65%		07/07/26	8,910,000	8,910,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	2.65%		07/07/26	7,000,000	7,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(d)	2.55%		07/07/26	33,590,000	33,590,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	44,000,000	44,000,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	10,000,000	10,000,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	11,500,000	11,500,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	6,500,000	6,500,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	2.82%		07/07/26	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	3,905,000	3,905,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.12%		07/07/26	4,525,000	4,525,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.75%		07/07/26	19,700,000	19,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	49,200,000	49,200,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.65%		07/07/26	23,500,000	23,500,000
Housing RB (W 17th St) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.65%		07/07/26	36,475,000	36,475,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(d)	2.75%		07/07/26	4,400,000	4,400,000
Housing RB Series 2022A1 & 2022D1 & 2023A1 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	10,750,000	10,750,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: ROYAL BANK OF CANADA)	(d)	2.67%		07/07/26	40,590,000	40,590,000
Homeowner Mortgage RB Series 226		1.65%		10/01/26	320,000	319,165
Homeowner Mortgage RB Series 226		1.70%		04/01/27	600,000	593,613
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(d)	2.75%		07/07/26	26,180,000	26,180,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(d)	2.60%		07/07/26	14,820,000	14,820,000
Homeowner Mortgage RB Series 258 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	735,000	735,000
New York State Power Auth
CP Series 1		2.52%		08/04/26	29,500,000	29,500,000
CP Series 1		2.52%		08/05/26	25,528,000	25,528,000
CP Series 1		2.50%		08/06/26	10,400,000	10,400,000
Green Transmission RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.69%		07/07/26	6,600,000	6,600,000
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	6,665,000	6,665,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.72%		07/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	13,220,000	13,220,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	15,545,000	15,545,000
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	6,800,000	6,800,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	13,000,000	13,000,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	17,330,000	17,330,000
State Personal Income Tax RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,500,000	2,500,000
State Personal Income Tax RB Series 2025B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,200,000	8,200,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.70%		07/07/26	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	2,290,000	2,290,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,125,000	3,125,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	3,880,000	3,880,000
State Personal Income Tax RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,895,000	8,895,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.87%		07/07/26	14,250,000	14,250,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	6,665,000	6,665,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	2.72%		07/07/26	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	2.72%		07/07/26	70,600,000	70,600,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	2.74%		07/07/26	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College Dormitory) Series 2004A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	4,040,000	4,040,000
Orchard Park
BAN 2025		3.50%		08/14/26	11,139,000	11,149,715
Orchard Park CSD
BAN 2026		4.00%		04/30/27	24,000,000	24,323,156
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 175th Series		4.00%		12/01/26	150,000	150,107
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.74%		07/07/26	1,700,000	1,700,000
Consolidated Bonds 195th Series		5.00%		10/01/26	525,000	528,100
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Consolidated Bonds 207th Series		5.00%		09/15/26	23,065,000	23,175,301
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.72%		07/07/26	1,745,000	1,745,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	6,960,000	6,960,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.71%		07/07/26	1,310,000	1,310,000
Consolidated Bonds 223rd Series		5.00%		07/15/26	2,185,000	2,186,746
Consolidated Bonds 226th Series		5.00%		10/15/26	290,000	291,775
Consolidated Bonds 231st Series		5.00%		08/01/26	400,000	400,741
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	2,760,000	2,760,000
Consolidated Bonds 234th Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	2,625,000	2,625,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	450,000	450,000
Consolidated Bonds 236th Series (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.72%		07/07/26	6,670,000	6,670,000
Consolidated Bonds 242nd Series		5.00%		12/01/26	3,105,000	3,133,262
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.73%		07/07/26	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(a)(b)(c)	2.70%		07/07/26	7,500,000	7,500,000
Consolidated Bonds 245th Series		5.00%		09/01/26	200,000	200,796
Consolidated Bonds 249th Series		5.00%		10/15/26	100,000	100,579
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	5,110,000	5,110,000
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	1,100,000	1,100,000
Schenectady IDA
Civic Facility RB (Union Graduate College) Series 2008A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	3,180,000	3,180,000
South Glens Falls CSD
BAN 2026		4.00%		06/22/27	11,000,000	11,137,865
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	15,545,000	15,559,297
Syosset CSD
BAN 2026		3.25%		04/23/27	25,000,000	25,172,126
Tompkins Cnty
GO BAN 2026		3.50%		02/12/27	13,900,000	13,995,791
Tompkins Cnty IDA
Civic Facility RB Series 2003A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.87%		07/07/26	4,620,000	4,620,000
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(d)	3.05%		07/01/26	1,120,000	1,120,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	1,250,000	1,250,000
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,305,000	3,305,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,800,000	4,800,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.70%		07/07/26	8,875,000	8,875,000
General RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,750,000	2,750,000
General RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,375,000	3,375,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	24,975,000	24,975,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	3,120,000	3,120,000
General RB Series 2026A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,100,000	3,100,000
General Refunding RB Series 2005B2 (LOC: BANK OF AMERICA NA)	(d)	2.65%		07/07/26	3,900,000	3,900,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(d)	3.05%		07/01/26	3,215,000	3,215,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(d)	2.90%		07/01/26	1,125,000	1,125,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	11,465,000	11,465,000
Payroll Mobility Tax Sr Lien Bonds Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,020,000	3,020,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%	07/02/26	07/07/26	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,290,000	2,290,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,875,000	3,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.71%		07/07/26	2,835,000	2,835,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	4,835,000	4,835,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	4,840,000	4,840,000
Payroll Mobility Tax Sr Lien Bonds Series 2024B1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	2.70%		07/07/26	4,820,000	4,820,000
Payroll Mobility Tax Sr Lien RB Series 2021A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	4,580,000	4,580,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2026A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.70%		07/07/26	2,205,000	2,205,000
Payroll Mobility Tax Sr. Lien Refunding Bonds Series 2026A1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.15%		07/01/26	5,500,000	5,500,000
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.05%		07/01/26	10,000,000	10,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	4,700,000	4,700,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	3,625,000	3,625,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	2.71%		07/07/26	15,000,000	15,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.70%		07/07/26	3,315,000	3,315,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	6,665,000	6,665,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.70%		07/07/26	11,830,000	11,830,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	16,655,000	16,655,000
Sales Tax RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	7,455,000	7,455,000
Sales Tax RB Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.07%		07/01/26	3,335,000	3,335,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.95%		07/01/26	6,450,000	6,450,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.70%		07/07/26	10,000,000	10,000,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	6,701,451	6,718,355
Valley CSD
BAN 2026		4.00%		06/17/27	8,000,000	8,104,935
Wallkill CSD
BAN 2026		3.50%		06/24/27	11,345,000	11,448,040
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.79%		07/07/26	430,000	430,000
Yorktown CSD
BAN 2026		4.00%		06/22/27	10,000,000	10,129,233
						3,208,043,712
Total Municipal Securities (Cost $3,218,443,712)						3,218,443,712
Total Investments in Securities (Cost $3,218,443,712)						3,218,443,712

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,505,180,519 or 46.9% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.

See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$3,218,443,712
Cash		23,950,459
Receivables:
Fund shares sold		16,648,956
Interest		14,218,366
Prepaid expenses	+	251,875
Total assets		3,273,513,368

Liabilities
Payables:
Investments bought		32,405,208
Investments bought - delayed-delivery		24,260,025
Fund shares redeemed		8,065,152
Distributions to shareholders		1,456,521
Investment adviser and administrator fees		432,475
Shareholder service fees		22,001
Accrued expenses	+	59,394
Total liabilities		66,700,776
Net assets		$3,206,812,592

Net Assets by Source
Capital received from investors		$3,206,733,998
Total distributable earnings	+	78,594
Net assets		$3,206,812,592

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,071,781,559		1,071,564,867		$1.00
Ultra Shares	$2,135,031,033		2,134,649,749		$1.00

See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$36,206,294

Expenses
Investment adviser and administrator fees		2,880,734
Shareholder service fees:
Investor Shares		790,963
Registration fees		177,941
Portfolio accounting fees		54,220
Independent trustees’ fees		24,654
Professional fees		18,400
Custodian fees		12,042
Shareholder reports		7,235
Transfer agent fees		626
Other expenses	+	7,355
Total expenses		3,974,170
Expense reduction	–	302,356
Net expenses	–	3,671,814
Net investment income		32,534,480

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		78,595
Increase in net assets resulting from operations		$32,613,075
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$32,534,480	$71,472,441
Net realized gains	+	78,595	149,951
Increase in net assets from operations		$32,613,075	$71,622,392

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($10,784,059 )	($25,492,819 )
Ultra Shares	+	(21,750,422)	(46,097,759)
Total distributions		($32,534,481 )	($71,590,578 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		649,473,960	1,387,429,655
Ultra Shares	+	1,801,124,701	2,992,764,322
Total shares sold		2,450,598,661	4,380,193,977
Shares Reinvested
Investor Shares		8,640,109	20,242,493
Ultra Shares	+	15,801,000	35,011,681
Total shares reinvested		24,441,109	55,254,174
Shares Redeemed
Investor Shares		(687,039,576)	(1,361,147,294)
Ultra Shares	+	(1,836,424,455)	(2,721,718,469)
Total shares redeemed		(2,523,464,031)	(4,082,865,763)
Net transactions in fund shares		(48,424,261)	352,582,388

NET ASSETS
Beginning of period		$3,255,158,259	$2,902,544,057
Total increase (decrease)	+	(48,345,667)	352,614,202
End of period		$3,206,812,592	$3,255,158,259

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab AMT Tax-Free Money Fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab California Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.
The Schwab New York Municipal Money Fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
Each fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
Each fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	72%	74%	81%	84%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	14%	14%	14%	13%
	(Bank of America NA)	(Bank of America NA)	(Bank of America NA)	(Bank of America NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of a fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%	0.34%	0.34%
Ultra Shares	0.19%	0.19%	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$258,388,241	$101,513,190	$0
Schwab AMT Tax-Free Money Fund	15,500,824	162,650,477	0
Schwab California Municipal Money Fund	31,004,054	56,901,152	0
Schwab New York Municipal Money Fund	53,123,116	91,037,097	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$18,987,190,176
Schwab AMT Tax-Free Money Fund	4,214,931,512
Schwab California Municipal Money Fund	9,144,101,719
Schwab New York Municipal Money Fund	3,218,443,712
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$441,496,185	$248,638	$35,967
Schwab AMT Tax-Free Money Fund	92,730,168	152,839	8,121
Schwab California Municipal Money Fund	189,927,979	772,173	—
Schwab New York Municipal Money Fund	71,452,702	85,118	52,758
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund, Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
technology and use of data (including artificial intelligence), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a retail money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab California Municipal Money Fund – Investor Shares had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund. Such other factors included that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages.Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements and plans (including shareholder servicing fees) were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

MFR13603-30
00326942

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)  (1)    Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: August 17, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date: August 17, 2026